NESTEGG Funds
Semi-Annual Report
For the Period Ended August 31, 2000



NestEgg Capital Preservation Fund (formerly the NestEgg 2000 Fund) NestEgg 2010 Fund
NestEgg 2020 Fund
NestEgg 2030 Fund
NestEgg 2040 Fund
LifePath(R) Master Portfolios





--------------------------------------------------------------------------------
Important Customer Information, Investment Products:
 .  Are not deposits or obligations of, or guaranteed by, INTRUST Bank, N.A. or any of its affiliates,
 .  Are not insured by the FDIC, and
 .  Are subject to investment risks, including possible loss of the principal amount invested.
--------------------------------------------------------------------------------

This material must be accompanied or preceded by a prospectus.

American Independence Funds Trust is distributed by BISYS Fund Services.

Letter from the President                                   August, 2000
Dear Shareholder:

The first half of the 2001 fiscal year, ended August 31, 2000, can be described as a period of significant volatility and opportunity. Highlights from the period include:

     . The Dow Jones Industrials achieved their biggest point increase ever on March 16/th/, rising 499.19 points. On April 14/th/, they experienced their biggest point drop ever, falling 617.78 points.

     . The S&P 500 index also reached a milestone, climbing to a record 1,493.87 on March 21/st/.

     . The Federal Reserve Board raised short-term interest rates twice during the first half of the year. At 6.50%, the federal funds rate now stands at its highest level since January 1991.

     As you read through this report and review the performance of the funds in your portfolio, we remind you to consider the long-term perspective when making investment decisions. While one fund's recent performance may be better than another's, it is important to remember that past performance is no guarantee of future returns. Even as market conditions change, you should maintain your investment strategy as long as it remains appropriate for your short- or long-term objectives. One trait many successful investors share is the ability to stay focused on their personal financial goals while ignoring temporary market swings.

The NestEgg Funds offer a simple, cost-effective way for you to invest in your future. We trust that the Funds are fulfilling your expectations and will continue to do so. We appreciate your confidence and look forward to continuing to help you meet your investment goals.



/s/ Dave Bunstine
Dave Bunstine
President



The Dow Jones Industrial Average is a broad-based, unmanaged index that represents the general performace of domestically traded common stocks of medium to large sized companies. The S&P 500 Stock Index is an unmanaged index generally representative of the U.S. stock market as a whole. Investors cannot invest in an index, although they can invest in the underlying securities.

                  NestEgg Semi-Annual Commentary August 2000


The NestEgg strategies performed well over the last six months as measured against their benchmarks. The returns of the NestEgg family of funds ranged from more than 8.00% for the NestEgg 2030 and NestEgg 2040 Funds, to 5.09% for NestEgg Capital Preservation Fund. Each Fund invests in a combination of domestic and international stocks, bonds, and short-term money market instruments in proportions that gradually become more conservative as the year in the Fund's name approaches. The NestEgg Funds with shorter horizons hold portfolios more concentrated in money market and fixed-income securities, which are less volatile but can be expected to have lower performance in periods with high equity returns. The longer-horizon NestEgg Funds hold portfolios more highly concentrated in equities, both international and domestic. As a NestEgg Fund moves toward its maturity date and there is less time to recover from normal equity market volatility, the allocation of assets within the fund shifts toward more conservative vehicles such as fixed-income instruments or cash.

For the six-month period ending August 31/st/, U.S. equities, as measured by Barclays Global Investors, N.A. (BGI) US Equity Market Fund Index, ended the period up 7.84% despite significant losses in April and May. BGI's U.S. Equity Market Fund Index is a broad, cap-weighted U.S. Equity Index. Fixed-income markets also had a strong showing: US bonds, as measured by the Lehman Brothers Aggregate Index, returned 5.53% and U.S. Money Market instruments, as measured by U.S. Treasury Bills, rose 2.90%. While some international markets performed extremely well, particularly Canadian stocks, which returned more than 30%, international equities across developed markets, as measured by the MSCI EAFE Index, declined 3.49%. For the six months ending August 31/st/, the NestEgg 2030 and 2040 portfolios both had higher returns than any of the four broad asset classes that they invest in: international and domestic stocks, bonds, and money market instruments.

The volatility of global stock markets reflected the uncertain economic environment across all developed markets. As inflationary pressures in North America and Europe continued to build, central banks raised interest rates, tightening monetary policy. The U.S. Federal Reserve Board raised rates twice over the past six months, first by 0.25% in March, then by 0.50% in May. Similarly, other central banks, including the European Central Bank, which controls monetary policy for the EMU countries, echoed the U.S.'s tightening policy. When US economic data released in early August suggested a slowdown in the U.S. economy, the Federal Reserve kept rates unchanged at the August 22/nd/ meeting. This economic environment also helped to maintain a strong U.S. dollar. In particular, the dollar gained against the Euro.

NestEgg Fund performance was helped by higher than normal allocations to US large-cap companies. The NestEgg Funds also shifted assets from notes to cash in March and maintained this stance throughout the second quarter. The tactical allocation of all of the NestEgg Funds currently favors cash and equities over bonds, driven in part by low yields on longer duration bonds.

On August 31, 2000, assets in the NestEgg Funds were allocated as follows:

                                U.S. Equity   International  U.S. Bonds     Money
                                                     Equity               Market*
NestEgg Capital Preservation            15%              5%         56%       24%
NestEgg 2010                            31%              9%         49%       11%
NestEgg 2020                            50%             14%         30%        6%
NestEgg 2030                            61%             18%         18%        3%
NestEgg 2040                            73%             21%          6%        0%

* The percentage of the Funds' assets that are invested in money market instruments is net of the Funds' other assets and liabilities.

The NestEgg Funds are organized as "feeder" funds in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolios, the feeder funds, which are offered to the public, hold interests in the net assets of the Master Portfolios. It is the Master Portfolios that actually invest in the individual securities. Barclays Global Fund Advisors
(BGFA) advises the Master Portfolios.

NestEgg Funds
NestEgg Capital Preservation Fund

Statement of Assets and Liabilities

                                                           August 31, 2000
                                                               (Unaudited)
Assets:
Investments in the LifePath Income Fund
 Master Portfolio at value (Note 1)                            $ 4,079,353
                                                               -----------
 Total Assets                                                    4,079,353

Liabilities:
Accrued expenses and other payables:
 Other payables and accrued expenses              $  14,203
                                                  ---------
 Total Liabilities                                                  14,203
                                                               -----------
Net Assets consist of:
Paid in Capital                                                  3,897,349
Undistributed (distributions in excess of)
 net investment income                                               5,306
Undistributed (distributions in excess of)
 net realized gains on investment transactions                     233,015
Net unrealized appreciation (depreciation)
 from investments                                                  (70,520)
                                                               -----------
Net Assets                                                     $ 4,065,150
                                                               ===========
Service Shares
   Net Assets                                                  $ 4,065,150
   Shares outstanding                                              395,883
   Redemption price per share                                  $     10.27
                                                               ===========

   Maximum Sales Charge - Service Shares                              3.00%
                                                               -----------

   Maximum Offering Price (100% /(100%-
     Maximum Sales Charge) of net asset value
     adjusted to the nearest cent) per share -
     Service Shares                                            $     10.59
                                                               ===========

Statement of Operations

                                            For the period ended August 31, 2000
                                                                     (Unaudited)
Investment Income allocated from
   corresponding Master Porfolio
Interest income                                                        $ 99,830
Dividend income (Net of withholding tax of $264)                          6,499
Expenses (Note 3)                                                       (11,820)
                                                                      ---------
   Net Investment Income allocated from
     corresponding Master Porfolio                                       94,509

Expenses:(Note 3)
Investment advisory fees                                $  3,225
Administration fees                                        4,300
12B-1 fees                                                 5,375
Shareholder servicing fees                                 5,375
Fund accounting fees                                       7,149
Audit                                                      2,830
Legal                                                      1,968
Other                                                      3,614
                                                        --------
Total expenses before waivers                                            33,836
   Less expenses waived                                                 (13,843)
                                                                      ---------
   Net Expenses                                                          19,993
                                                                      ---------
Net Investment Income                                                    74,516
                                                                      ---------
Realized/Unrealized Gains (Losses) from
   Investments allocated from corresponding
   Master Portfolio:
Net realized gains from investment transactions                         236,314
Net change in unrealized appreciation (depreciation)
   on investments                                                       (88,887)
                                                                      ---------
Net realized/unrealized gains from investments                          147,427
                                                                      ---------
Change in Net Assets Resulting from
   Operations                                                         $ 221,943
                                                                      =========

                       See notes to financial statements

NestEgg Funds
NestEgg Capital Preservation Fund

Statements of Changes in Net Assets

                                                                                            For the            For the
                                                                                          period ended       year ended
                                                                                           August 31,       February 29,
                                                                                              2000              2000
                                                                                         -------------     --------------
                                                                                          (Unaudited)
From Investment Activities:
Operations:
   Net investment income/(loss)                                                          $      74,516     $      92,258
   Net realized gains/(losses) on investment transactions                                      236,314            (3,161)
   Net change in unrealized appreciation/(depreciation) from investments                       (88,887)           42,916
                                                                                         -------------     -------------
Change in net assets resulting from operations                                                 221,943           132,013
                                                                                         -------------     -------------
Distributions to Shareholders: Service Shares
   From net investment income                                                                  (72,631)          (93,291)
   Tax return of capital                                                                             -            (4,475)
                                                                                         -------------     -------------
Change in net assets from shareholder distributions                                            (72,631)          (97,766)

Capital Share Transactions: Service Shares
   Proceeds from shares issued                                                                 376,689         7,259,910
   Dividends reinvested                                                                         72,631            97,766
   Cost of shares redeemed                                                                  (2,409,681)       (2,831,819)
                                                                                         -------------     -------------
Change in net assets from capital share transactions                                        (1,960,361)        4,525,857
                                                                                         -------------     -------------

Change in net assets                                                                        (1,811,049)        4,560,104

Net Assets:
   Beginning of period                                                                       5,876,199         1,316,095
                                                                                         -------------     -------------
   End of period                                                                         $   4,065,150     $   5,876,199
                                                                                         =============     =============
Share Transactions: Service Shares
   Issued                                                                                       36,975           726,610
   Reinvested                                                                                    7,181             9,800
   Redeemed                                                                                   (238,724)         (278,982)
                                                                                         -------------     -------------
   Change in shares                                                                           (194,568)          457,428
                                                                                         =============     =============

                       See notes to financial statements

NestEgg Funds
NestEgg Capital Preservation Fund

Financial Highlights, Service Shares


                                                           For the            For the           For the
                                                         period ended        year ended       period ended
                                                          August 31,         February 29,     February 28,
                                                             2000               2000            1999 (a)
                                                        -------------        ------------     ------------
                                                         (Unaudited)

Net Asset Value, Beginning of Period                      $  9.95               $  9.89          $  10.00
                                                          -------               -------          --------
Investment Activities
   Net investment income                                     0.18                  0.31              0.03
   Net realized and unrealized gains on investments          0.32                  0.09             (0.14)
                                                          -------               -------          --------
   Total from Investment Activities                          0.50                  0.40             (0.11)
                                                          -------               -------          --------
Distributions

   Net investment income                                    (0.18)                (0.34)                -
   Tax return of capital                                        -                     - **              -
                                                          -------               -------          --------
   Total Distributions                                      (0.18)                (0.34)                -
                                                          -------               -------          --------
Net Asset Value, End of Period                            $ 10.27               $  9.95          $   9.89
                                                          =======               =======          ========
Total Return (excludes sales charge)                        5.09% (b)             4.19%            (1.10%) (b)
Ratios/Supplemental Data:
Net Assets at end of period (000)                         $ 4,065               $ 5,876         $   1,316
Ratio of expenses to average net assets                     1.48% (c)             1.49%             1.50% (c)
Ratio of net investment income to average net assets        3.46% (c)             3.12%             2.68% (c)
Ratio of expenses to average net assets*                    2.12% (c)             3.16%            12.20% (c)
Portfolio Turnover Rate (d)                                   16%                   55%

________________________________________________________________
* During the period, certain fees were contractually reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.
**The amount is less than $0.005.
(a) The Fund commenced operations on January 4, 1999.
(b) Not Annualized.
(c) Annualized.
(d) Portfolio turnover rate represents that of the Master Portfolio.

                       See notes to financial statements

NestEgg Funds
NestEgg 2010 Fund

Statement of Assets and Liabilities

                                                               August 31, 2000
                                                                 (Unaudited)

Assets:
Investments in the LifePath 2010
   Master Portfolio at value (Note 1)                             $ 11,705,123
                                                                  ------------
   Total Assets                                                     11,705,123

Liabilities:
Accrued expenses and other payables:
   Other payables and accrued expenses           $    18,276
                                                 -----------
   Total Liabilities                                                    18,276
                                                                  ------------
Net Assets consist of:
Paid in Capital                                                     11,001,517
Undistributed (distributions in
   excess of) net investment income                                      2,000
Undistributed (distributions in excess
   of) net realized gains on investment
   transactions                                                        811,157
Net unrealized appreciation (depreciation)
   from investments                                                   (127,827)
                                                                  ------------
Net Assets                                                        $ 11,686,847
                                                                  ------------

Service Shares
   Net Assets                                                     $ 11,686,847
   Shares outstanding                                                1,081,572
   Redemption price per share                                     $      10.81
                                                                  ------------

   Maximum Sales Charge - Service Shares                                  3.00%

   Maximum Offering Price (100%/(100%-
     Maximum Sales Charge) of net
     asset value adjusted to the nearest
     cent) per share - Service Shares                             $      11.14


Statement of Operations

                                           For the period ended August 31, 2000
                                                                     (unaudited)
Investment Income allocated from
   corresponding Master Porfolio

Interest income                                                   $    206,524
                                                                        38,870
Dividend income (Net of withholding tax
   of $1,303)                                                          (34,378)
                                                                  ------------
Expenses (Note 3)
   Net Investment Income allocated                                     211,016
       from corresponding Master Porfolio

Expenses:(Note 3)

Investment advisory fees                    $    9,378
Administration fees                             12,504
12B-1 fees                                      15,630
Shareholder servicing fees                      15,630
Fund accounting fees                             6,929
Audit                                            9,761
Other                                            8,744
                                            ----------

Total expenses before waivers                                           78,576
   Less expenses waived                                                (33,970)
                                                                  ------------
   Net Expenses                                                         44,606
                                                                  ------------
Net Investment Income                                                  166,410
                                                                  ------------

Realized/Unrealized Gains (Losses) from
   Investments allocated from
   corresponding Master Portfolio:

Net realized gains from investment
transactions                                                           790,854
Net change in unrealized appreciation
  (depreciation) on investments                                       (273,575)
                                                                  ------------
Net realized/unrealized gains from
   investments                                                         517,279
                                                                  ------------

Change in Net Assets Resulting from
   Operations                                                     $    683,689
                                                                  ------------

                       See notes to financial statements

NestEgg Funds
NestEgg 2010 Fund

Statements of Changes in Net Assets

                                                                                                   For the          For the
                                                                                                 period ended      year ended
                                                                                                   August 31,     February 29,
                                                                                                      2000            2000
                                                                                                 ------------     ------------
                                                                                                  (Unaudited)
From Investment Activities:
Operations:
   Net investment income/(loss)                                                                  $    166,410     $    123,607
   Net realized gains/(losses) on investment transactions                                             790,854           37,272
   Net change in unrealized appreciation/(depreciation) from investments                             (273,575)         213,016
                                                                                                 ------------     ------------
Change in net assets resulting from operations                                                        683,689          373,895
                                                                                                 ------------     ------------

Distributions to Shareholders: Service Shares
   From net investment income                                                                        (169,734)        (126,338)
   From net realized gains on investment transactions                                                       -          (13,981)
                                                                                                 ------------     ------------
Change in net assets from shareholder distributions                                                  (169,734)        (140,319)

Capital Share Transactions: Service Shares
   Proceeds from shares issued                                                                      1,427,670       14,259,858
   Dividends reinvested                                                                               165,994          124,490
   Cost of shares redeemed                                                                         (4,091,415)      (3,676,143)
                                                                                                 ------------     ------------
Change in net assets from capital share transactions                                               (2,497,751)      10,708,205
                                                                                                 ------------     ------------

Change in net assets                                                                               (1,983,796)      10,941,781

Net Assets:
   Beginning of period                                                                             13,670,643        2,728,862
                                                                                                 ------------     ------------
   End of period                                                                                 $ 11,686,847     $ 13,670,643
                                                                                                 ============     ============
Share Transactions: Service Shares
   Issued                                                                                             133,794        1,382,223
   Reinvested                                                                                          15,656           12,080
   Redeemed                                                                                          (385,626)        (351,592)
                                                                                                 ------------     ------------
   Change in shares                                                                                  (236,176)       1,042,711
                                                                                                 ============     ============

                       See notes to financial statements

NestEgg Funds
NestEgg 2010 Fund

Financial Highlights, Service Shares

                                                                         For the            For the         For the
                                                                      period ended         year ended     period ended
                                                                       August 31,         February 29,    February 28,
                                                                          2000                2000          1999 (a)
                                                                      ------------        ------------    ------------
                                                                      (Unaudited)
Net Asset Value, Beginning of Period                                  $     10.37         $     9.92      $    10.00
                                                                      -----------         ----------      ----------
Investment Activities
   Net investment income                                                     0.15               0.21            0.03
   Net realized and unrealized gains on investments                          0.44               0.50           (0.11)
                                                                      -----------         ----------      ----------
   Total from Investment Activities                                          0.59               0.71           (0.08)
                                                                      -----------         ----------      ----------
Distributions

   Net investment income                                                    (0.15)             (0.24)
   Net realized gains on investment transactions                              -                (0.02)
                                                                      -----------         ----------      ----------
   Total Distributions                                                      (0.15)             (0.26)              -
                                                                      -----------         ----------      ----------
Net Asset Value, End of Period                                           $  10.81           $  10.37       $    9.92
                                                                      ===========         ==========      ==========
Total Return (excludes sales charge)                                         5.74% (b)          7.24%          (0.80%) (b)
Ratios/Supplemental Data:
Net Assets at end of period (000)                                        $ 11,687           $ 13,671       $   2,729
Ratio of expenses to average net assets                                      1.26% (c)          1.50%           1.29% (c)
Ratio of net investment income to average net assets                         2.66% (c)          2.27%           2.46% (c)
Ratio of expenses to average net assets*                                     1.81% (c)          2.94%           8.26% (c)
Portfolio Turnover Rate (d)                                                    33%                49%

________________________________________________________________________________
* During the period, certain fees were contractually reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.
(a) The Fund commenced operations on January 4, 1999.
(b) Not Annualized.
(c) Annualized.
(d) Portfolio turnover rate represents that of the Master Portfolio.

                       See notes to financial statement

NestEgg Funds
NestEgg 2020 Fund

Statement of Assets and Liabilities

                                                               August 31, 2000
                                                                   (Unaudited)

Assets:

Investments in the LifePath 2020
   Master Portfolio at value (Note 1)                            $  18,840,538
                                                                  ------------
   Total Assets                                                     18,840,538

Liabilities:

Accrued expenses and other payables:
   Other payables and accrued expenses            $   51,785
                                                  ----------
   Total Liabilities                                                    51,785
                                                                  ------------
Net Assets consist of:
Paid in Capital                                                     17,279,488
Undistributed (distributions in excess of)
   net investment income                                                 2,244
Undistributed (distributions in excess of)
   net realized gains on investment transactions                     1,248,077
Net unrealized appreciation (depreciation) from
   investments                                                         258,944
                                                                  ------------
Net Assets                                                       $  18,788,753
                                                                  ============

Service Shares

   Net Assets                                                    $  18,788,753
   Shares outstanding                                                1,646,827
   Redemption price per share                                    $       11.41
                                                                  ------------

   Maximum Sales Charge - Service Shares                                  3.00%
                                                                  ------------
   Maximum Offering Price (100% /(100%-
     Maximum Sales Charge) of net asset value
     adjusted to the nearest cent) per share -
     Service Shares                                              $       11.76
                                                                  ============


Statement of Operations

                                            For the period ended August 31, 2000
                                                                     (Unaudited)

Investment Income allocated from
   corresponding Master Porfolio

Interest income                                                     $   188,901
Dividend income (Net of withholding tax of $2,534)                       83,453
Expenses (Note 3)                                                       (52,008)
                                                                    -----------
   Net Investment Income allocated from
     corresponding Master Porfolio                                      220,346

Expenses:(Note 3)
Investment advisory fees                      $ 14,174
Administration fees                             18,899
12B-1 fees                                      23,623
Shareholder servicing fees                      23,623
Fund accounting fees                             6,372
Audit                                            5,983
Legal                                            7,774
Other                                            8,955
                                              --------
Total expenses before waivers                                           109,403
   Less expenses waived                                                 (47,735)
                                                                    -----------
   Net Expenses                                                          61,668
                                                                    -----------
Net Investment Income                                                   158,678
                                                                    -----------
Realized/Unrealized Gains (Losses) from
   Investments allocated from corresponding
   Master Portfolio:
Net realized gains from investment transactions                       1,218,418
Net change in unrealized appreciation (depreciation)
   on investments                                                      (129,434)
                                                                    -----------
Net realized/unrealized gains from investments                        1,088,984
                                                                    -----------

Change in Net Assets Resulting from
   Operations                                                       $ 1,247,662
                                                                    ===========

                       See notes to financial statements

NestEgg Funds
NestEgg 2020 Fund

Statements of Changes in Net Assets

                                                                                 For the         For the
                                                                              period ended     year ended
                                                                                August 31,     February 29,
                                                                                   2000            2000
                                                                             --------------    ------------
                                                                               (Unaudited)
From Investment Activities:
Operations:

   Net investment income/(loss)                                              $      158,678    $    134,518
   Net realized gains/(losses) on investment transactions                         1,218,418          96,860
   Net change in unrealized appreciation/(depreciation) from investments           (129,434)        583,511
                                                                             --------------    ------------
Change in net assets resulting from operations                                    1,247,662         814,889
                                                                             --------------    ------------
Distributions to Shareholders: Service Shares

   From net investment income                                                      (159,808)       (138,448)
   From net realized gains on investment transactions                                     -         (58,692)
                                                                             --------------    ------------
Change in net assets from shareholder distributions                                (159,808)       (197,140)

Capital Share Transactions: Service Shares

   Proceeds from shares issued                                                    2,929,336      15,201,419
   Dividends reinvested                                                             158,035         141,970
   Cost of shares redeemed                                                       (4,216,635)     (4,279,806)
                                                                             --------------    ------------
Change in net assets from capital share transactions                             (1,129,264)     11,063,583
                                                                             --------------    ------------

Change in net assets                                                                (41,410)     11,681,332

Net Assets:
   Beginning of period                                                           18,830,163       7,148,831
                                                                             --------------    ------------
   End of period                                                             $   18,788,753    $ 18,830,163
                                                                             ==============    ============
Share Transactions: Service Shares

   Issued                                                                           262,580       1,420,302
   Reinvested                                                                        14,230          13,390
   Redeemed                                                                        (380,290)       (403,094)
                                                                             --------------    ------------
   Change in shares                                                                (103,480)      1,030,598
                                                                             --------------    ------------

                       See notes to financial statements

NestEgg Funds
NestEgg 2020 Fund

Financial Highlights, Service Shares

                                                               For the                For the         For the
                                                             period ended           year ended      period ended
                                                              August 31,           February 29,     February 28,
                                                                 2000                  2000           1999 (a)
                                                            -------------         -------------    --------------
                                                             (Unaudited)
Net Asset Value, Beginning of Period                           $    10.76              $   9.93       $  10.00
                                                              -----------            ----------      ---------
Investment Activities
   Net investment income                                             0.10                  0.07 (b)       0.01
   Net realized and unrealized gains on investments                  0.65                  0.94          (0.08)
                                                              -----------            ----------      ---------
   Total from Investment Activities                                  0.75                  1.01          (0.07)
                                                              -----------            ----------      ---------
Distributions
   Net investment income                                            (0.10)                (0.13)             -
   Net realized gains on investment transactions                        -                 (0.05)             -
                                                              -----------            ----------      ---------
   Total Distributions                                              (0.10)                (0.18)              -
                                                              -----------            ----------      ---------
Net Asset Value, End of Period                                 $    11.41              $  10.76       $   9.93
                                                              ===========            ==========      =========
Total Return (excludes sales charge)                                 6.96%(c)             10.20%         (0.70%)(c)
Ratios/Supplemental Data:

Net Assets at end of period (000)                              $   18,789              $ 18,830       $  7,149
Ratio of expenses to average net assets                              1.20%(d)              1.50%          1.69% (d)
Ratio of net investment income to average net assets                 1.68%(d)              1.30%          0.81% (d)
Ratio of expenses to average net assets*                             1.71%(d)              3.47%          5.69% (d)
Portfolio Turnover Rate (e)                                            21%                   43%

_____________________________________________________________
* During the period, certain fees were contractually reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.
(a) The Fund commenced operations on January 4, 1999.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) Not Annualized.
(d) Annualized.
(e) Portfolio turnover rate represents that of the Master Portfolio.

                       See notes to financial statements

NestEgg Funds
NestEgg 2030 Fund

Statement of Assets and Liabilities
                                                     August 31, 2000
                                                         (Unaudited)

Assets:
Investments in the LifePath 2030
   Master Portfolio at value (Note 1)                 $    9,026,224
                                                     ---------------
   Total Assets                                            9,026,224

Liabilities:
Accrued expenses and other payables:
   Other payables and accrued expenses      $  8,103
                                            --------
   Total Liabilities                                           8,103
                                                     ---------------
Net Assets consist of:
Paid in Capital                                            8,177,415
Undistributed (distributions in
excess of) net investment income                               4,573
Undistributed (distributions in excess of)
   net realized gains on investment transactions             520,393
Net unrealized appreciation
(depreciation) from investments                              315,740
                                                     ---------------
Net Assets                                            $    9,018,121
                                                     ===============

Service Shares
   Net Assets                                         $    9,018,121
   Shares outstanding                                        759,755
   Redemption price per share                         $        11.87
                                                     ===============

   Maximum Sales Charge - Service Shares                       3.00%
                                                     ---------------
   Shares

   Maximum Offering Price (100%/(100%-
     Maximum Sales Charge) of net asset value
     adjusted to the nearest cent)
     per share - Service Shares                       $        12.24
                                                     ===============

Statement of Operations

                                            For the period ended August 31, 2000
                                                                     (Unaudited)

Investment Income allocated from
   corresponding Master Porfolio
Interest income                                                       $  42,513
Dividend income (Net of withholding tax of $1,589)                       44,709
Expenses (Note 3)                                                       (22,597)
                                                                      ---------
   Net Investment Income allocated from
     corresponding Master Porfolio                                       64,625

Expenses:(Note 3)
Investment advisory fees                                     $    6,153
Administration fees                                               8,204
12B-1 fees                                                       10,255
Shareholder servicing fees                                       10,255
Fund accounting fees                                              6,776
Audit                                                             6,464
Other                                                             8,134
                                                             ----------

Total expenses before waivers                                            56,241
   Less expenses waived                                                 (23,770)
                                                                      ---------
   Net Expenses                                                          32,471
                                                                      ---------
Net Investment Income                                                    32,154
                                                                      ---------
Realized/Unrealized Gains from
   Investments allocated from corresponding
   Master Portfolio:
Net realized gains from investment transactions                         513,417
Net change in unrealized appreciation (depreciation)
   on investments                                                        75,229
                                                                      ---------
Net realized/unrealized gains from investments                          588,646
                                                                      ---------
Change in Net Assets Resulting from
   Operations                                                         $ 620,800
                                                                      =========

                       See notes to financial statements

NestEgg Funds
NestEgg 2030 Fund

Statements of Changes in Net Assets

                                                                                              For the             For the
                                                                                           period ended          year ended
                                                                                            August 31,          February 29,
                                                                                               2000                 2000
                                                                                            -----------         -----------
                                                                                            (Unaudited)
From Investment Activities:
Operations:
   Net investment income/(loss)                                                             $    32,154         $    27,286
   Net realized gains/(losses) on investment transactions                                       513,417              33,841
   Net change in unrealized appreciation/(depreciation) from investments                         75,229             269,183
                                                                                            -----------         -----------
Change in net assets resulting from operations                                                  620,800             330,310
                                                                                            -----------         -----------

Distributions to Shareholders: Service Shares
   From net investment income                                                                   (28,857)            (26,444)
   From net realized gains on investment transactions                                                 -             (25,954)
                                                                                            -----------         -----------
Change in net assets from shareholder distributions                                             (28,857)            (52,398)

Capital Share Transactions: Service Shares
   Proceeds from shares issued                                                                2,197,113           6,838,796
   Dividends reinvested                                                                          28,271              30,694
   Cost of shares redeemed                                                                   (1,170,296)           (974,353)
                                                                                            -----------         -----------
Change in net assets from capital share transactions                                          1,055,088           5,895,137
                                                                                            -----------         -----------

Change in net assets                                                                          1,647,031           6,173,049

Net Assets:
   Beginning of period                                                                        7,371,090           1,198,041
                                                                                            -----------         -----------
   End of period                                                                            $ 9,018,121         $ 7,371,090
                                                                                            ===========         ===========
Share Transactions: Service Shares
   Issued                                                                                       190,491             635,490
   Reinvested                                                                                     2,471               2,833
   Redeemed                                                                                    (101,959)            (90,397)
                                                                                            -----------         -----------
   Change in shares                                                                              91,003             547,926
                                                                                            ===========         ===========

                       See notes to financial statements

NestEgg Funds
NestEgg 2030 Fund

Financial Highlights, Service Shares


                                                                 For the               For the           For the
                                                               period ended           year ended       period ended
                                                                 August 31,          February 29,      February 28,
                                                                   2000                  2000            1999 (a)
                                                               -------------         ------------      ------------
                                                                (Unaudited)
Net Asset Value, Beginning of Period                           $       11.02         $       9.92             10.00
                                                               -------------         ------------      ------------
Investment Activities
   Net investment income                                                0.04                 0.07               -    **
   Net realized and unrealized gains on investments                     0.85                 1.14             (0.08)
                                                               -------------         ------------      ------------
   Total from Investment Activities                                     0.89                 1.21             (0.08)
                                                               -------------         ------------      ------------
Distributions

   Net investment income                                               (0.04)               (0.06)              -
   Net realized gains on investment transactions                         -                  (0.05)              -
                                                               -------------         ------------      ------------
   Total Distributions                                                 (0.04)               (0.11)              -
                                                               -------------         ------------      ------------
Net Asset Value, End of Period                                 $       11.87         $      11.02      $       9.92
                                                               =============         ============      ============
Total Return (excludes sales charge)                                    8.09% (b)           12.28%            (0.80%) (b)
Ratios/Supplemental Data:
Net Assets at end of period (000)                              $       9,018         $      7,371      $      1,198
Ratio of expenses to average net assets                                 1.34% (c)            1.49%             1.50%  (c)
Ratio of net investment income to average net assets                    0.78% (c)            0.72%             0.40%  (c)
Ratio of expenses to average net assets*                                1.92% (c)            2.48%            17.19%  (c)
Portfolio Turnover Rate (d)                                               16%                  26%

________________________________________________________________________________
* During the period, certain fees were contractually reduced and/or reimbursed. If such fee and/or reimbursements had not occurred, the ratio would have been as indicated.
** The amount is less than $0.005.
(a) The Fund commenced operations on January 4, 1999.
(b) Not Annualized.
(c) Annualized.
(d) Portfolio turnover rate represents that of the Master Portfolio.


                       See notes to financial statements

NestEgg Funds
NestEgg 2040 Fund

Statement of Assets and Liabilities

                                                              August 31, 2000
                                                                  (Unaudited)
Assets:
Investments in the LifePath 2040
   Master Portfolio at value (Note 1)                              $8,496,955
                                                                   ----------
   Total Assets                                                     8,496,955

Liabilities:
Accrued expenses and other payables:
   Other payables and accrued expenses            $ 6,399
                                                  -------
   Total Liabilities                                                    6,399
                                                                   ----------
Net Assets consist of:
Paid in Capital                                                     7,592,034
Undistributed (distributions in excess of)
   net investment income                                                  517
Undistributed (distributions in excess of)
   net realized gains on investment transactions                      679,104
Net unrealized appreciation (depreciation) from
   investments                                                        218,901
                                                                   ----------
Net Assets                                                         $8,490,556
                                                                   ==========
Service Shares
   Net Assets                                                      $8,490,556
   Shares outstanding                                                 687,066
   Redemption price per share                                      $    12.36
                                                                   ==========

   Maximum Sales Charge - Service Shares                                 3.00%
                                                                   ----------

   Maximum Offering Price (100%/(100%-
     Maximum Sales Charge) of net asset value
     adjusted to the nearest cent) per share -
     Service Shares                                                $    12.74
                                                                   ==========

Statement of Operations

                                            For the period ended August 31, 2000
                                                                     (Unaudited)

Investment Income allocated from
   corresponding Master Porfolio
Interest income                                                       $   7,481
Dividend income (Net of withholding tax of $1,693)                       55,530
Expenses (Note 3)                                                       (24,750)
                                                                      ---------
   Net Investment Income allocated from
     corresponding Master Porfolio                                       38,261

Expenses:(Note 3)
Investment advisory fees                                  $  6,739
Administration fees                                          8,985
12B-1 fees                                                  11,231
Shareholder servicing fees                                  11,231
Fund accounting fees                                         6,095
Audit                                                        7,337
Other                                                        7,400
                                                          --------

Total expenses before waivers                                            59,018
   Less expenses waived                                                 (25,054)
                                                                      ---------
   Net Expenses                                                          33,964
                                                                      ---------
Net Investment Income                                                     4,297
                                                                      ---------
Realized/Unrealized Gains (Losses) from
   Investments allocated from corresponding
   Master Portfolio:
Net realized gains from investment transactions                         659,332
Net change in unrealized appreciation (depreciation)
   on investments                                                       (24,293)
                                                                      ---------
Net realized/unrealized gains from investments                          635,039
                                                                      ---------

Change in Net Assets Resulting from
   Operations                                                         $ 639,336
                                                                      =========


                       See notes to financial statements

NestEgg Funds
NestEgg 2040 Fund

Statements of Changes in Net Assets

                                                                                         For the             For the
                                                                                       period ended         year ended
                                                                                        August 31,         February 29,
                                                                                          2000                 2000
                                                                                     --------------       --------------
                                                                                       (Unaudited)
From Investment Activities:
Operations:
   Net investment income/(loss)                                                      $       4,297        $      (2,007)
   Net realized gains/(losses) on investment transactions                                  659,332               47,235
   Net change in unrealized appreciation/(depreciation) from investments                   (24,293)             266,785
                                                                                     -------------        -------------
Change in net assets resulting from operations                                             639,336              312,013
                                                                                     -------------        -------------

Distributions to Shareholders: Service Shares
   From net investment income                                                                    -               (1,120)
   From net realized gains on investment transactions                                            -              (26,940)
                                                                                     -------------        -------------
Change in net assets from shareholder distributions                                              -              (28,060)

Capital Share Transactions: Service Shares
   Proceeds from shares issued                                                           2,337,867            8,336,003
   Dividends reinvested                                                                          -                7,430
   Cost of shares redeemed                                                              (2,514,726)          (1,475,005)
                                                                                     -------------        -------------
Change in net assets from capital share transactions                                      (176,859)           6,868,428
                                                                                     -------------        -------------

Change in net assets                                                                       462,477            7,152,381

Net Assets:
   Beginning of period                                                                   8,028,079              875,698
                                                                                     -------------        -------------
   End of period                                                                     $   8,490,556        $   8,028,079
                                                                                     =============        =============

Share Transactions: Service Shares
   Issued                                                                                  196,928              745,065
   Reinvested                                                                                    -                  662
   Redeemed                                                                               (213,088)            (130,532)
                                                                                     -------------        -------------
   Change in shares                                                                        (16,160)             615,195
                                                                                     =============        =============

                       See notes to financial statements

NestEgg Funds
NestEgg 2040 Fund

Financial Highlights, Service Shares

                                                                   For the                 For the               For the
                                                                 period ended             year ended           period ended
                                                                   August 31,            February 29,          February 28,
                                                                     2000                    2000                 1999 (a)
                                                                 --------------          ------------         -------------
                                                                  (Unaudited)
Net Asset Value, Beginning of Period                             $       11.42           $       9.95         $       10.00
                                                                 -------------           ------------         -------------
Investment Activities
  Net investment income                                                      - **                   - **              (0.01)
  Net realized and unrealized gains on investments                        0.94                   1.52                 (0.04)
                                                                 -------------           ------------         -------------
  Total from Investment Activities                                        0.94                   1.52                 (0.05)
                                                                 -------------           ------------         -------------
Distributions
  Net investment income                                                      -                  (0.01)                    -
  Net realized gains on investment transactions                              -                  (0.04)                    -
                                                                 -------------           ------------         -------------
  Total Distributions                                                        -                  (0.05)                    -
                                                                 -------------           ------------         -------------
Net Asset Value, End of Period                                   $       12.36           $      11.42         $        9.95
                                                                 =============           ============         =============
Total Return (excludes sales charge)                                      8.23% (b)             15.36%                (0.05%) (b)
Ratios/Supplemental Data:
Net Assets at end of period (000)                                $       8,491           $      8,028         $         876
Ratio of expenses to average net assets                                   1.31% (c)              1.48%                 1.50%  (c)
Ratio of net investment income to average net assets                      0.10% (c)             (0.05%)               (0.51%) (c)
Ratio of expenses to average net assets*                                  1.86% (c)              2.32%                14.00%  (c)
Portfolio Turnover Rate (d)                                                 13%                    29%

_______________________
* During the period, certain fees were contractually reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.
**The amount is less than $0.005.
(a) The Fund commenced operations on January 4, 1999.
(b) Not Annualized.
(c) Annualized.
(d) Portfolio turnover rate represents that of the Master Portfolio.

                       See notes to financial statements

NestEgg Funds
Notes to Financial Statements
August 31, 2000
(Unaudited)
________________________________________________________________________________

1. Organization:

Effective March 1, 2000, the INTRUST Funds Trust changed its name to the American Independence Funds Trust (the "Trust"). The Trust was established as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust currently offers eleven diversified series, including the NestEgg Funds. The accompanying financial statements and financial highlights are those of the NestEgg Capital Preservation Fund (formerly the "NestEgg 2000 Fund"), the NestEgg 2010 Fund, the NestEgg 2020 Fund, the NestEgg 2030 Fund, and the NestEgg 2040 Fund (individually a "Fund", collectively the "NestEgg Funds"). The NestEgg Funds have a December 31 tax year end.

Each NestEgg Fund seeks to provide long-term investors with an asset allocation strategy designed to maximize assets for retirement or for other purposes consistent with the quantitatively measured risk that investors, on average, may be willing to accept given their investment time horizons. The Funds' investment objectives are as follows:

     Fund                Objective
     ----                ---------
NestEgg Capital      Managed for investors planning to retire (or begin to
 Preservation Fund   withdraw substantial portions of their investment)
                     approximately in the year 2000.

NestEgg 2010 Fund    Managed for investors planning to retire (or begin to
                     withdraw substantial portions of their investment) approximately in the year 2010.

NestEgg 2020 Fund    Managed for investors planning to retire (or begin to
                     withdraw substantial portions of their investment) approximately in the year 2020.

NestEgg 2030 Fund    Managed for investors planning to retire (or begin to
                     withdraw substantial portions of their investment) approximately in the year 2030.

NestEgg 2040 Fund    Managed for investors planning to retire (or begin to
                     withdraw substantial portions of their investment) approximately in the year 2040.


Each NestEgg Fund seeks to achieve its objective by investing its investable assets in a corresponding portfolio (each a "Master Portfolio"): LifePath Income Master Portfolio, LifePath 2010 Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, and LifePath 2040 Master Portfolio. Each Master Portfolio has a substantially similar investment objective as the corresponding NestEgg Fund. Each Fund's investment in its corresponding Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio. The percentage of the corresponding LifePath Master Portfolios owned by each Fund as of August 31, 2000 was approximately 4.25% for NestEgg Capital Preservation; 4.68% for NestEgg 2010; 3.89% for NestEgg 2020; 2.91% for NestEgg 2030; and 1.51% for NestEgg 2040. The financial statements of the Master Portfolios, including their schedules of investments, are included elsewhere in this report and should be read in conjunction with the NestEgg Funds' financial statements.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the NestEgg Funds in preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect

Continued

NestEgg Funds
Notes to Financial Statements
August 31, 2000
(Unaudited)
________________________________________________________________________________


the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation

Valuation of securities held by the Master Portfolios is discussed in the notes to the Master Portfolios' financial statements included elsewhere in this report.

Investment income and expenses

The NestEgg Funds record daily their proportionate share of the Master Portfolios' income, expenses, realized and unrealized gains and losses. In addition, the Funds accrue their own expenses.

Distributions to Shareholders

The NestEgg Funds declare and pay dividends from net investment income
quarterly.   Distributions from net realized capital gains, if any, are distributed at least annually.

Distributions from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns and distributions) such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications.

Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes

The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3. Investment Advisory, Administration, and Distribution Agreements:

The Trust and INTRUST Financial Services, Inc. (the "Adviser") are parties to an investment advisory agreement under which the Adviser is entitled to receive an annual fee up to 0.15% of the average daily net assets of each NestEgg Fund when the Fund invests all of its investable assets in a Master Portfolio or another investment company. This fee is computed daily and paid monthly. The investment advisory agreement for the NestEgg Funds also provides for an investment advisory fee up to 1.25% of the average daily net assets of the Fund if the Fund does not invest all of its assets in the Master Portfolio or another investment company. Investment advisory fees of 0.55% are paid at the Master Portfolio level.

Continued

NestEgg Funds
Notes to Financial Statements
August 31, 2000
(Unaudited)
________________________________________________________________________________

The Trust and BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (the "Administrator") are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% of each NestEgg Funds' average daily net assets.

The Trust and BISYS Fund Services (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Each fund is subject to a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. As provided under the Plan, the Fund will pay the Distributor up to an annual rate of 0.25% of the average daily net assets of the Service Class shares of the Funds and 0.75% of the average daily net assets of the Premium Class shares of the Funds.

Other financial organizations ("Service Organizations") also may provide administrative services for the Funds, such as maintaining shareholder accounts and records. The Funds may pay fees to Service Organizations in amounts up to an annual rate of 0.25% of the daily net asset value of the Funds' shares owned by shareholders with whom the Service Organizations has a servicing relationship.

Fees may be voluntarily reduced to assist the Funds in maintaining more competitive expense ratios. Information regarding fee reduction transactions is as follows for the period ended August 31, 2000:

                                         Nestegg          NestEgg        NestEgg        NestEgg        NestEgg
                                         Capital           2010           2020           2030           2040
                                      Preservation         Fund           Fund           Fund           Fund
                                          Fund             -----          ----           ----           ----
                                          ----
Shareholder Services Fees Waived        $ 5,283          $ 9,263        $12,033        $ 7,559        $ 7,117
12b-1 Fees Waived                         5,350           15,630         23,324         10,132         11,231
Investment Advisory Fees Waived           3,210            9,077         12,378          6,079          6,706
                                        -------          -------        -------        -------        -------
                                        $13,843          $33,970        $47,735        $23,770        $25,054
                                        =======          =======        =======        =======        =======

4. Shares of Beneficial Interest:

Currently, shares of the Funds are offered through two classes: Service and Premium. As of and for the period ended August 31, 2000, no shareholders were in the Premium class. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

The Funds are authorized to issue 100 million shares of $.001 par value capital stock.

                     {This page intentionally left blank.}

LifePath Master Portfolios Market Overview
Six-month period ending August 31, 2000

U.S. Equity Markets

Inflation fears and rising interest rates created uncertainty in the equity markets throughout the six months ending August 31, 2000. After enduring significant volatility, domestic equity markets generally ended the six-month period in positive territory. Growth stocks lost ground several times during the half, as many investors sought shelter in more value-oriented "old-economy" companies.

The period opened with markets reaching new milestones: the Nasdaq Composite Index hit its historic high of 5,048.62 points on March 10/th/, and on March 16/th/, the Dow Jones Industrials rose 499.19 points, by far their biggest single-day point increase ever. On March 21/st/, the Federal Reserve Board raised the Fed Funds rate by 0.25%, to 6.00% and indicated that further action to damp the economy was likely. This represented the fifth increase in the Fed Funds rate in nine months, and the first time since February 1995 that the rate reached 6.00%. Despite this news, stocks and bonds rallied on March 21/st/: the Dow Jones Industrial Average climbed 227.10 points, the Nasdaq rose 101.68 points, and the S&P 500 reached a record 1,493.87 after climbing 37.24.

The sharp gains in March were followed by steep declines in April. On April 3/rd/, following the announcement of a negative court ruling in the Microsoft antitrust case, shares of Microsoft fell 14.47% for the day and triggered a sell-off among technology stocks. The Nasdaq plummeted 7.64% for the day. News of a 0.70% increase in the Consumer Price Index, the largest jump in more than five years, along with other factors, caused the sell off to spread to other sectors. On April 14th, the Nasdaq tumbled 9.67%, marking its second-largest percentage decline ever, the DJIA fell 5.66%, and the S&P 500 lost 5.83%.

The move toward "old economy" stocks continued through May, and the Nasdaq suffered while sectors such as financial and utilities performed well. A widely-anticipated 0.50% increase in interest rates by the Federal Reserve Board on May 16/th/ spurred further market declines: on May 23/rd/, the Nasdaq reached its year low of 3,164.55, representing a 37.32% drop from its historic high on March 10/th/. In June, many economic reports pointed toward a slowing economy, and the Federal Reserve left rates unchanged. The Nasdaq responded to the benign interest-rate environment by rebounding sharply, recovering 16.62% for the month.

In July, news of a large jump in the Consumer Price Index, followed by the release of strong GDP figures, renewed fears that the Fed might raise rates once again, and stock markets slumped. However, more benign reports released in August--most notably an increase in jobless claims and a record drop in durable goods orders--suggested a decrease in inflationary pressures. The Fed left rates unchanged at its August 22/nd/ meeting, and equity markets rallied.

The Nasdaq Composite Index is a market capitalization price-only index that tracks the performance of domestic common stocks traded on the regular Nasdaq market as well as National Market System-traded foreign common stocks and ADR's. The S&P 500 Stock Index is an unmanaged index generally representative of the U.S. stock market as a whole. Investors cannot invest directly in an index, although they can invest in its underlying securities.

US Fixed-Income Markets

As with the equity markets, bond markets endured a volatile six-month period. Bonds languished during the first half of the period, largely because of concerns about possible higher interest rates and an overheating economy. However, promising economic reports and the Federal Reserve Bank's subsequent acknowledgement of a slower economy reassured many investors, and helped the bond market to rebound toward the end of the period.

Bond markets opened the period in March amid suggestions of a rapidly growing economy. In an effort to curb inflation potential, the Federal Reserve Board raised both the discount rate and the federal funds rate 0.25% on March 21/st/. The bond markets responded to the move by rallying, pushing the 30-year Treasury yield to 5.97%, below the key 6.00% level.

Continued strong economic indicators in April and May plagued the bond market. Specifically, the Employment Index, released on April 27/th/, demonstrated a first quarter drop in unemployment of 1.40%, well above the anticipated 1.00%. On May 16th, the Federal Reserve raised the federal funds rate by 0.50%. This increase was the sixth in a year, bringing the federal funds rate to 6.50% and the discount rate to 6.00%. Near month end, economic figures such as a 6.20% drop in existing home sales and a 6.40% decrease in durable goods orders suggested that the economy might be approaching the Fed's desired "soft landing."

June saw continued signs of a slowing economy, and bond markets rallied, recovering most of the losses of the previous two months. The bond markets lost direction for most of July as mixed economic reports painted a murky picture for inflation. On July 20/th/, however, the Federal Reserve chairman acknowledged signs of economic slowing during his report to the Senate Banking Committee. In response, bonds staged their strongest rally in nearly two years. Continued signs of a slowing economy drove bond prices higher through August. The Fed's decision to leave rates unchanged came as no surprise to most market participants: yields declined in anticipation of the August 22/nd/ Federal Open Market Committee meeting, and showed little change in the following week.

International Equity Markets

The rising interest rate environment that created the volatility in the US markets also put a damper on international equity markets over the six months ending August 31/st/. Those markets that performed well early in the period did so mainly due to continued strong growth in the telecommunications and technology sectors. However, this trend was reversed in April as many investors began to flee "new economy" telecommunications and technology companies for the safe haven of value-oriented "old economy" companies, a trend that would continue for the remainder of the period.

Echoing the actions of the Federal Reserve Board in the United States, central banks worldwide raised interest rates during the past six months. The European Central Bank, Bank of England, and Bank of Japan all pursued a tighter monetary policy in an effort to curb inflation. Investors abroad generally responded as they did in the US: many investors retreated to value-oriented companies instead of telecommunications and technology-related companies.

Not surprisingly, those countries whose markets are dominated by some of the world's leading technology-related companies, such as Sweden and Finland, were the hardest hit by the trend reversal. Japan was doubly hurt: declines during the period from its large telecommunications and technology companies were compounded by losses in the financial services and banking sectors amid mounting interest rate fears. Both UK and German markets were also dragged down by their respective telecommunications companies.

Japan and the UK rebounded in August. Despite the Bank of Japan's 0.25% interest rate increase, banking and financial services stocks rallied. The UK's oil stocks compensated for continued weakness in the technology sector.
However, much of Europe continued to see weakness in the technology and banking sectors against a backdrop of higher interest rates.

MASTER INVESTMENT PORTFOLIO--
LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules of Investments

                                     LifePath Income    LifePath 2010     LifePath 2020        LifePath 2030      LifePath 2040
                                     ------------------ ----------------- -------------------- -----------------  ------------------
                                     Shares      Value  Shares     Value  Shares        Value  Shares      Value  Shares      Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Percent of Net Assets                            19.99%            40.79%               64.46%             78.56%             93.40%

U.S. COMMON STOCKS
Percent of Net Assets                            14.77%            31.48%               50.13%             60.75%             72.56%

ADVERTISING
Percent of Net Assets                             0.02%             0.11%                0.13%              0.14%              0.17%
Harte-Hanks Inc.                           0         --       0        --       0           --   1,282 $   32,210       0         --
Interpublic Group of Companies
 Inc.                                    176   $  6,732   1,998  $ 76,422   4,640   $  177,481   3,566    136,399   8,500 $  325,124
Omnicom Group Inc.                       111      9,262   1,185    98,873   2,915      243,220   2,275    189,820   5,356    446,891
Snyder Communications Inc.         +       0         --       0        --       0           --     925     25,322   1,313     35,943
TMP Worldwide Inc.                 +       0         --       0        --     500       34,594       0         --       0         --
Young & Rubicam Inc.                       0         --   2,144   125,424   1,988      116,298   1,016     59,436   2,053    120,100
                                               --------          --------           ----------         ----------         ----------
                                                 15,994           300,719              571,593            443,187            928,058
                                               --------          --------           ----------         ----------         ----------
AEROSPACE / DEFENSE
Percent of Net Assets                             0.11%             0.04%                0.53%              0.64%              0.69%
Boeing Co.                                 0         --       0        --  14,598      782,818  11,312    606,606  21,795  1,168,757
General Dynamics Corp.                     0         --       0        --   3,374      212,351   2,596    163,386   5,637    354,779
Goodrich (B.F.) Co.                       82      3,347   1,375    56,117   1,804       73,626   1,409     57,505   3,079    125,662
Honeywell International Inc.             179      6,903       0        --  12,709      490,091  10,305    397,387  20,415    787,253
Litton Industries Inc.             +       0         --       0        --       0           --     696     38,497       0         --
Lockheed Martin Corp.                      0         --       0        --   6,640      188,410   6,102    173,144  10,934    310,252
Northrop Grumman Corp.                   129     10,038     629    48,944   1,263       98,277     849     66,063   1,908    148,466
Raytheon Co. "B"                           0         --       0        --   5,585      155,333   4,493    124,962   8,561    238,103
Sequa Corp. "A"                    +   1,510     69,837       0        --       0           --       0         --       0         --
Titan Corp. (The)                  +     500     12,312       0        --       0           --       0         --       0         --
United Technologies Corp.                  0         --       0        --   7,998      499,375   5,840    364,635  10,835    676,510
                                               --------          --------           ----------         ----------         ----------
                                                102,437           105,061            2,500,281          1,992,185          3,809,782
                                               --------          --------           ----------         ----------         ----------
AGRICULTURE
Percent of Net Assets                             0.00%             0.01%                0.00%              0.00%              0.00%
Maui Land & Pineapple Co.                  0         --   1,200    28,500       0           --       0         --       0         --
                                               --------          --------           ----------         ----------         ----------
AIRLINES
Percent of Net Assets                             0.01%             0.15%                0.09%              0.12%              0.15%
AMR Corp.                          +       0         --     887    29,105   1,509       49,514   1,812     59,456   3,339    109,561
Continental Airlines Inc. "B"      +       0         --       0        --     827       39,799     950     45,719   1,961     94,373
Delta Air Lines Inc.                       0         --       0        --   1,226       60,687     795     39,352   1,815     89,842
Northwest Airlines Corp. "A"       +     100      3,131   8,816   276,051     252        7,891   1,186     37,137   2,310     72,332
Southwest Airlines Co.                   263      5,950       0        --   8,426      190,638   5,850    132,356  12,306    278,423
UAL Corp.                                  0         --       0        --     552       26,358     771     36,815   1,791     85,520
US Airways Group Inc.              +      63      2,142   2,818    95,812   1,148       39,032     955     32,470   2,302     78,268
                                               --------          --------           ----------         ----------         ----------
                                                 11,223           400,968              413,919            383,305            808,319
                                               --------          --------           ----------         ----------         ----------
APPAREL
Percent of Net Assets                             0.07%             0.12%                0.08%              0.09%              0.11%
Garan Inc.                                 0         --   1,600    34,000       0           --       0         --       0         --
Haggar Corp.                               0         --   2,200    27,087       0           --       0         --       0         --
Jones Apparel Group Inc.           +       0         --       0        --   1,984       48,608   1,964     48,118   4,263    104,444
Liz Claiborne Inc.                        81      3,559   4,965   218,150   1,679       73,771     889     39,060   1,658     72,848
Nike Inc. "B"                            193      7,636       0        --   4,644      183,728   3,686    145,827   7,687    304,117
Unifi Inc.                         +   3,268     36,969       0        --       0           --       0         --       0         --
VF Corp.                                   0         --   1,556    35,594   3,749       85,758   1,986     45,430   3,341     76,425
Warnaco Group Inc. "A"                 3,200     16,000       0        --       0           --       0         --       0         --
                                               --------          --------           ----------         ----------         ----------
                                                 64,164           314,831              391,865            278,435            557,834
                                               --------          --------           ----------         ----------         ----------
AUTO MANUFACTURERS
Percent of Net Assets                             0.03%             0.11%                0.34%              0.41%              0.43%
Ford Motor Company                 +       0         --       0        --  31,452      760,745  24,497    592,521  52,545  1,270,932
General Motors Corp. "A"                 351     25,338       0        --   9,837      710,108   7,449    537,725  13,725    990,773
Navistar International Corp.       +       0         --   6,186   231,975   1,847       69,262   1,334     50,025   1,814     68,025
PACCAR Inc.                               93      3,947     872    37,005   2,323       98,582   1,798     76,303   2,163     91,792
                                               --------          --------           ----------         ----------         ----------
                                                 29,285           268,980            1,638,697          1,256,574          2,421,522
                                               --------          --------           ----------         ----------         ----------

MASTER INVESTMENT PORTFOLIO--
LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules of Investments

                                       LifePath Income    LifePath 2010     LifePath 2020        LifePath 2030      LifePath 2040
                                     ------------------ ----------------- -------------------- -----------------  ------------------
                                     Shares      Value  Shares     Value  Shares        Value  Shares      Value  Shares      Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS, Continued
AUTO PARTS & EQUIPMENT
Percent of Net Assets                           0.10%             0.07%                0.12%              0.13%              0.12%
Cooper Tire & Rubber Co.             1,065   $ 12,847       0        --       0           --       0         --       0         --
Dana Corp.                               0         --   1,491  $ 36,809   4,600   $  113,563   3,243   $ 80,062   4,572 $  112,871
Delphi Automotive Systems Corp.          0         --       0        --  11,135      183,032   7,748    127,358  15,858    260,666
Goodyear Tire & Rubber Co.               0         --   1,325    30,972   3,148       73,585   1,997     46,680   4,436    103,692
Lear Corp.                      +        0         --       0        --   2,127       45,863       0         --       0         --
Superior Industries
 International Inc.                  2,422     78,564       0        --       0           --       0         --       0         --
TRW Inc.                                 0         --   1,715    78,354   2,025       92,517   1,595     72,872   3,453    157,759
Visteon Corp.                            0         --   1,651    25,900   5,849       91,756   4,163     65,307   4,425     69,417
                                             --------          --------           ----------         ----------         ----------
                                               91,411           172,035              600,316            392,279            704,405
                                             --------          --------           ----------         ----------         ----------
BANKS

Percent of Net Assets                           0.43%             1.80%                2.57%              2.99%              3.24%
Amsouth Bancorp                        495      9,034   3,339    60,937   6,513      118,862   5,165     94,261  10,930    199,473
Andover Bancorp Inc.                     0         --       0        --       0           --   6,100    178,425       0         --
Area Bancshares Corp.                    0         --   1,500    33,750       0           --       0         --       0         --
Associated Bancorp                       0         --       0        --     974       24,457   1,083     27,193   3,828     96,119
Bank of America Corp.                    0         --   9,826   526,305  20,894    1,119,135  18,567    994,495  38,392  2,056,372
Bank of New York Co. Inc.              678     35,553   4,739   248,501  12,390      649,701   8,951    469,368  18,111    949,696
Bank One Corp.                         665     23,445   7,053   248,618  18,316      645,639  13,837    487,754  27,987    986,542
Bank United Corp. "A"                    0         --       0        --       0           --   1,500     67,500       0         --
Bankunited Financial Corp. "A"  +        0         --   4,400    33,000       0           --       0         --       0         --
BB&T Corp.                             300      8,119   3,319    89,820   5,854      158,424   4,567    123,594   9,719    263,020
Centennial Bancorp              +        0         --   3,100    19,956       0           --       0         --       0         --
CFS Bancorp Inc.                         0         --   3,400    34,425       0           --       0         --       0         --
Charter One Financial Inc.               0         --   1,957    46,479   2,771       65,811   2,444     58,045   7,764    184,395
Chase Manhattan Corp.                   37      2,067   7,414   414,257  20,722    1,157,842  13,560    757,665  28,553  1,595,399
City National Corp.                      0         --       0        --     864       33,750     782     30,547       0         --
Cohoes Bancorp Inc.                      0         --   2,800    44,800       0           --       0         --       0         --
Comerica Inc.                          194     10,925   1,372    77,261   2,657      149,622   1,970    110,936   4,234    238,427
Commerce Bancshares Inc.                 0         --       0        --   1,122       40,392   1,001     36,036   3,633    130,788
Community Trust Bancorp Inc.             0         --   2,200    33,962       0           --       0         --       0         --
Compass Bancshares Inc.                  0         --       0        --   1,956       35,697   2,411     44,001   5,715    104,299
Connecticut Bankshares Inc.     +        0         --       0        --   9,200      159,850       0         --       0         --
Dime Bancorp Inc.                        0         --       0        --   2,291       42,097   2,836     52,111   6,583    120,963
Dime Community Bancshares                0         --   2,100    42,262       0           --       0         --       0         --
FCNB Corp.                               0         --   1,200    22,875       0           --       0         --       0         --
Fifth Third Bancorp                    508     23,463   3,293   152,095   7,722      356,660   6,168    284,885  12,272    566,813
First National Corp.                     0         --       0        --     100        1,600       0         --       0         --
First Republic Bank             +        0         --   1,200    29,775       0           --       0         --       0         --
First Security Corp.                     0         --       0        --   2,798       42,673   2,504     38,186   9,952    151,764
First Sentinel Bancorp Inc.              0         --   4,500    41,062       0           --       0         --       0         --
First Tennessee National Corp.           0         --       0        --   2,202       48,444   2,311     50,842   7,242    159,324
First Union Corp.                      301      8,710       0        --  16,093      465,691  11,853    342,995  23,052    667,067
First United Bancshares Inc.             0         --   1,300    21,126       0           --       0         --       0         --
First Virginia Banks Inc.                1         43       0        --     852       36,423   1,176     50,274   2,941    125,728
First Washington Bancorp Inc.            0         --   2,000    29,625       0           --       0         --       0         --
Firstar Corp.                          934     22,299   6,384   152,418  16,450      392,744  12,751    304,430  27,321    652,289
FirstFed Financial Corp.        +        0         --   2,700    48,600       0           --       0         --       0         --
FirstMerit Corp.                         0         --       0        --   1,953       45,529       0         --       0         --
Flagstar Bancorp Inc.                    0         --   2,700    31,725       0           --       0         --       0         --
FleetBoston Financial Corp.            854     36,455   5,688   242,807  15,376      656,363  10,786    460,427  21,447    915,519
Gold Bancorp Inc.                        0         --   3,900    20,902       0           --       0         --       0         --
Golden West Financial Corp.            162      7,715   1,470    70,009   2,751      131,016   2,121    101,013   4,583    218,265
Greenpoint Financial Corp.               0         --       0        --   1,502       39,240       0         --   4,893    127,830
Hamilton Bancorp Inc.           +        0         --   1,200    17,850       0           --       0         --       0         --
Heritage Commerce Corp.         +        0         --       0        --     100        1,031       0         --       0         --
Hibernia Corp. "A"                       0         --       0        --   3,005       37,750   3,828     48,089       0         --
Horizon Financial Corp.                  0         --       0        --  42,200      411,450       0         --       0         --
Huntington Bancshares Inc.             228      3,847   2,710    45,731   4,268       72,023   3,403     57,426   7,124    120,218
KeyCorp                                  0         --       0        --   7,074      142,806   5,847    118,036   9,849    198,827
Local Financial Corporation     +        0         --   4,100    42,025       0           --       0         --       0         --
M&T Bank Corp.                           0         --       0        --      88       42,652      89     43,137       0         --
Marshall & Ilsley Corp.                  0         --       0        --   2,031       99,011   1,860     90,675   4,882    237,997
Mellon Financial Corp.                 484     21,901   3,206   145,071   8,512      385,168   6,384    288,876  12,572    568,883
Mercantile Bankshares Corp.              0         --       0        --   1,770       61,037   1,852     63,865   3,939    135,834
National City Corp.                      0         --       0        --  10,278      215,196   8,002    167,542  14,348    300,411
National Commerce Bancorp                0         --       0        --   3,763       72,673   2,243     43,318   4,716     91,078
NBT Bancorp Inc.                         0         --   2,800    31,850       0           --       0         --       0         --
North Fork Bancorp                       0         --       0        --   2,454       43,865   3,293     58,862   7,422    132,668
Northern Trust Corp.                   238     20,066   1,520   128,155   3,772      318,027   2,862    241,302   6,270    528,639
Northwest Bancorp Inc.                   0         --   4,300    36,550       0           --       0         --       0         --
OceanFirst Financial Corp.               0         --   2,000    41,250       0           --       0         --       0         --
Old Kent Financial Corp.               244      7,152   1,770    51,883   2,332       68,357   1,830     53,642   3,920    114,905
Old National Bancorp                     0         --       0        --       0           --       0         --       0         --

MASTER INVESTMENT PORTFOLIO--
LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules of Investments

                                     LifePath Income    LifePath 2010     LifePath 2020        LifePath 2030      LifePath 2040
                                     ------------------ ----------------- -------------------- -----------------  ------------------
                                     Shares      Value  Shares     Value  Shares        Value  Shares      Value  Shares      Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS, Continued
Pacific Century Financial Corp.           0         --       0         --  1,702  $    23,828   1,487 $   20,818       0          --
Patriot Bank Corp.                        0         --   3,500 $   22,969      0           --       0         --       0          --
PNC Bank Corp.                          319   $ 18,801       0         --  4,977      293,332   3,776    222,548   6,460 $   380,736
Premier National Bancorp Inc.             0         --   1,500     30,375      0           --       0         --       0          --
Regions Financial Corp.                 170      3,697   2,937     63,880  3,690       80,258   2,905     63,184   6,153     133,828
Republic Bancorp Inc.                     0         --   2,800     24,850      0           --       0         --       0          --
Republic Bancorp Inc. KY "A"              0         --   2,300     15,741      0           --       0         --       0          --
Republic Bancshares Inc.          +       0         --   2,100     25,462      0           --       0         --       0          --
Royal Bancshares of Pennsylvania
"A"
Sky Financial Group Inc.                  0         --       0         --      0           --   2,200     38,500       0          --
SouthTrust Corp.                        186      5,243   1,912     53,895  2,837       79,968   2,119     59,729   4,714     132,876
Sovereign Bancorp Inc.                    0         --       0         --  5,219       44,361       0         --   7,778      66,113
State Street Corp.                      205     24,139   1,107    130,349  2,727      321,104   2,090    246,098   4,511     531,170
Sterling Financial Corp.                  0         --   1,500     24,562      0           --       0         --       0          --
Summit Bancorp                          174      4,818   2,450     67,834  2,887       79,934   2,296     63,571   4,952     137,109
SunTrust Banks Inc.                     338     16,689       0         --  5,359      264,601   4,107    202,783   7,562     373,374
Synovus Financial Corp.                 297      5,847   2,950     58,078  4,706       92,649   3,642     71,702   7,873     155,000
TCF Financial Corp.                       0         --       0         --  2,116       69,431   2,511     82,392   5,058     165,966
Trustmark Corp.                           0         --       0         --  6,465      119,602   1,696     31,376       0          --
U.S. Bancorp                            571     12,419       0         -- 12,089      262,936   9,900    215,325  19,648     427,344
Union Planters Corp.                    173      5,244   1,942     58,867  2,368       71,780   1,831     55,502   3,957     119,947
UnionBanCal Corporation                   0         --       0         --    700       17,369       0         --   1,190      29,527
United Community Financial Corp.          0         --   4,600     29,037      0           --       0         --       0          --
USB Holding Co Inc.                       0         --   2,100     28,087      0           --       0         --       0          --
USBancorp Inc.                            0         --   4,200     18,506      0           --       0         --       0          --
Valley National Bancorp                   0         --       0         --  6,830      179,287   1,365     35,831       0          --
Wachovia Corp.                          172      9,858       0         --  3,415      195,722   2,608    149,471   4,773     273,553
Washington Federal Inc.                   0         --       0         --      0           --   4,200     87,150       0          --
Washington Mutual Inc.                    0         --       0         --  9,668      338,380   7,472    261,520  12,994     454,790
Wells Fargo & Company                 1,497     64,652   9,798    423,151 27,655    1,194,350  19,008    820,908  39,001   1,684,356
West Coast Bancorp                        0         --   2,700     26,662      0           --       0         --       0          --
Wilmington Trust Corp.                    0         --       0         --    719       36,220     696     35,061   1,833      92,337
Zions Bancorp                             0         --       0         --  1,602       71,689   1,239     55,445   3,921     175,465
                                              --------         ----------         -----------         ----------         -----------
                                               412,201          4,494,897          12,425,509          9,258,667          18,273,043
                                              --------         ----------         -----------         ----------         -----------
BEVERAGES
Percent of Net Assets                            0.13%              0.46%               0.81%              0.96%               1.20%
Anheuser-Busch Companies Inc.             0         --       0         --  7,678      605,122   4,921    387,836  11,762     926,993
Brown-Forman Corp. "B"                   64      3,392     718     38,054  1,150       60,950     820     43,460   1,930     102,290
Coca-Cola Co.                           907     47,731   3,174    693,282 37,742    1,986,173  30,522  1,606,220  69,785   3,672,436
Coca-Cola Enterprises                   516      9,610   3,045     56,713  7,179      133,709   5,549    103,350  11,890     221,451
Coors (Adolph) Company "B"              559     33,295       0         --    663       39,490     501     29,841     779      46,399
National Beverage Corp.           +       0         --   2,600     18,200      0           --       0         --       0          --
PepsiCo Inc.                            747     31,841   8,032    342,364 24,109    1,027,646  17,885    762,348  39,944   1,702,613
Whitman Corp.                             0         --       0         --  3,487       45,985   2,384     31,439   5,657      74,602
                                              --------         ----------         -----------         ----------         -----------
                                               125,869          1,148,613           3,899,075          2,964,494           6,746,784
                                              --------         ----------         -----------         ----------         -----------
BIOTECHNOLOGY
Percent of Net Assets                            0.27%              0.29%               0.58%              0.62%               0.79%
Amgen Inc.                        +   1,168     88,549   5,376    407,568 17,920    1,358,560  13,554  1,027,563  30,952   2,346,548
Biogen Inc.                       +     296     20,461     944     65,254  2,972      205,439   2,020    139,632   4,642     320,878
Chiron Corp.                      +       0         --       0         --  2,425      131,102   1,943    105,043   4,574     247,282
Cryolife Inc.                     +       0         --   1,200     32,250      0           --       0         --       0          --
CuraGen Corp.                     +       0         --       0         --  1,000       44,375   1,200     53,250   2,200      97,625
Exelixis Inc.                     +       0         --       0         --    600       27,000       0         --       0          --
Gene Logic Inc.                   +       0         --       0         --  2,000       49,125   2,300     56,494   3,500      85,969
Genentech Inc.                    +       0         --       0         --    700      133,350       0         --     600     114,300
Genome Therapeutics Corp.         +       0         --       0         --      0           --       0         --   1,800      45,225
Genzyme General Division          +       0         --       0         --  1,231       92,402     864     64,854   1,401     105,163
Immunex Corp.                     +   1,000     50,250   1,968     98,892  3,856      193,764   3,552    178,488   7,596     381,699
Immunomedics Inc.                 +     600     15,000   2,500     62,500  1,900       47,500       0         --   2,000      50,000
Incyte Pharmaceuticals Inc.       +       0         --       0         --    700       58,056       0         --     800      66,350
Millennium Pharmaceuticals Inc.   +       0         --       0         --  1,700      243,312   1,300    186,062   2,400     343,500
Myriad Genetics Inc.              +     200     27,975       0         --      0           --       0         --       0          --
Nanogen Inc.                      +     300      7,237       0         --  1,100       26,537       0         --   1,900      45,837
PE Corp. (Celera Genomics Group)  +     200     21,687     500     54,219  1,100      119,281   1,000    108,437   2,000     216,875
Regeneron Pharmaceuticals Inc.    +     700     24,806       0         --      0           --       0         --       0          --
Sangamo BioSciences Inc.          +       0         --       0         --    800       39,400       0         --       0          --
ViroLogic Inc.                    +       0         --       0         --  1,600       32,600       0         --       0          --
                                              --------         ----------         -----------         ----------         -----------
                                               255,965            720,683           2,801,803          1,919,823           4,467,251
                                              --------         ----------         -----------         ----------         -----------
BUILDING MATERIALS
Percent of Net Assets                            0.07%              0.05%               0.07%              0.09%               0.12%
American Standard Companies Inc.  +       0         --   1,816     84,103  1,427       66,088   1,061     49,138   2,573     119,162
Armstrong Holdings Inc.               2,492     39,716       0         --      0           --       0         --       0          --
Masco Corp.                               0         --       0         --  7,478      145,821   5,804    113,178  12,557     244,861

MASTER INVESTMENT PORTFOLIO--
LIFEPATH MASTER PORTFOLIOS
AUGUST 31,2000 (Unaudited)
Schedules of Investments

                                     LifePath Income    LifePath 2010     LifePath 2020        LifePath 2030      LifePath 2040
                                     ------------------ ----------------- -------------------- -----------------  ------------------
                                     Shares      Value  Shares     Value  Shares        Value  Shares      Value  Shares      Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS, Continued
Owens Corning                           418   $  2,168       0         --      0           --       0         --       0         --
Southdown Inc.                            0         --       0         --    560   $   35,140     762 $   47,815   2,131 $  133,720
USG Corp.                                 0         --       0         --    777       25,010       0         --   1,666     53,624
Vulcan Materials Co.                    190      8,419     806 $   35,716  1,628       72,141   1,288     57,074   2,790    123,632
York International Corp.                802     19,950       0         --      0           --       0         --       0         --
                                              --------         ----------          ----------         ----------         ----------
                                                70,253            119,819             344,200            267,205            674,999
                                              --------         ----------          ----------         ----------         ----------
CHEMICALS
Percent of Net Assets                            0.31%              0.58%               0.55%              0.58%              0.57%
Air Products & Chemicals Inc.             0         --   1,571     57,047  3,890      141,256   3,072    111,552   6,401    232,436
Airgas Inc.                     +     5,600     37,100       0         --      0           --       0         --       0         --
Ashland Inc.                             99      3,490       0         --  1,785       62,921     965     34,016   2,044     72,051
Cabot Corp.                               0         --       0         --  1,916       70,892   1,814     67,118       0         --
Crompton Corp.                            0         --       0         --  6,851       61,659   3,296     29,664       0         --
Dow Chemical Co.                          0         --       0         -- 11,163      292,331   8,439    220,996  17,626    461,581
Du Pont (E.I.) de Nemours               380     17,052   6,238    279,930 17,541      787,152  13,253    594,728  25,345  1,137,357
Eastman Chemical Co.                    114      4,916     571     24,624  1,325       57,141   1,045     45,066   2,030     87,544
Engelhard Corp.                         100      1,875  23,456    439,800  2,566       48,112   1,617     30,319   3,551     66,581
Georgia Gulf Corp.                    1,837     23,881       0         --      0           --       0         --       0         --
Grace (W.R.) & Company          +     1,842     14,621       0         --      0           --       0         --       0         --
Great Lakes Chemical Corp.               67      2,261       0         --  1,340       45,225       0         --   1,647     55,586
Hanna (M.A.) Co.                      7,180     59,684       0         --      0           --       0         --       0         --
Hercules Inc.                            82      1,086  20,138    266,828  4,321       57,253       0         --   2,383     31,575
IMC Global Inc.                           0         --       0         --  5,394       79,224   2,294     33,693   5,432     79,782
Lubrizol Corp.                            0         --       0         --  4,917      106,637   1,566     33,963       0         --
Lyondell Chemical Co.                     0         --       0         --      0           --   2,375     31,023       0         --
Millennium Chemicals Inc.                 0         --       0         --  7,039      116,143   2,016     33,264       0         --
Olin Corp.                                0         --       0         --      0           --   1,312     21,648       0         --
PPG Industries Inc.                       0         --       0         --  2,878      116,559   2,221     89,950   4,851    196,465
Praxair Inc.                              0         --   1,121     49,604  2,700      119,475   2,032     89,916   4,470    197,797
Rohm & Haas Co. "A"                       0         --   1,603     46,387  3,705      107,213   2,768     80,099   6,096    176,403
Schulman Inc. "A"                     5,403     65,174       0         --      0           --       0         --       0         --
Sherwin-Williams Co.                    181      4,163   1,304     29,992  2,792       64,216   2,143     49,289   4,705    108,215
Sigma-Aldrich Corp.                     418     12,148   7,158    208,029  3,434       99,801   1,989     57,805   2,719     79,021
Solutia Inc.                            143      2,154       0         --  3,301       49,721   2,675     40,292   6,440     97,003
Union Carbide Corp.                       0         --     926     37,098  2,249       90,101   1,719     68,867   3,714    148,792
Valspar Corp.                             0         --       0         --  3,564      105,138     782     23,069       0         --
Wellman Inc.                          4,063     49,010       0         --      0           --       0         --       0         --
                                              --------         ----------          ----------         ----------         ----------
                                               298,615          1,439,339           2,678,170          1,786,337          3,228,189
                                              --------         ----------          ----------         ----------         ----------
COMMERCIAL SERVICES
Percent of Net Assets                            0.30%              0.35%               0.39%              0.50%              0.55%
Aaron Rents Inc. "B"                      0         --   1,700     23,375      0           --       0         --       0         --
ANC Rental Corp.                +         0         --       0         -- 11,111       77,777   5,902     41,314   2,524     17,668
Apollo Group Inc.               +         0         --       0         --      0           --   1,027     41,914   1,931     78,809
Aurora Biosciences Corp.        +       200     13,675       0         --    600       41,025       0         --     900     61,537
Block (H & R) Inc.                      105      3,767     988     35,445  1,619       58,082   1,303     46,745   2,740     98,298
Burns International Services
 Corp.                          +         0         --   1,500     32,250      0           --       0         --       0         --
Butler International Inc.       +        0         --   2,500     16,562      0           --       0         --       0         --
Caremark Rx Inc.                +         0         --       0         --      0           --   4,328     42,468       0         --
CDI Corp.                       +         0         --   1,000     18,500      0           --       0         --       0         --
Cendant Corp.                   +       642      8,466   5,182     68,338 11,832      156,035  10,052    132,561  19,788    260,954
Comdisco Inc.                             0         --       0         --  1,800       43,200   2,753     66,072   6,529    156,696
Concord EFS Inc.                +         0         --       0         --  3,372      108,325   3,047     97,885   6,824    219,221
Convergys Corp.                 +         0         --   1,000     39,125  2,000       78,250       0         --   1,200     46,950
CPI Corp.                                 0         --   1,200     29,250      0           --       0         --       0         --
Deluxe Corp.                             64      1,408       0         --  2,631       57,882   2,247     49,434   2,044     44,968
DeVry Inc.                      +     1,100     41,112       0         --      0           --       0         --       0         --
Donnelley (R.R.) & Sons Co.             139      3,579   7,855    202,266  3,383       87,112   2,773     71,405   3,560     91,670
Dun & Bradstreet Corp.                   75      2,475   1,500     49,500  2,726       89,958   2,063     68,079   4,841    159,753
Ecolab Inc.                              84      3,271   1,076     41,897  2,168       84,417   1,603     62,417   3,658    142,433
Electro Rent Corp.              +         0         --   1,900     23,275      0           --       0         --       0         --
Equifax Inc.                            111      2,824   2,300     58,506  2,219       56,446   2,076     52,808   4,276    108,771
First Health Group Corp.        +       768     23,856       0         --  1,606       49,886   1,700     52,806   3,694    114,745
Gartner Group Inc. "A"          +         0         --       0         --      0           --   2,261     29,958   2,485     32,926
Healthcare Services Group Inc.  +         0         --   4,500     22,781      0           --       0         --       0         --
Insurance Auto Auctions Inc.    +         0         --   1,100     18,150      0           --       0         --       0         --
Manpower Inc.                             0         --       0         --  2,216       80,191   2,064     74,691   4,163    150,649
McKesson HBOC Inc.                      345      8,603   2,092     52,169  7,347      183,216   4,533    113,042   7,899    196,981
Modis Professional Services
 Inc.                           +         0         --       0         --  4,454       30,621   2,600     17,875   5,246     36,066
NationsRent Inc.                +         0         --   5,600     21,700      0           --       0         --       0         --
Ogden Corp.                     +     4,001     69,517       0         --      0           --       0         --       0         --
Paychex Inc.                            252     11,246   2,233     99,648  6,163      275,024   4,755    212,192  11,170    498,461
Quintiles Transnational Corp.   +       990     13,798       0         --  3,175       44,252   2,119     29,534   3,278     45,687
Robert Half International Inc.  +         0         --       0         --  3,506      111,535   3,682    117,134   7,442    236,749
Servicemaster Co.                         0         --       0         --  5,145       49,842   4,728     45,802  10,490    101,622

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules of Investments

                                          LifePath Income   LifePath 2010     LifePath 2020      LifePath 2030      LifePath 2040
                                      -------------------- ----------------- ----------------- ------------------ ----------------
                                         Shares    Value    Shares   Value    Shares    Value    Shares    Value   Shares    Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS, Continued
Sodexho Marriott Services Inc.             1,844 $ 29,965      0        --        0          --       0        --       0         --
Stewart Enterprises Inc. "A"              11,400   36,337      0        --        0          --       0        --       0         --
Valassis Communications Inc.           +     350   10,106      0        --    1,439    $ 41,551   1,054  $ 30,434   1,522   $ 43,948
Viad Corp.                                     0       --      0        --    2,601      76,242   2,357    69,090   4,812    141,052
Wackenhut Corrections Corp.            +       0       --  2,200  $ 19,937        0          --       0        --       0         --
                                                 --------         --------           ----------         ---------          ---------
                                                  284,005          872,674            1,880,869         1,565,660          3,086,614
                                                 --------         --------           ----------         ---------          ---------
COMPUTERS

Percent of Net Assets                               1.97%            3.82%                6.18%             7.57%              9.39%
Actuate Software Corp.                 +     600   15,562      0        --        0          --       0        --   3,800     98,562
Affiliated Computer Services Inc.      +       0       --      0        --        0          --     700    32,594       0         --
Apple Computer Inc.                    +     650   39,609  1,910   116,392    6,524     397,556   4,136   252,038   9,018    549,535
AremisSoft Corp.                       +       0       --  2,600    70,850        0          --       0        --       0         --
Aztec Technology Partners Inc.         +       0       --      0        --        0          --       1         1       0         --
Brocade Communications System Inc.     +     200   45,162      0        --    1,000     225,812     900   203,231   1,900    429,044
CAIS Internet Inc.                     +       0       --      0        --    3,200      25,800       0        --       0         --
Ceridian Corp.                         +      92    2,225  3,774    91,284    2,432      58,824   1,938    46,875   4,076     98,588
Cisco Systems Inc.                     +   4,774  327,019 35,394 2,424,489  114,084   7,814,754  89,986 6,164,041 204,149 13,984,206
Clarus Corp.                           +       0       --      0        --        0          --   1,500    90,750   2,200    133,100
Cognizant Technology Solutions Corp.   +     700   29,925      0        --        0          --       0        --       0         --
Commerce One Inc.                      +       0       --      0        --    1,700     106,303   1,600   100,050   3,900    243,872
Communication Intelligence Corp.       +       0       --      0        --        0          --       0        --  14,400     48,600
Compaq Computer Corp.                      1,847   62,913  9,767   332,688   29,137     992,479  22,059   751,385  45,756  1,558,564
Computer Sciences Corp.                +     132   10,436  1,137    89,894    2,762     218,371   2,171   171,645   4,722    373,333
Dell Computer Corp.                    +   2,072   90,391 13,044   569,044   42,956   1,873,955  34,298 1,496,250  76,852  3,352,668
Diebold Inc.                                   0       --      0        --    3,535      99,864   1,878    53,053   3,882    109,666
Documentum Inc.                        +     300   21,469      0        --        0          --       0        --       0         --
DST Systems Inc.                       +       0       --      0        --      789      74,166     514    48,316   1,501    141,094
Echelon Corp.                          +     200    9,412  1,300    61,181    1,500      70,594     700    32,944   2,500    117,656
Electronic Data Systems Corp.                458   22,814  2,975   148,192    7,826     389,833   6,176   307,642  13,185    656,778
Electronics For Imaging Inc.           +       0       --      0        --    1,277      33,202     793    20,618   1,666     43,316
EMC Corporation                        +   1,734  169,932 11,004 1,078,392   35,920   3,520,160  27,432 2,688,336  61,922  6,068,356
Entrust Technologies Inc.              +       0       --      0        --    1,500      44,625       0        --   1,600     47,600
Evercel Inc.                           +       0       --      0        --      100       1,575       0        --       0         --
Extended Systems Inc.                  +     100    4,587    500    22,937        0          --       0        --     800     36,700
Foundry Networks Inc.                  +       0       --      0        --        0          --       0        --     400     37,225
Gateway Inc.                           +     410   27,921  1,870   127,347    6,310     429,711   4,510   307,131   9,630    655,803
Hewlett-Packard Co.                          814   98,290  5,703   688,637   16,925   2,043,694  12,751 1,539,683  25,639  3,095,909
International Business Machines Corp.      1,180  155,760  9,054 1,195,128   27,140   3,582,480  22,576 2,980,032  51,556  6,805,392
Internet Security Systems Inc.         +       0       --      0        --      900      72,900     800    64,800   1,500    121,500
Intraware Inc.                         +       0       --      0        --    1,700      17,850       0        --   2,500     26,250
Iomega Corp.                           +       0       --      0        --        0          --   5,567    22,964       0         --
Juniper Networks Inc.                  +     600  128,250  1,400   299,250    3,600     769,500   2,800   598,500   7,200  1,539,000
Juno Online Services Inc.              +       0       --      0        --    3,000      18,750       0        --       0         --
Kana Communications Inc.               +       0       --      0        --      900      36,112   1,100    44,137   2,500    100,312
Lexmark International Group Inc. "A"   +     280   18,987    734    49,774    2,930     198,691   1,912   129,657   3,926    266,232
Liberate Technologies Inc.             +       0       --      0        --        0          --       0        --   2,500     76,875
MarchFirst Inc.                        +       0       --      0        --      900      17,437       0        --       0         --
Mentor Graphics Corp.                  +       0       --      0        --        0          --   1,393    26,293       0         --
Micromuse Inc.                         +     200   30,375    200    30,375      800     121,500     700   106,312   1,500    227,812
Microstrategy Inc.                     +       0       --      0        --        0          --       0        --   2,700     75,262
MyPoints.com Inc.                      +       0       --      0        --    1,400      19,075       0        --       0         --
NCR Corp.                              +     261   10,538  2,588   104,490    3,384     136,629   1,353    54,627   2,711    109,457
Netegrity Inc.                         +     200   17,600      0        --        0          --       0        --       0         --
NetIQ Corp.                            +     400   22,600      0        --        0          --       0        --       0         --
Network Appliance Inc.                 +     600   70,200  1,716   200,772    5,730     670,410   4,500   526,500   9,600  1,123,200
Nuance Communications Inc.             +     200   26,325      0        --        0          --       0        --       0         --
NVIDIA Corp.                           +     300   23,812      0        --    1,000      79,375   1,000    79,375       0         --
NYFIX Inc.                             +     700   26,250  2,300    86,250        0          --       0        --       0         --
Onvia.com Inc.                         +       0       --      0        --    3,100      21,700       0        --       0         --
ONYX Software Corp.                    +       0       --      0        --        0          --       0        --   1,300     29,494
Portal Software Inc.                   +       0       --      0        --        0          --       0        --   2,300    127,075
Primus Knowledge Solutions Inc.        +       0       --      0        --      800      18,850       0        --       0         --
Procom Technology Inc.                 +       0       --  1,200    57,900        0          --       0        --       0         --
Proxicom Inc.                          +       0       --      0        --        0          --     800    19,350   1,900     45,956
Puma Technology Inc.                   +       0       --      0        --    1,600      38,900   1,100    26,744   3,400     82,662
Quantum DLT & Storage Group            +       0       --      0        --    3,513      47,645   3,277    44,444   7,301     99,020
Quantum Hard Disk Drive Group          +       0       --      0        --        0          --   1,788    17,433       0         --
Quintus Corp.                          +       0       --      0        --        1           7       0        --       0         --
Redback Networks Inc.                  +       0       --      0        --      900     134,437     800   119,500   1,800    268,875
RSA Security Inc.                      +       0       --      0        --      864      51,030     893    52,743   2,055    121,373
Safeguard Scientifics Inc.             +       0       --      0        --        0          --       0        --   1,600     45,700
SanDisk Corp.                          +       0       --      0        --        0          --       0        --   1,500    125,250
Sapient Corp.                          +       0       --      0        --    2,600     136,500   2,000   105,000   3,400    178,500
Seagate Technology Inc.                +     317   18,822  1,274    75,644    4,153     246,584   2,893   171,772   6,036    358,388

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules of Investments

                                             LifePath Income   LifePath 2010   LifePath 2020     LifePath 2030      LifePath 2040
                                             --------------- ---------------- ---------------- ------------------  ---------------
                                            Shares    Value Shares     Value Shares     Value  Shares       Value  Shares     Value
COMMON STOCKS, Continued
Silicon Graphics Inc.                      +     0        --      0        --      0         --  3,598 $   16,866       0         --
Silicon Storage Technology                 +     0        --      0        --      0         --      0         --   1,500 $   49,219
Sonic Foundry Inc.                         +     0        --  3,000 $  27,937      0         --      0         --       0         --
Storage Technology Corp.                   +     0        --      0        --      0         --  1,616     25,553       0         --
Sun Microsystems Inc.                      + 1,328 $ 168,573  8,040 1,020,578 26,976 $3,424,266 20,998  2,665,434  47,308  6,005,159
SunGard Data Systems Inc.                  +     0        --      0        --  1,765     63,540  2,121     76,356   5,069    182,484
Synopsys Inc.                              +     0        --      0        --  1,390     51,517  1,418     52,555   3,203    118,711
3Com Corp.                                 +   680    11,305  2,425    40,316  6,167    102,526  4,778     79,434   9,551    158,785
Unisys Corp.                               +   540     7,020  2,012    26,156  6,381     82,953  4,260     55,380   8,691    112,983
VeriSign Inc.                              +   300    59,662    900   178,987  2,067    411,075  1,660    330,132   4,250    845,219
Veritas Software Corp.                     +   755    91,025  2,226   268,372  7,174    864,915  5,546    668,640  12,595  1,518,485
Vertel Corp.                               +     0        --  4,800    61,800      0         --      0         --       0         --
WebTrends Corp.                            +   400    15,069      0        --      0         --      0         --   1,300     48,973
                                                   ---------        ---------        ----------        ----------         ----------
                                                   1,879,840        9,545,056        29,858,432        23,467,116         52,873,778
                                                   ---------        ---------        ----------        ----------         ----------
COSMETICS / PERSONAL CARE
Percent of Net Assets                                  0.05%            0.40%              0.60             0.76%              0.88%
Alberto-Culver Co. "B"                       1,192    33,748      0        --      0         --    852     24,122   1,499     42,440
Avon Products Inc.                             150     5,878  1,519    59,526  3,921    153,654  3,160    123,833   7,309    286,421
Colgate-Palmolive Co.                           88     4,482  3,396   172,984  9,648    491,445  7,422    378,058  16,416    836,190
Estee Lauder Companies Inc. "A"                  0        --      0        --    702     28,738  1,050     42,984   2,274     93,092
Gillette Co.                                    97     2,910  6,132   183,960 17,728    531,840 13,673    410,190  30,077    902,310
International Flavors & Fragrances Inc.        156     4,017  2,703    69,602  1,714     44,135  1,278     32,908   2,944     75,808
Kimberly-Clark Corp.                             0        --      0        --  9,212    538,902  6,891    403,123  13,207    772,609
Procter & Gamble Co.                             0        --  7,934   490,420 17,793  1,099,830 15,062    931,020  31,136  1,924,594
Tristar Corp.                              +     0        --  3,700    21,275      0         --      0         --       0         --
                                                   ---------        ---------        ----------        ----------         ----------
                                                      51,035          997,767         2,888,544         2,346,238          4,933,464
                                                   ---------        ---------        ----------        ----------         ----------
DISTRIBUTION / WHOLESALE
Percent of Net Assets                                  0.02%            0.06%              0.10             0.12%              0.12%
Costco Wholesale Corp.                     +   450    15,497  3,022   104,070  7,946    273,640  5,798    199,669  12,392    426,750
Fastenal Co.                                     0        --      0        --    701     44,776    614     39,219   1,413     90,255
Genuine Parts Co.                                0        --  1,669    34,319  2,939     60,433  2,278     46,841   4,991    102,627
Grainger (W.W.) Inc.                            72     2,079    854    24,659  1,642     47,413  1,235     35,661   2,636     76,114
Tech Data Corp.                            +     0        --      0        --  1,152     59,472  1,171     60,453       0         --
                                                   ---------        ---------        ----------        ----------         ----------
                                                      17,576          163,048           485,734           381,843            695,746
                                                   ---------        ---------        ----------        ----------         ----------
DIVERSIFIED FINANCIAL SERVICES
Percent of Net Assets                                  0.58%            1.96%              3.01             3.60%              4.31%
American Express Co.                           693    40,974  8,102   479,031 22,521  1,331,554 16,454    972,843  34,168  2,020,183
Associates First Capital Corp.                 272     7,650  4,556   128,137 11,427    321,384  9,474    266,456  19,601    551,278
Bear Stearns Companies Inc.                      1        66    777    52,108  1,940    130,101  1,488     99,789   3,197    214,399
Capital One Financial Corp.                    200    12,062  1,385    83,533  3,310    199,634  2,525    152,289   5,510    332,322
Charter Municipal Mortgage Acceptance Corp.      0        --  3,900    52,894      0         --      0         --       0         --
Citigroup Inc.                               2,263   132,083 26,253 1,532,538 64,143  3,744,328 53,135  3,101,736 111,143  6,487,953
Countrywide Credit Industries Inc.              94     3,560  2,495    94,498  1,857     70,334  1,631     61,774   3,214    121,730
Donaldson, Lufkin & Jenrette Inc.                0        --      0        --      0         --      0         --   1,325    117,262
E*trade Group Inc.                         +     0        --      0        --  2,300     40,825      0         --   4,700     83,425
Edwards (A.G.) Inc.                              0        --      0        --  2,313    120,276  2,201    114,452   4,649    241,748
Federal National Mortgage Association            0        --  6,524   350,665 17,181    923,479 11,673    627,424  24,061  1,293,279
Finet Holdings Corp.                       +     0        --      0        -- 34,900     19,631      0         --       0         --
Franklin Resources Inc.                        318    12,084  1,760    66,880  4,143    157,434  3,299    125,362   7,010    266,380
Freddie Mac                                      0        --      0        -- 11,637    490,209  8,763    369,141  17,636    742,917
Goldman Sachs Group Inc. (The)                   0        --      0        --  5,300    678,731  4,300    550,669  12,500  1,600,781
Household International Inc.                   339    16,272      0        --  7,903    379,344  6,122    293,856  12,821    615,408
Knight Trading Group Inc.                  +     0        --      0        --    900     28,237      0         --   2,200     69,025
Legg Mason Inc.                                  0        --      0        --  1,327     69,999  1,150     60,662   2,661    140,368
Lehman Brothers Holdings Inc.                   80    11,600    810   117,450  1,995    289,275  1,555    225,475   3,355    486,475
MBNA Corp.                                     516    18,221  5,380   189,981 13,312    470,080 10,282    363,083  22,306    787,681
Merrill Lynch & Co. Inc.                       230    33,350  2,284   331,180  6,188    897,260  4,849    703,105  10,342  1,499,590
MicroFinancial Inc.                              0        --  2,200    21,587      0         --      0         --       0         --
Morgan (J.P.) & Co. Inc.                         0        --      0        --  2,872    480,163  1,565    261,648   3,172    530,319
Morgan Stanley Dean Witter & Co.               888    95,515  6,692   719,808 19,082  2,052,508 14,356  1,544,167  29,644  3,188,583
Paine Webber Group Inc.                        190    13,585  1,052    75,218  2,402    171,743  1,835    131,202   4,010    286,715
Price (T. Rowe) Associates                     190     8,597  1,124    50,861  1,981     89,640  1,491     67,468   3,334    150,863
Providian Financial Corp.                       97    11,149    907   104,248  2,348    269,873  1,739    199,876   4,340    498,829
Schwab (Charles) Corp.                         801    30,588  7,355   280,869 20,944    799,799 15,926    608,174  37,828  1,444,557
Seacoast Financial Services Corp.                0        --  5,200    52,650      0         --      0         --       0         --
Stilwell Financial Inc.                    +   266    12,868  1,322    63,952  3,644    176,278  2,808    135,837   6,206    300,215
Stockwalk.com Group Inc.                   +     0        --      0        --  3,500     19,250      0         --       0         --
United Asset Management Corp.                3,800    93,100      0        --      0         --  1,596     39,102       0         --
USA Education Inc.                             135     5,290  1,285    50,356  2,700    105,806  2,220     86,996   4,730    185,357
                                                   ---------        ---------        ----------        ----------         ----------
                                                     558,614        4,898,444        14,527,175        11,162,586         24,257,642
                                                   ---------        ---------        ----------        ----------         ----------
ELECTRIC
Percent of Net Assets                                  0.26%            0.85%             1.01%             1.06%              1.12%
AES Corp.                                  +   400    25,500  2,150   137,062  6,962    443,828  5,360    341,700  11,490    732,487

MASTER INVESTMENT PORTFOLIO--
LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules of Investments

                                       LifePath Income      LifePath 2010      LifePath 2020      LifePath 2030      LifePath 2040
                                 -----------------------  -----------------  -----------------  -----------------  -----------------
                                        Shares     Value  Shares      Value  Shares      Value  Shares      Value  Shares      Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS, Continued
Ameren Corp.                               188   $ 7,602     752  $  30,409   4,507 $  182,248   1,755  $  70,968   3,770 $  152,449
American Electric Power Inc.               238     8,389       0         --  12,591    443,833   4,207    148,297   6,424    226,446
Cinergy Corp.                              157     4,612     967     28,406   2,696     79,195   2,086     61,276   4,494    132,011
CMS Energy Corp.                           100     2,612  18,200    475,475   1,902     49,690       0         --   2,890     75,501
Consolidated Edison Inc.                   255     7,985       0         --   3,733    116,890   2,947     92,278   3,813    119,395
Constellation Energy Group Inc.             67     2,563     819     31,327   2,533     96,887   1,939     74,167   4,157    159,005
CP&L Energy Inc.                           143     5,291     963     35,631   2,709    100,233   2,024     74,888   4,524    167,388
Dominion Resources Inc.                    345    18,285       0         --   4,033    213,749   3,155    167,215   5,653    299,609
DTE Energy Co.                             208     7,228     870     30,232   2,448     85,068   1,892     65,747   4,086    141,988
Duke Energy Corp.                          341    25,511       0         --   6,096    456,057   4,809    359,773   9,016    674,510
Edison International                       237     4,903       0         --   5,842    120,856   4,570     94,542   7,497    155,094
Entergy Corp.                              250     7,609   1,431     43,556   4,105    124,946   3,239     98,587   6,884    209,532
FirstEnergy Corp.                          260     6,435   1,315     32,546   3,950     97,762   3,125     77,344   6,485    160,504
Florida Progress Corp.                       0        --     510     26,456   1,687     87,513   1,200     62,250   2,800    145,250
FPL Group Inc.                             211    11,262       0         --   2,979    159,004   2,260    120,628   4,024    214,781
GPU Inc.                                   122     3,736     718     21,989   2,042     62,536   2,041     62,506   3,422    104,799
IPALCO Enterprises Inc.                      0        --       0         --  10,246    238,860       0         --       0         --
Niagara Mohawk Holdings Inc.       +     1,771    22,802  26,522    341,471   5,297     68,199   4,316     55,569   4,949     63,718
PECO Energy Co.                            232    11,179       0         --   3,112    149,960   2,415    116,373   4,647    223,927
PG&E Corp.                                 346    10,012       0         --   6,419    185,750   5,081    147,031   8,802    254,708
Pinnacle West Capital Corp.                  0        --  13,180    542,851   1,439     59,269     900     37,069   2,200     90,612
PP & L Resources Inc.                       87     2,914   1,380     46,230   2,417     80,969   2,673     89,545   4,087    136,914
Public Service Enterprise Group Inc.       208     7,540       0         --   3,689    133,726   2,806    101,718   3,919    142,064
Reliant Energy Inc.                        234     8,687   1,093     40,578   4,999    185,588   3,860    143,303   8,307    308,397
Southern Co.                               655    19,609       0         --  13,625    407,898   8,741    261,684  15,790    472,713
TXU Corporation                              0        --       0         --   4,648    162,389   3,626    126,683   7,576    264,687
Unicom Corp.                               128     5,848       0         --   3,677    167,993   2,799    127,879   5,107    233,326
Xcel Energy Inc.                           245     6,140   9,824    246,201   5,561    139,361   4,146    103,909   9,283    232,655
                                                 -------          ---------          ---------          ---------          ---------
                                                 244,254          2,110,420          4,900,257          3,282,929          6,294,470
                                                 -------          ---------          ---------          ---------          ---------
ELECTRICAL COMPONENTS & EQUIPMENT
Percent of Net Assets                              0.08%              0.03%              0.16%              0.21%              0.22%
American Power Conversion Corp.     +        0        --   1,224     29,146   3,270     77,867   2,774     66,056   8,732    207,931
Emerson Electric Co.                         0        --       0         --   7,200    476,550   5,686    376,342  10,298    681,599
Energizer Holdings Inc.             +        0        --       1         20       0         --       0         --       0         --
Hubbell Inc. "B"                             0        --       0         --   1,409     36,458   1,359     35,164       0         --
Molex Inc.                                 270    14,259   1,092     57,671   3,884    205,124   2,497    131,873   5,541    292,634
Power-One Inc.                      +      200    31,687       0         --       0         --       0         --       0         --
Superconductor Technologies Inc.    +        0        --       0         --       0         --   1,900     42,037   3,000     66,375
UCAR International Inc.             +    2,000    27,250       0         --       0         --       0         --       0         --
                                                 -------          ---------          ---------          ---------          ---------
                                                  73,196             86,837            795,999            651,472          1,248,539
                                                 -------          ---------          ---------          ---------          ---------
ELECTRONICS
Percent of Net Assets                              0.10%              0.66%              0.61%              0.76%              0.86%
Agilent Technologies Inc.           +      386    23,281   2,213    133,472   6,455    389,317   5,015    302,467  11,132    671,399
Arrow Electronics Inc.              +        0        --       0         --   2,190     79,661   1,961     71,331   4,572    166,306
Avnet Inc.                                   0        --       0         --     689     41,254     746     44,667   2,156    129,090
AVX Corp.                                    0        --       0         --   1,652     49,457     672     20,118   2,096     62,749
Jabil Circuit Inc.                  +        0        --       0         --   1,504     95,974   1,228     78,362   2,828    180,462
Johnson Controls Inc.                       86     4,596     865     46,223   1,556     83,149   1,110     59,316   2,400    128,250
Microchip Technology Inc.           +        0        --       0         --   1,872    127,413   1,642    111,759   4,257    289,742
Millipore Corp.                            242    14,732   2,221    135,203   1,308     79,625     576     35,064   1,388     84,495
Parker Hannifin Corp.                        0        --   1,037     36,101   1,848     64,334   1,398     48,668   3,164    110,147
PE Corp. (Biosystems Group)                336    33,054   1,024    100,736   3,866    380,318   2,912    286,468   6,228    612,679
PerkinElmer Inc.                             0        --   4,593    413,083   1,572    141,382     608     54,682   1,297    116,649
Sanmina Corp.                       +        0        --     880    103,840   1,502    177,236   1,228    144,904   2,980    351,640
SCI Systems Inc.                    +        0        --       0         --   2,104    129,922   2,658    164,131   6,030    372,352
Sensormatic Electronics Corp.       +        0        --       0         --       0         --   1,036     17,223       0         --
Solectron Corp.                     +      390    17,672   3,446    156,147  10,402    471,341   7,790    352,984  17,712    802,575
Symbol Technologies Inc.                     0        --       0         --   2,688    111,216   2,877    119,036   5,962    246,678
Tektronix Inc.                               0        --   3,786    288,446   1,254     95,539     598     45,560   1,294     98,587
Thermo Electron Corp.               +      211     4,906   6,572    152,799   4,345    101,021   2,479     57,637   5,182    120,482
Thomas & Betts Corp.                        58     1,087       0         --   1,545     28,969     743     13,931   1,484     27,825
Varian Inc.                         +        0        --       0         --       0         --   1,395     68,006   1,659     80,876
Vishay Intertechnology Inc.         +        0        --       0         --   1,672     67,403   1,353     54,543   3,166    127,629
Waters Corp.                        +        0        --   1,008     80,199   3,004    239,006   2,700    214,819     800     63,650
                                                 -------          ---------          ---------          ---------          ---------
                                                  99,328          1,646,249          2,953,537          2,365,676          4,844,262
                                                 -------          ---------          ---------          ---------          ---------
ENGINEERING & CONSTRUCTION
Percent of Net Assets                              0.00%              0.12%              0.01%              0.01%              0.01%
Fluor Corp.                                113     3,383   9,664    289,316   1,279     38,290     956     28,620   2,168     64,904
Morrison Knudsen Corp.              +        4        14      17         59      27         94      25         87      42        147
                                                 -------          ---------          ---------          ---------          ---------
                                                   3,397            289,375             38,384             28,707             65,051
                                                 -------          ---------          ---------          ---------          ---------
ENTERTAINMENT
Percent of Net Assets                              0.06%              0.02%              0.02%              0.05%              0.02%
Churchill Downs Inc.                         0        --   1,300     30,712       0         --       0         --       0         --

MASTER INVESTMENT PORTFOLIO--
LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules of Investments

                                           LifePath Income     LifePath 2010     LifePath 2020     LifePath 2030    LifePath 2040
                                        -------------------  ----------------  ----------------  ---------------- ------------------
                                            Shares    Value  Shares     Value   Shares    Value   Shares    Value  Shares      Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS, Continued
Golden Books Family Entertainment Inc.  +       1  $     1       0        --        2  $     1        1  $     1       0         --
International Game Technology Inc.      +     663   19,227       0        --    3,013   87,377    1,957   56,753   4,672  $ 135,488
Macrovision Corp.                       +     400   42,650       0        --        0       --      900   95,962       0         --
Steinway Musical Instruments Inc.       +       0       --   1,500  $ 26,625        0       --        0       --       0         --
                                                    61,878            57,337            87,378           152,716            135,488
ENVIRONMENTAL CONTROL
Percent of Net Assets                                0.02%             0.01%             0.04%             0.05%              0.06%
Allied Waste Industries Inc.            +   1,700   15,619   2,100    19,294    4,692   43,108        0       --   5,023     46,149
Waste Management Inc.                           0       --       0        --    8,230  155,856    7,648  144,834  15,534    294,175
                                                    15,619            19,294           198,964           144,834            340,324
FOOD
Percent of Net Assets                                0.18%             0.34%             0.78%             0.96%              1.09%
Albertson's Inc.                              185    3,977       0        --    7,153  153,790    5,586  120,099  11,893    255,700
Archer-Daniels-Midland Co.                    662    5,829   5,594    49,301   10,703   94,317    8,426   74,256  17,897    157,720
Bestfoods                                     191   13,489       0        --    4,515  318,872    3,576  252,555   8,239    581,879
Campbell Soup Co.                             280    7,105       0        --    7,047  178,818    5,371  136,289  12,649    320,968
ConAgra Inc.                                  548   10,035       0        --    8,207  150,291    6,463  118,354  12,966    237,440
Dean Foods Co.                                  0       --       0        --    2,758   86,187      815   25,469       0         --
Delhaize America Inc. "A"                       0       --   1,459    21,885      565    8,475      198    2,970     533      7,995
Dole Food Co.                                   0       --       0        --        0       --    1,700   24,012       0         --
Flowers Industries Inc.                         0       --       0        --    2,619   56,963    1,975   42,956       0         --
General Mills Inc.                            200    6,425       0        --    4,960  159,340    3,874  124,452   8,254    265,160
Great Atlantic & Pacific Tea Co.            3,159   44,226       0        --        0       --        0       --       0         --
Heinz (H.J.) Co.                              125    4,766       0        --    5,910  225,319    4,512  172,020  10,061    383,576
Hershey Foods Corp.                           159    6,787   1,650    70,434    2,328   99,377    1,809   77,222   3,803    162,341
Horizon Organic Holding Corp.           +       0       --   1,800    15,694        0       --        0       --       0         --
Hormel Foods Corp.                              0       --       0        --    2,080   32,110    1,922   29,671   4,770     73,637
IBP Inc.                                        0       --       0        --    1,636   26,278    2,370   38,068       0         --
J & J Snack Foods Corp.                 +       0       --   1,500    21,187        0       --        0       --       0         --
Keebler Foods Co.                               0       --       0        --        0       --      793   36,329   1,766     80,905
Kellogg Co.                                   256    5,936       0        --    6,706  155,495    5,170  119,879  12,228    283,537
Kroger Co.                              +     232    5,263       0        --   13,810  313,314   10,728  243,392  23,698    537,648
McCormick & Co. Inc.                            0       --       0        --    1,451   42,351    1,333   38,907   3,163     92,320
Nabisco Group Holdings Corp. "A"              260    7,296   2,103    59,015    5,945  166,832    4,326  121,398   9,133    256,295
Nash Finch Co.                                  0       --   2,700    26,325        0       --        0       --       0         --
Quaker Oats Co.                               102    6,930   1,163    79,011    2,210  150,142    1,620  110,059   3,994    271,342
Ralston Purina Co.                            195    4,412   2,688    60,816    4,901  110,885    3,840   86,880   9,039    204,507
Safeway Inc.                            +     468   23,078       0        --    8,520  420,142    6,643  327,583  13,469    664,190
Sanderson Farms Inc.                            0       --   3,400    21,675        0       --        0       --       0         --
Sara Lee Corp.                                  0       --       0        --   14,999  279,356   11,646  216,907  26,464    492,892
Smithfield Foods Inc.                   +       0       --       0        --        0       --      900   23,906       0         --
Suiza Foods Corp.                       +       0       --       0        --        0       --      514   25,700       0         --
Super Value Inc.                               86    1,285  10,754   160,638    2,940   43,916    2,037   30,428   3,712     55,448
Sysco Corp.                                   210    8,886       0        --    5,525  233,777    4,223  178,686   9,974    422,025
Whole Foods Market Inc.                 +       0       --       0        --    1,401   70,750      625   31,562       0         --
Winn-Dixie Stores Inc.                        146    2,035  12,749   177,689    5,153   71,820    3,750   52,266   4,136     57,646
Wrigley William Jr. Co.                        74    5,481   1,279    94,726    1,834  135,831    1,419  105,095   3,544    262,477
                                                   -------           -------           -------         ---------          ---------
                                                   173,241           858,396           784,748         2,987,370          6,127,648
                                                   -------           -------           -------         ---------          ---------
FOREST PRODUCTS & PAPER
Percent of Net Assets                                0.14%             0.17%             0.20%             0.26%              0.31%
Boise Cascade Corp.                            59    1,763       0        --      932   27,844      766   22,884   1,553     46,396
Bowater Inc.                                    0       --       0        --    1,460   75,007    1,146   58,876   2,904    149,193
Chesapeake Corp.                            1,456   34,762       0        --        0       --        0       --       0         --
Consolidated Papers Inc.                        0       --       0        --    1,638   64,394    1,311   51,539   2,962    116,444
Fort James Corp.                                0       --   1,511    47,785    3,344  105,754    2,849   90,100   6,083    192,375
Georgia-Pacific (Timber Group)                  0       --       0        --    2,557   74,952    1,639   48,043   4,878    142,986
Georgia-Pacific Corp.                           0       --   1,126    30,120      928   24,824    2,212   59,171   4,774    127,704
Glatfelter (P.H.) Co.                       8,886   93,303       0        --        0       --        0       --       0         --
International Paper Co.                         0       --       0        --    7,246  230,966    6,239  198,868  12,568    400,605
Mead Corp.                                    102    2,735     935    25,070    1,746   46,815    1,310   35,124   2,762     74,056
Temple-Inland Inc.                             49    2,079   4,445   188,635      916   38,873      739   31,361   1,565     66,415
Westvaco Corp.                                 56    1,533   3,412    93,404    1,728   47,304    1,327   36,327   2,724     74,570
Weyerhaeuser Co.                                0       --       0        --    3,799  175,941    3,056  141,531   5,937    274,957
Willamette Industries Inc.                      0       --     970    29,585    1,832   55,876    1,413   43,096   3,126     95,343
                                                   -------           -------           -------         ---------          ---------
                                                   136,175           414,599           968,550           816,920          1,761,044
                                                   -------           -------           -------         ---------          ---------
GAS
Percent of Net Assets                                0.18%             0.04%             0.02%             0.02%              0.03%
Berkshire Energy Resources                      0       --     800    30,150        0       --        0       --       0         --
Eastern Enterprises                             0       --       0        --        0       --      372   23,529     601     38,013
EnergySouth Inc.                                0       --   1,800    33,300        0       --        0       --       0         --
NICOR Inc.                                  1,644   60,623       0        --      749   27,619        0       --   1,239     45,688
Peoples Energy Corp.                        3,453  112,222       0        --        0       --        0       --       0         --
Sempra Energy                                 148    2,886   1,143    22,288    3,453   67,333    2,709   52,825   5,780    112,710
Southwestern Energy Company                     0       --   2,000    15,500        0       --        0       --       0         --
                                                   -------           -------           -------         ---------          ---------
                                                   175,731           101,238            94,952            76,354            196,411
                                                   -------           -------           -------         ---------          ---------

MASTER INVESTMENT PORTFOLIO--
LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules of Investments

                                 LifePath Income      LifePath 2010       LifePath 2020      LifePath 2030       LifePath 2040
                                 ----------------    ----------------    ----------------   ----------------   ------------------
                                 Shares     Value    Shares     Value    Shares     Value   Shares     Value   Shares       Value
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS, Continued
HAND / MACHINE TOOLS
Percent of Net Assets                         0.01%               0.13%              0.05%              0.03%                0.05%
Black & Decker Corp.                  116  $  4,647       716 $  28,685    1,482 $  59,373    1,124 $  45,030    2,479  $   99,315
Snap-On Inc.                           38     1,171         0        --    1,251    38,546        0        --    1,643      50,625
SPX Corp.                     +         0        --         0        --      555    91,020      217    35,588      540      88,560
Stanley Works (The)                    92     2,461    10,631   284,379    1,524    40,767      952    25,466    2,415      64,601
                                           --------           ---------          ---------          ---------           ----------
                                              8,279             313,064            229,706            106,084              303,101
                                           --------           ---------          ---------          ---------           ----------
HEALTH CARE
Percent of Net Assets                         0.51%               0.81%              1.24%              1.53%                1.83%
Apria Healthcare Group Inc.   +     2,100    31,237         0        --        0        --        0        --        0          --
Bard (C.R.) Inc.                      143     6,980         0        --    1,523    74,341      627    30,605    1,421      69,363
Bausch & Lomb Inc.                     46     1,644     1,351    48,298    1,045    37,359      755    26,991    1,585      56,664
Baxter International Inc.             205    17,066         0        --    4,830   402,097    3,856   321,012    8,183     681,235
Beckman Coulter Inc.                  794    60,443         0        --    2,745   208,963      519    39,509    1,484     112,969
Becton Dickinson & Co.                278     8,375     1,824    54,948    4,192   126,284    3,380   101,822    7,075     213,134
Biomet Inc.                           168     5,681     1,464    49,502    3,677   124,312    2,140    72,359    4,815     162,807
Boston Scientific Corp.       +       412     7,804     2,771    52,476    7,377   139,702    5,449   103,190   11,628     220,205
Foundation Health Systems     +         0        --         0        --    2,902    50,966    3,122    54,830        0          --
Gentiva Health Services       +         0        --         1        11        0        --        0        --        0          --
Guidant Corp.                 +       197    13,261     1,728   116,316    5,274   355,006    3,904   262,788    9,361     630,112
HCA - The Healthcare Company            0        --         0        --    9,471   326,749    7,377   254,506   15,454     533,163
Health Management Associates
Inc. "A"                      +         0        --         0        --    2,964    48,350    3,776    61,596   12,290     200,481
Healthsouth Corp.             +       390     2,389     5,810    35,586    9,907    60,680    8,824    54,047   10,865      66,548
Healthtronics Inc.            +         0        --         0        --      100     1,375        0        --        0          --
Hillenbrand Industries Inc.             0        --         0        --        0        --        0        --    2,473      86,091
Humana Inc.                   +     3,667    31,399         0        --        0        --        0        --        0          --
IDEXX Laboratories Inc.       +         0        --         0        --        0        --    1,236    32,290        0          --
Johnson & Johnson                     910    83,663     7,313   672,339   20,605 1,894,372   17,720 1,629,133   40,592   3,731,927
LCA-Vision Inc.               +         0        --         0        --   11,400    34,912        0        --        0          --
Lincare Holdings Inc.         +         0        --         0        --        0        --    1,514    38,607        0          --
Mallinckrodt Group Inc.                77     3,470         0        --    2,238   100,850      870    39,204    1,927      86,835
Manor Care Inc.               +       701     9,376         0        --        0        --        0        --        0          --
Medtronic Inc.                        782    40,078     6,328   324,310   20,068 1,028,485   15,244   781,255   36,188   1,854,635
Oakley Inc.                   +     3,200    54,200         0        --        0        --        0        --        0          --
Oxford Health Plans Inc.      +       400    12,200     8,480   258,640      865    26,382    1,696    51,728    3,468     105,774
PacifiCare Health Systems
Inc. "A"                      +         0        --         0        --      851    45,901      867    46,764    1,469      79,234
Photogen Technologies Inc.    +     1,900    11,281         0        --        0        --        0        --        0          --
Quest Diagnostics Inc.        +         0        --         0        --      751    92,936      547    67,691        0          --
Quorum Health Group Inc.      +         0        --     4,100    52,787        0        --        0        --        0          --
SciQuest.com Inc.             +         0        --         0        --    3,200    30,800        0        --        0          --
St. Jude Medical Inc.         +       332    13,155     6,461   256,017    2,030    80,439    1,004    39,784    2,185      86,581
Steris Corp.                  +         0        --         0        --        0        --    2,007    20,572        0          --
Stryker Corp.                           0        --         0        --    2,974   133,272    2,278   102,083    7,872     352,764
Tenet Healthcare Corp.                  0        --         0        --    5,603   173,693    4,544   140,864    8,720     270,320
Triad Hospitals Inc.          +         0        --     1,000    28,875        0        --        0        --        0          --
UnitedHealth Group Inc.               157    14,836         0        --    2,849   269,230    2,157   203,836    4,792     452,844
Universal Health Services     +         0        --         0        --      501    35,446      614    43,440        0          --
Varian Medical Systems Inc.   +     1,377    63,256         0        --        0        --      795    36,520    1,659      76,210
Wellpoint Health Networks
Inc.                          +         0        --       940    81,134    1,061    91,578      977    84,327    1,785     154,068
                                           --------           ---------          ---------          ---------           ----------
                                            491,794           2,031,239          5,994,480          4,741,353           10,283,964
                                           --------           ---------          ---------          ---------           ----------
HOLDING COMPANIES-DIVERSIFIED
Percent of Net Assets                         0.00%               0.00%              0.16%              0.15%                0.25%
Berkshire Hathaway Inc. "A"   +         0        --         0        --       11   634,700        8   461,600       24   1,384,800
Berkshire Hathaway Inc. "B"   +         0        --         0        --       74   141,562        0        --       26      49,738
                                           --------           ---------          ---------          ---------           ----------
                                                 --                  --            776,262            461,600            1,434,538
                                         --------           ---------          ---------          ---------           ----------
HOME BUILDERS
Percent of Net Assets                         0.08%               0.00%              0.01%              0.01%                0.00%
Centex Corp.                          104     3,003         0        --        0        --        0        --        0          --
Clayton Homes Inc.                      0        --         0        --    7,088    69,108    2,612    25,467        0          --
Kaufman & Broad Home Corp.            949    23,547         0        --        0        --        0        --        0          --
Pulte Corp.                         1,490    49,077         0        --        0        --        0        --        0          --
                                           --------           ---------          ---------          ---------           ----------
                                             75,627                  --             69,108             25,467                   --
                                         --------           ---------          ---------          ---------           ----------
HOME FURNISHINGS
Percent of Net Assets                         0.01%               0.05%              0.04%              0.05%                0.05%
Ethan Allen Interiors Inc.              0        --         0        --    2,101    56,596    1,071    28,850        0          --
Leggett & Platt Inc.                  296     5,235     1,590    28,123    3,478    61,517    2,594    45,881    5,549      98,148
Maytag Corp.                           66     2,516     1,724    65,728    1,319    50,287    1,024    39,040    2,509      95,656
Whirlpool Corp.                        73     2,774       550    20,900    1,260    47,880      968    36,784    2,089      79,382
Zenith Electronics Corp.      +        44        --        89        --      279        --      230        --      367          --
                                           --------           ---------          ---------          ---------           ----------
                                             10,525             114,751            216,280            150,555              273,186
                                           --------           ---------          ---------          ---------           ----------
HOUSEHOLD PRODUCTS / WARES
Percent of Net Assets                         0.07%               0.09%              0.11%              0.14%                0.15%
American Greetings Corp. "A"        1,023    19,053         0        --        0        --    3,100    57,737        0          --

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules of Investments

                                          LifePath Income   LifePath 2010     LifePath 2020      LifePath 2030      LifePath 2040
                                         ----------------- ----------------  ---------------   -----------------  -----------------
                                           Shares   Value   Shares   Value    Shares   Value    Shares     Value   Shares    Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS, Continued
Avery Dennison Corp.                           70 $ 3,784     756  $ 40,871   1,782   $ 96,339    1,364   $ 73,741  3,428  $ 185,326
Clorox Co.                                    256   9,264   1,790    64,776   3,924    142,000    3,132    113,339  6,602    238,910
Dial Corp.                                      0      --       0        --   1,877     19,239    2,414     24,743  5,606     57,461
Enesco Group Inc.                               0      --   3,300    21,450       0         --        0         --      0         --
Fortune Brands Inc.                           180   4,590   1,491    38,020   2,794     71,247    2,069     52,759  4,627    117,988
Newell Rubbermaid Inc.                        205   5,317   2,217    57,503   4,757    123,385    3,756     97,421  7,904    205,010
Tupperware Corp.                            1,163  23,478       0        --   3,606     72,796        0         --  1,927     38,901
Water Pik Technologies Inc.            +        0      --       0        --       1          7        0         --      0         --
                                                 --------          --------           --------            --------          --------
                                                   65,486           222,620            525,013             419,740           843,596
                                                 --------          --------           --------            --------          --------
INSURANCE

Percent of Net Assets                               0.27%             0.83%              1.45%               1.93%             2.19%
Aetna Inc.                                      0      --   1,135    63,489   2,118    118,476    1,861    104,100  3,819    213,625
AFLAC Inc.                                      0      --       0        --   4,448    240,192    3,328    179,712  6,791    366,714
Allmerica Financial Corp.                       0      --       0        --   1,284     78,163    1,214     73,902  1,151     70,067
Allstate Corp.                                  0      --       0        --  10,951    318,263    9,091    264,207 18,789    546,055
AMBAC Financial Group Inc.                      0      --       0        --     952     61,523      971     62,751  3,480    224,895
American Financial Group Inc.                   0      --       0        --       0         --    1,000     24,812      0         --
American General Corp.                          0      --       0        --   4,122    300,133    3,046    221,787  5,918    430,904
American International Group                  892  79,500   9,430   840,449  30,415  2,710,737   27,795  2,477,230 58,878  5,247,502
American Med Security Group            +        0      --   2,600    21,937       0         --        0         --      0         --
AON Corp.                                     245   9,142   1,743    65,017   4,289    160,015    3,388    126,396  7,171    267,568
Chubb Corp.                                   195  14,930       0        --   2,923    223,792    2,270    173,797  4,842    370,716
CIGNA Corp.                                   117  11,378       0        --   2,821    274,342    2,116    205,781  4,420    429,845
Cincinnati Financial Corp.                    120   4,665   1,478    57,457   2,800    108,850    2,065     80,277  4,615    179,408
CNA Financial Corp.                    +        0      --       0        --       0         --        0         --  1,402     55,642
Conseco Inc.                                    0      --       0        --   4,761     40,171        0         --      0         --
Fidelity National Financial Inc.                0      --   1,400    27,912       0         --        0         --      0         --
Hancock (John) Financial Services Inc. +        0      --       0        --   2,800     70,700        0         --  4,500    113,625
Hartford Financial Services Group Inc.        192  12,792       0        --   3,450    229,856    2,806    186,950  6,060    403,747
HealthAxis Inc.                        +        0      --       0        --   8,600     24,456        0         --      0         --
Horace Mann Educators Corp.                 2,900  44,225       0        --       0         --        0         --      0         --
Jefferson-Pilot Corp.                         140   9,266   1,118    73,998   1,715    113,512    1,362     90,147  2,924    193,532
Lincoln National Corp.                        238  12,852   1,662    89,748   3,268    176,472    2,560    138,240  5,502    297,108
Loews Corp.                                     0      --   1,133    91,702   1,807    146,254    1,367    110,642  2,763    223,630
Markel Corp.                           +        0      --     300    43,762       0         --        0         --      0         --
Marsh & McLennan Companies Inc.               220  26,125   1,667   197,956   4,490    533,188    3,483    413,606  7,350    872,813
MBIA Inc.                                      94   6,180   1,094    71,930   1,502     98,756    1,270     83,502  2,760    181,470
Mercury General Corp.                           0      --       0        --       0         --      900     24,694      0         --
MetLife Inc.                           +        0      --       0        --   1,500     36,469    1,700     41,331  5,700    138,581
MGIC Investment Corp.                          95   5,587     834    49,050   1,611     94,747    1,363     80,161  2,939    172,850
MIIX Group Inc. (The)                           0      --   2,200    17,737       0         --        0         --      0         --
Old Republic International Corp.                0      --       0        --   3,124     74,781    2,824     67,599      0         --
Penn Treaty American Corp.             +        0      --   1,200    21,450       0         --        0         --      0         --
PICO Holdings Inc.                     +        0      --   1,300    17,956       0         --        0         --      0         --
PMI Group Inc. (The)                            0      --       0        --     621     38,502      504     31,248  1,722    106,764
Professionals Group Inc.               +        0      --     900    20,587       0         --        0         --      0         --
Progressive Corporation                        75   5,686     625    47,383   1,034     78,390      918     69,596  2,101    159,282
Protective Life Corp.                           0      --       0        --   1,302     37,432    1,239     35,621      0         --
Radian Group Inc.                               0      --       0        --     526     32,678      536     33,299      0         --
Reliastar Financial Corp.                       0      --       0        --   1,865    100,360    1,796     96,647  4,881    262,659
SAFECO Corp.                                  156   4,105   1,600    42,100   2,167     57,019    1,688     44,416  3,678     96,777
Selective Insurance Group Inc.                  0      --       0        --       0         --    4,400     78,925      0         --
St. Paul Companies Inc.                       164   7,810   1,550    73,819   3,858    183,737    3,070    146,209  6,378    303,752
Torchmark Corp.                               142   3,985   2,832    79,473   2,166     60,783    1,713     48,071  3,704    103,943
Transatlantic Holdings Inc.                     0      --       0        --     366     31,911      437     38,101    836     72,889
21st Century Insurance Group                    0      --       0        --   3,016     47,690    1,864     29,474      0         --
Unitrin Inc.                                    0      --       0        --   1,402     42,673    1,328     40,421  2,926     89,060
UNUMProvident Corp.                             0      --   2,154    46,715   3,269     70,896    3,175     68,858  6,643    144,070
                                                 --------         ---------          ---------           ---------        ----------
                                                  258,228         2,061,627          7,015,919           5,992,510        12,339,493
                                                 --------         ---------          ---------           ---------        ----------
IRON / STEEL
Percent of Net Assets                               0.00%             0.13%              0.03%               0.02%             0.03%
AK Steel Holding Corp.                          0      --       0        --       0         --        0         --      1          8
Allegheny Technologies Inc.                     0      --  14,329   311,656   2,491     54,182    1,406     30,581  2,619     56,963
Nucor Corp.                                     0      --     599    22,013   1,486     54,610    1,135     41,711  2,482     91,213
USX-U.S. Steel Group Inc.                     126   2,189       0        --   2,799     48,633        0         --  2,147     37,304
                                                 --------          --------           --------           ---------         ---------
                                                    2,189           333,669            157,425              72,292           185,488
                                                 --------          --------           --------           ---------         ---------
LEISURE TIME
Percent of Net Assets                               0.03%             0.06%              0.15%               0.16%             0.18%
Brunswick Corp.                               126   2,362       0        --   3,492     65,475    1,925     36,094  2,595     48,656
Callaway Golf Co.                               0      --       0        --   5,116     73,862    1,846     26,652      0         --
Carnival Corp. "A"                            570  11,364       0        --   9,990    199,176    8,059    160,676 17,278    344,480
Galileo International Inc.                      0      --       0        --       0         --    1,093     20,357  1,855     34,549
Harley-Davidson Inc.                          192   9,564   2,100   104,606   5,382    268,091    3,954    196,959  9,340    465,249
Sabre Holdings Corp.                          296   8,251   1,477    41,171   3,853    107,402    1,838     51,234  3,617    100,824
                                                 --------          --------           --------           ---------         ---------
                                                   31,541           145,777            714,006             491,972           993,758
                                                 --------          --------           --------           ---------         ---------

MASTER INVESTMENT PORTFOLIO--
LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules of Investments

                                              LifePath Income   LifePath 2010     LifePath 2020     LifePath 2030    LifePath 2040
                                           ------------------- ----------------  ----------------  ----------------  --------------
                                             Shares    Value   Shares    Value   Shares     Value  Shares    Value   Shares   Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS, Continued
LODGING
Percent of Net Assets                                 0.12%             0.02%             0.12%             0.15%              0.17%
Ameristar Casinos Inc.                +         0        --   4,200  $ 19,162       0        --       0        --       0         --
Choice Hotels International Inc.      +     3,359 $  30,021       0        --       0        --       0        --       0         --
Extended Stay America Inc.            +     4,900    72,581       0        --       0        --       0        --       0         --
Harrah's Entertainment Inc.           +       148     4,199       0        --   2,132  $ 60,496   1,432  $ 40,633   3,493   $ 99,114
Hilton Hotels Corp.                           300     3,000   3,500    35,000   6,155    61,550   5,423    54,230  12,006    120,060
Mandalay Resort Group Inc.            +         0        --       0        --   2,111    58,712   2,198    61,132       0         --
Marriott International Inc.                     0        --       0        --   4,145   163,727   3,306   130,587   6,982    275,789
MGM Grand Inc.                                  0        --       0        --     402    13,819     498    17,119     752     25,850
Park Place Entertainment Corp.        +         0        --       0        --   4,986    73,232   3,859    56,679   9,868    144,936
Starwood Hotels & Resorts Worldwide
Inc.                                            0        --       0        --   3,890   124,480   3,297   105,504   9,493    303,776
                                                    -------         ---------        ----------         ---------         ----------
                                                    109,801            54,162           556,016           465,884            969,525
                                                    -------         ---------        ----------         ---------         ----------
MACHINERY

Percent of Net Assets                                 0.18%             0.04%             0.17%             0.21%              0.23%
Briggs & Stratton Corp.                       442    19,116       0        --       0        --       0        --       0         --
Caterpillar Inc.                                0        --       0        --   6,010   220,867   4,698   172,652   9,274    340,819
Cognex Corp.                          +         0        --       0        --   1,614    64,560   1,036    41,440   1,248     49,920
Deere & Co.                                     0        --       0        --   3,875   127,633   3,092   101,843   6,570    216,399
Dover Corp.                                   185     9,042   1,113    54,398   3,422   167,250   2,648   129,421   5,694    278,294
Flowserve Corp.                             3,000    55,500       0        --       0        --       0        --       0         --
Imation Corp.                         +         0        --       0        --       0        --     653    14,529       0         --
Ingersoll-Rand Co.                              0        --       0        --   2,792   127,211   2,087    95,089   4,592    209,223
Nordson Corp.                               1,014    65,656       0        --       0        --       0        --       0         --
Rockwell International Corp.                    0        --   1,300    52,569   2,869   116,015   2,473   100,002   5,296    214,157
Tecumseh Products Co. "A"                     541    21,505       0        --       0        --       0        --       0         --
                                                    -------         ---------        ----------         ---------         ----------
                                                    170,819           106,967           823,536           654,976          1,308,812
                                                    -------         ---------        ----------         ---------         ----------
MANUFACTURERS

Percent of Net Assets                                 0.43%             1.66%             2.62%             3.20%              3.88%
Cooper Industries Inc.                          0        --     674    23,801   1,623    57,312   1,240    43,788   2,677     94,532
Crane Co.                                     120     3,015       0        --   1,887    47,411     796    20,000   1,882     47,285
Danaher Corp.                                 190    10,676     867    48,715   2,503   140,637   1,845   103,666   3,991    224,244
Eastman Kodak Co.                               0        --       0        --   5,266   327,808   4,106   255,599   7,936    494,016
Eaton Corp.                                    76     5,045     439    29,139   1,239    82,239     959    63,654   2,054    136,334
FMC Corp.                             +         0        --       0        --     508    34,449       0        --       0         --
General Electric Co.                        4,729   277,533  50,806 2,981,677 156,302 9,172,974 124,034 7,279,245 284,826 16,715,726
Harsco Corp.                                    0        --       0        --       0        --   1,012    28,146       0         --
Illinois Tool Works Inc.                        0        --       0        --   5,004   280,537   3,928   220,214   7,798    437,175
ITT Industries Inc.                           126     4,237   6,741   226,666   1,841    61,904   1,164    39,140   2,482     83,457
M&F Worldwide Corp.                   +         0        --   3,900    21,206       0        --       0        --       0         --
Minnesota Mining & Manufacturing Co.            0        --       0        --   6,707   623,751   5,259   489,087   9,216    857,088
National Service Industries Inc.            2,439    48,628       0        --       0        --       0        --       0         --
Pall Corp.                                    113     2,415  11,542   246,710   2,120    45,315   1,583    33,837   3,508     74,984
Pentair Inc.                                    0        --       0        --     756    24,570       0        --   1,766     57,395
Textron Inc.                                    0        --       0        --   2,516   141,053   1,954   109,546   3,738    209,562
Tyco International Ltd.                     1,114    63,498   9,804   558,828  27,956 1,593,492  21,166 1,206,462  42,982  2,449,974
U.S. Industries Inc.                            0        --       0        --       0        --   2,236    28,509       0         --
                                                    -------         ---------        ----------         ---------         ----------
                                                    415,047         4,136,742        12,633,452         9,920,893         21,881,772
                                                    -------         ---------        ----------         ---------         ----------
MEDIA

Percent of Net Assets                                 0.41%             1.05%             1.80%             2.26%              2.70%
AT&T - Liberty Media Group "A"        +         0        --       0        --  35,200   752,400  28,300   604,913  92,988  1,987,618
Belo (A.H.) Corp.                               0        --       0        --   3,878    74,167   2,875    54,984       0         --
Cablevision Systems Corp.             +         0        --     780    52,455   1,890   127,102   1,886   126,834     500     33,625
Chris-Craft Industries Inc.           +         0        --       1        78       0        --     825    64,556       1         78
Clear Channel Communications Inc.     +       233    16,863   2,201   159,297   7,964   576,377   6,279   454,425  15,687  1,135,321
Comcast Corp. "A"                     +       600    22,350   5,898   219,700  15,500   577,375  11,824   440,444  28,130  1,047,842
Disney (Walt) Co.                           2,049    79,783  12,261   477,413  34,743 1,352,806  26,284 1,023,433  55,303  2,153,361
Dow Jones & Co. Inc.                           64     4,004     758    47,422   2,120   132,633   1,289    80,643   2,655    166,103
5th Avenue Channel Corp.              +         0        --       0        --  63,300    25,716       0        --       0         --
Gannett Co. Inc.                              298    16,874       0        --   4,701   266,194   3,686   208,720   7,809    442,185
Gray Communications Systems Inc.                0        --   2,000    22,500       0        --       0        --       0         --
Harcourt General Inc.                          79     4,686   5,557   329,600   1,994   118,269   1,476    87,545   1,888    111,982
Hearst-Argyle Television Inc.         +         0        --       0        --       0        --   3,050    65,956       0         --
Hispanic Broadcasting Corp.           +         0        --       0        --   2,428    62,369   1,550    39,816   2,274     58,413
Hollinger International Inc.                    0        --       0        --       0        --   3,500    57,313       0         --
Infinity Broadcasting Corp.           +         0        --       0        --   2,205    83,514   2,792   105,747   5,743    217,516
Knight Ridder Inc.                            124     6,773     702    38,347   1,634    89,257   1,151    62,873   2,348    128,260
McGraw-Hill Companies Inc.                    202    12,511       0        --   3,290   203,774   2,554   158,188   5,480    339,418
Meredith Corp.                              1,382    37,746       0        --       0        --   1,798    49,108   1,371     37,445
New York Times Co. "A"                        162     6,348   1,323    51,845   2,827   110,783   2,204    86,369   4,801    188,139
Rare Medium Group Inc.                +         0        --       0        --       0        --       0        --   4,600     46,000
Readers Digest Association "A"                  0        --       0        --   2,028    78,078   1,975    76,038   3,998    153,923
Scripps  (E.W.) Company                         0        --       0        --       0        --     925    46,886   1,237     62,700

MASTER INVESTMENT PORTFOLIO--
LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules of Investments

                                   LifePath Income     LifePath 2010        LifePath 2020        LifePath 2030       LifePath 2040
                                  -----------------  -----------------   -------------------  -------------------  -----------------
                                  Shares     Value   Shares      Value   Shares        Value  Shares        Value  Shares     Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS, Continued
Time Warner Inc.                    844   $ 72,162   6,991   $ 597,730  21,333  $ 1,823,971  16,384  $ 1,400,832  39,102 $ 3,343,221
Tribune Co.                         396     14,132   2,268      80,939   5,342      190,643   4,172      148,888   8,909     317,940
UnitedGlobalCom Inc. "A"      +       0         --       0          --       0           --   2,000       76,625       0          --
Univision Communications
 Inc.                         +       0         --       0          --   2,676      118,078     892       39,360   1,966      86,750
USA Networks Inc.             +       0         --       0          --   3,778       90,908   2,622       63,092  10,690     257,228
Viacom Inc. "B"               +   1,451     97,670   8,252     555,463  25,527    1,718,286  19,886    1,338,576  42,627   2,869,330
Washington Post Company
(The) "B"                             0         --       0          --     258      131,322     119       60,571      87      44,283
                                           -------           ---------            ---------            ---------          ----------
                                           391,902           2,632,789            8,704,022            7,022,735          15,228,681
                                           -------           ---------            ---------            ---------          ----------
METAL FABRICATE / HARDWARE
Percent of Net Assets                        0.11%               0.00%                0.02%                0.00%               0.00%
Precision Castparts Corp.           700     53,200       0          --   1,026       77,976       0           --       0          --
Timken Co.                        1,342     21,891       0          --       0           --       0           --       0          --
Worthington Industries
 Inc.                             3,277     34,204       0          --       0           --       0           --       0          --
                                           -------           ---------            ---------            ---------          ----------
                                           109,295                  --               77,976                   --                  --
                                           -------           ---------            ---------            ---------          ----------
MINING
Percent of Net Assets                        0.07%               0.03%                0.14%                0.16%               0.18%
Alcoa Inc.                          458     15,229       0          --  14,518      482,723  11,286      375,259  22,770     757,103
Freeport-McMoRan Copper &
 Gold Inc.                    +       0         --       0          --       0           --       0           --   4,961      48,680
Homestake Mining Company          6,842     38,059       0          --       0           --       0           --   5,811      32,324
Newmont Mining Corp.                487      9,031   2,011      37,329   6,953      129,056   4,933       91,569   4,696      87,170
Phelps Dodge Corp.                  125      5,562     594      26,433   1,471       65,460   1,021       45,435   2,242      99,769
                                           -------           ---------            ---------            ---------          ----------
                                            67,881              63,762              677,239              512,263           1,025,046
                                           -------           ---------            ---------            ---------          ----------
OFFICE / BUSINESS EQUIPMENT
Percent of Net Assets                        0.02%               0.05%                0.11%                0.12%               0.13%
HON Industries Inc.                   0         --       0          --   2,999       80,786   1,068       28,769       0          --
Miller (Herman) Inc.                  0         --       0          --   2,476       79,077   2,246       71,732   4,840     154,577
Pitney Bowes Inc.                   166      6,069   1,521      55,612   5,593      204,494   3,389      123,910   8,049     294,292
Xerox Corp.                         620      9,959   3,842      61,712   1,460      184,076   8,604      138,202  18,620     299,084
                                           -------           ---------            ---------            ---------          ----------
                                            16,028             117,324              548,433              362,613             747,953
                                           -------           ---------            ---------            ---------          ----------
OIL & GAS PRODUCERS
Percent of Net Assets                        0.41%               1.25%                1.91%                2.34%               2.61%
Amerada Hess Corp.                  122      8,349     905      61,936   2,764      189,161   1,411       96,565   2,523     172,668
Anadarko Petroleum Corp.            272     17,889   1,676     110,231   3,927      258,279   3,442      226,380   6,790     446,578
Apache Corp.                         96      6,048     918      57,834   1,786      112,518   1,748      110,124   3,219     202,797
Burlington Resources Inc.           194      7,627   1,791      70,409   3,373      132,601   3,034      119,274   6,122     240,671
Chevron Corp.                       560     47,320   4,160     351,520  11,023      931,443   8,071      682,000  14,799   1,250,515
Coastal Corp.                       244     16,805   1,468     101,108   3,607      248,432   2,730      188,029   5,945     409,462
Conoco Inc.                         600     15,675   4,270     111,554  10,470      273,529   8,190      213,964  17,480     456,665
Devon Energy Corp.                    0         --     484      28,344   1,232       72,149   1,500       87,844   1,759     103,011
Diamond Offshore Drilling
 Inc.                                 0         --       0          --     965       43,244   1,507       67,532   3,656     163,834
ENSCO International Inc.              0         --       0          --   1,919       76,520   2,793      111,371   6,889     274,699
EOG Resources Inc.                    0         --       0          --     865       33,086   1,618       61,889   3,745     143,246
Exxon Mobil Corp.                 1,848    150,843   20,171   1,646,458 53,517    4,368,325  40,286    3,288,345  82,927   6,768,916
Global Marine Inc.            +       0         --       0          --   1,807       58,389   3,164      102,237   8,423     272,168
Kerr-McGee Corp.                     97      6,129     808      51,056   1,644      103,880   1,306       82,523   2,641     166,878
Murphy Oil Corp.                      0         --       0          --   1,432       95,586   1,379       92,048   2,293     153,058
Nabors Industries Inc.        +       0         --       0          --   1,766       83,995   2,058       97,884   4,893     232,723
Noble Affiliates Inc.                 0         --       0          --   1,791       69,401   1,812       70,215       0          --
Noble Drilling Corp.          +       0         --       0          --   1,656       80,316   2,525      122,463   6,548     317,578
Occidental Petroleum
 Corp.                                0         --   2,905      62,821   7,222      156,176   5,444      117,727  10,295     222,629
Ocean Energy Inc.             +       0         --       0          --   3,282       49,845   3,588       54,493   7,694     116,853
Penn Virginia Corp.                   0         --   1,300      35,506       0           --       0           --       0          --
Phillips Petroleum Co.                0         --       0          --   4,331      267,981   3,345      206,972   7,074     437,704
Pioneer Natural
 Resources Co.                +       0         --       0          --   5,009       69,500       0           --       0          --
R&B Falcon Corporation        +       0         --       0          --   2,744       78,204   2,387       68,030   5,637     160,654
Rowan Companies Inc.          +   1,466     45,446       0          --   1,579       48,949     997       30,907   2,269      70,339
Sunoco Inc.                         105      2,855       0          --   1,753       47,660   1,191       32,380   2,537      68,975
Texaco Inc.                         502     25,853   3,761     193,691   9,227      475,190   7,218      371,727  14,003     721,154
Tosco Corp.                         261      7,961       0          --   2,670       81,435   2,252       68,686   4,080     124,440
Transocean Sedco Forex Inc.         241     14,399   1,645      98,289   3,521      210,375   2,678      160,005   5,903     352,704
Ultramar Diamond
 Shamrock Corp.                       0         --       0          --   8,515      199,570   2,264       53,063   4,827     113,133
Unocal Corp.                        204      6,809   1,946      64,948   4,030      134,501   3,181      106,166   6,814     227,417
USX-Marathon Group Inc.             255      6,997   2,350      64,478   5,179      142,099   4,106      112,658   8,667     237,801
Valero Energy Corp.                   0         --       0          --       0           --   1,236       37,235       0          --
Vastar Resources Inc.                 0         --       0          --     538       44,519       0           --     783      64,793
                                          --------          ----------           ----------            ---------          ----------
                                           387,005           3,110,183           9, 236,858            7,240,736          14,694,063
                                          --------          ----------           ----------            ---------          ----------
OIL & GAS SERVICES
Percent of Net Assets                        0.08%               0.23%                0.37%                0.47%               0.56%
Baker Hughes Inc.                   299     10,932   2,790     102,009   5,518      201,752   3,806      139,157   7,421     271,330
BJ Services Co.               +       0         --       0          --   1,041       69,747   1,596      106,932   4,210     282,070
Cooper Cameron Corp.          +       0         --       0          --   1,140       88,706   1,061       82,559   2,385     185,583
Grant Prideco Inc.            +       0         --       0          --   2,120       49,820   2,413       56,706   4,267     100,274
Halliburton Co.                     465     24,645   3,455     183,115   7,384      391,352   5,161      273,533  10,489     555,917
Schlumberger Ltd.                   461     39,329   3,335     284,517   9,171      782,401   7,183      612,800  14,513   1,238,140

MASTER INVESTMENT PORTFOLIO--
LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules of Investments

                                   LifePath Income      LifePath 2010      LifePath 2020       LifePath 2030        LifePath 2040
                                   ----------------  ------------------ ------------------- -------------------   -----------------
                                   Shares     Value  Shares       Value  Shares       Value  Shares       Value   Shares      Value
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS, Continued
Smith International Inc.        +       0        --       0          --     637  $   50,641   1,095  $   87,053    2,696 $  214,332
Tidewater Inc.                          0        --       0          --     524      21,156       0          --    3,084    124,516
Varco International Inc.        +       0        --       0          --   3,126      63,106     602      12,153        0         --
Weatherford International Inc.  +       0        --       0          --   1,220      57,264   2,113      99,179    4,267    200,282
                                           --------           ---------          ----------          ----------          ----------
                                           $ 74,906           $ 569,641           1,775,945           1,470,072           3,172,444
                                           --------           ---------          ----------          ----------          ----------

PACKAGING & CONTAINERS
Percent of Net Assets                         0.07%               0.21%               0.06%               0.07%               0.09%
Ball Corp.                            744    25,761       0          --       0          --       0          --        0         --
Bemis Co.                              42     1,407       0          --     850      28,475     662      22,177    1,459     48,876
Crown Cork & Seal Co. Inc.              0        --  21,314     275,750   5,339      69,073   3,010      38,942    3,697     47,830
Owens-Illinois Inc.             +     136     1,777  15,718     205,316   4,731      61,799       0          --    4,190     54,732
Pactiv Corp.                    +   3,208    35,288       0          --       0          --   2,382      26,202    4,872     53,592
Sealed Air Corp.                +      57     2,925     705      36,175   1,312      67,322     999      51,261    2,468    126,639
Smurfit-Stone Container Corp.   +       0        --       0          --   1,737      22,798   2,712      35,595    6,314     82,871
Sonoco Products Co.                     0        --       0          --   1,823      35,207   2,018      38,973    5,617    108,478
                                           --------           ---------          ----------          ----------          ----------
                                             67,158             517,241             284,674             213,150             523,018
                                           --------           ---------          ----------          ----------          ----------
PHARMACEUTICALS
Percent of Net Assets                         0.90%               2.25%               3.49%               4.20%               5.24%
Abbott Laboratories                 1,003    43,881   8,434     368,987  25,806   1,129,013  19,659     860,081   46,607  2,039,056
Abgenix Inc.                    +     400    30,069     600      45,103   1,600     120,275   1,600     120,275    3,100    233,033
Allergan Inc.                         310    22,669     868      63,473   3,168     231,660   1,646     120,364    3,976    290,745
ALZA Corp.                      +      87     6,579     704      53,240   2,058     155,636   1,231      93,094    2,911    220,144
American Home Products Corp.        1,295    70,173   6,973     377,849  21,928   1,188,224  16,930     917,394   36,491  1,977,356
Amylin Pharmaceuticals Inc.     +       0        --   7,900     107,144       0          --       0          --        0         --
Bergen Brunswig Corp. "A"           6,759    63,366       0          --       1           8       0          --        0         --
Bristol-Myers Squibb Co.            1,298    68,794  10,658     564,874  31,714   1,680,842  25,220   1,336,660   58,792  3,115,976
Cardinal Health Inc.                  311    25,444   1,762     144,154   4,943     404,399   3,754     307,124    7,857    642,801
Cell Therapeutics Inc.          +       0        --   1,900      88,350       0          --       0          --        0         --
Dentsply International Inc.             0        --       0          --   4,252     141,910     971      32,407        0         --
Forest Laboratories Inc. "A"    +       0        --       0          --   1,255     122,833   1,225     119,897    4,004    391,891
Gilead Sciences Inc.            +       0        --       0          --     500      54,000       0          --        0         --
Hyseq Inc.                      +     400    16,775       0          --       0          --       0          --    1,400     58,712
ICN Pharmaceuticals Inc.                0        --       0          --   2,107      59,654   1,939      54,898    3,963    112,202
IVAX Corporation                +       0        --       0          --   3,054     105,745   2,629      91,029    5,443    188,464
Lilly (Eli) and Company               714    52,122   5,921     432,233  18,618   1,359,114  14,142   1,032,366   33,130  2,418,490
Medarex Inc.                    +       0        --     900      99,450     800      88,400       0          --    1,600    176,800
MedImmune Inc.                  +       0        --   1,184      99,604   4,500     378,562   3,000     252,375    5,100    429,037
Merck & Co. Inc.                    1,526   106,629  12,112     846,326  35,930   2,510,609  29,690   2,074,589   68,452  4,783,083
Mylan Laboratories Inc.                 0        --       0          --   2,748      72,994   2,156      57,269    6,529    173,427
Omnicare Inc.                           0        --       0          --   2,465      33,740   2,643      36,176        0         --
Pfizer Inc.                         4,906   212,185  32,577   1,408,955 101,504   4,390,048  80,388   3,476,781  186,283  8,056,740
Pharmacia & Upjohn Inc.             1,194    69,924   7,441     435,764  20,952   1,227,002  16,231     950,528   33,490  1,961,258
Schering-Plough Corp.                 961    38,560   7,898     316,907  25,426   1,020,218  18,753     752,464   44,536  1,787,007
Sepracor Inc.                   +       0        --     704      77,440   1,500     165,000   1,272     139,920    1,300    143,000
Sybron International Corp.      +       0        --       0          --   1,841      41,883   2,389      54,350    5,599    127,377
Tanox Inc.                      +       0        --       0          --       0          --     800      37,200        0         --
Watson Pharmaceutical Inc.      +     490    30,227   1,480      91,298   2,850     175,809   1,499      92,470    2,685    165,631
                                           --------           ---------          ----------          ----------          ----------
                                            857,397           5,621,151          16,857,578          13,009,711          29,492,230
                                           --------           ---------          ----------          ----------          ----------
PIPELINES
Percent of Net Assets                         0.11%               0.25%               0.40%               0.43%               0.48%
Columbia Energy Group                 142     9,932     692      48,535   1,384      97,140   1,055      74,048    2,286    160,449
EL Paso Energy Corp.                  222    12,932   1,366      79,570   3,876     225,777   2,924     170,323    6,386    371,984
Enron Corp.                           676    57,376   4,306     365,472  12,010   1,019,349   9,312     790,356   19,000  1,612,625
Questar Corp.                           0        --       0          --  10,658     231,145   1,657      35,936        0         --
Williams Companies Inc.               450    20,728   2,968     136,714   7,264     334,598   5,674     261,359   12,202    562,055
                                           --------           ---------          ----------          ----------          ----------
                                            100,968             630,291           1,908,009           1,332,022           2,707,113
                                           --------           ---------          ----------          ----------          ----------
REAL ESTATE
Percent of Net Assets                         0.00%               0.01%               0.02%               0.00%               0.01%
Catellus Development Corp.      +       0        --       0          --   5,741     102,620       0          --        0         --
CB Richard Ellis Services       +       0        --   1,400      14,700       0          --       0          --        0         --
St. Joe Company (The)                   0        --       0          --       0          --       0          --    1,502     44,027
                                           --------           ---------          ----------          ----------          ----------
                                                 --              14,700             102,620                  --              44,027
                                           --------           ---------          ----------          ----------          ----------
REAL ESTATE INVESTMENT TRUSTS
Percent of Net Assets                         0.00%               0.25%               0.34%               0.38%               0.34%
Alexandria Real Estate Equity           0        --   1,400      49,000       0          --       0          --        0         --
Ameresco Capital Trust                  0        --   3,300      35,475       0          --       0          --        0         --
American Industrial Properties          0        --   2,500      33,906       0          --       0          --        0         --
Apartment Investment &
Management Co. "A"                      0        --       0          --   3,752     168,371     971      43,574        0         --
Archstone Communities Trust             0        --       0          --   6,553     161,368   2,568      63,237    6,041    148,760
Arden Realty Inc.                       0        --       0          --       0          --   2,139      54,545        0         --
AvalonBay Communities Inc.              0        --       0          --   3,890     173,834   1,329      59,390        0         --
Boston Properties Inc.                  0        --       0          --       0          --     971      39,265    2,320     93,815
Capital Automotive                      0        --       0          --     200       2,775       0          --        0         --

MASTER INVESTMENT PORTFOLIO--
LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules of Investments

                                        LifePath Income    LifePath 2010        LifePath 2020      LifePath 2030     LifePath 2040
                                    ------------------- ---------------- --------------------  -----------------  ------------------
                                        Shares   Value   Shares    Value   Shares      Value    Shares    Value    Shares     Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS, Continued
Capstead Mortgage Corp.                      0       --   2,200  $ 18,838        0          --       0         --        0        --
CarrAmerica Realty Corp.                     0       --       0        --        0          --   1,639   $ 47,633        0        --
Crescent Real Estate Equities Co.            0       --       0        --        0          --   2,568     56,817    6,141   135,870
Crown American Realty Trust                  0       --   8,900    52,844        0          --       0         --        0        --
Duke-Weeks Realty Corp.                      0       --       0        --    6,428   $ 152,665   1,975     46,906    4,186    99,417
Equity Office Properties Trust               0       --       0        --    8,798     254,042   5,918    170,882   13,787   398,100
Equity Residential Properties Trust          0       --       0        --    2,491     119,568   2,032     97,536    4,693   225,264
First Washington Realty Trust                0       --   2,800    56,350        0          --       0         --        0        --
Highwoods Properties Inc.                    0       --       0        --        0          --   2,318     55,777        0        --
Host Marriott Corp.                          0       --       0        --   14,539     155,386   6,558     70,089   10,596   113,245
Kimco Realty Corp.                           0       --       0        --        0          --   1,150     46,719    2,473   100,466
Koger Equity Inc.                            0       --   3,200    54,800        0          --       0         --        0        --
Konover Property Trust Inc.                  0       --   5,400    22,613        0          --       0         --        0        --
Mack-Cali Realty Corp.                       0       --       0        --        0          --   1,629     42,659        0        --
Mid-America Apartment
  Communities Inc.                           0       --   2,800    67,725        0          --       0         --        0        --
Parkway Properties Inc.                      0       --   1,700    53,975        0          --       0         --        0        --
Prison Realty Trust Inc.                     0       --   6,200    14,725        0          --       0         --        0        --
Public Storage Inc.                          0       --       0        --        0          --   2,064     50,310    4,363   106,348
Rouse Co.                                    0       --       0        --        0          --   2,418     58,334    3,480    83,955
Senior Housing Properties Trust              0       --       1         5        0          --       0         --        0        --
Simon Property Group Inc.                    0       --       0        --    7,528     171,732   1,975     45,058    4,175    95,242
Spieker Properties Inc.                      0       --       0        --    2,715     148,307   1,239     67,680    2,938   160,488
Thornbury Mortgage Inc.                      0       --   3,900    31,931        0          --       0         --        0        --
Vornado Realty Trust                         0       --       0        --    3,878     143,486   1,507     55,759    3,568   132,016
Washington Trust                             0       --   3,400    65,238        0          --       0         --        0        --
Winston Hotels Inc.                          0       --   7,200    62,550        0          --       0         --        0        --
                                                 ------           -------            ---------          ---------          ---------
                                                     --           619,975            1,651,534          1,172,170          1,892,986
                                                 ------           -------            ---------          ---------          ---------

RETAIL

Percent of Net Assets                             0.75%             1.50%                2.38%              2.95%              3.34%
Abercrombie & Fitch Co.              +       0       --       0        --        0          --   2,534     58,757        0        --
Amazon.com Inc.                      +     700 $ 29,050   1,556    64,574    2,778     115,287   2,608    108,232    6,410   266,015
AnnTaylor Stores Corp.               +     747   26,892       0        --        0          --       0         --        0        --
AutoNation Inc.                      +       0       --       0        --    7,189      46,728   7,222     46,943   20,198   131,287
AutoZone Inc.                        +     126    2,835   1,441    32,423    2,871      64,597   2,593     58,343    3,883    87,367
Barnes & Noble Inc.                  +       0       --       0        --        0          --   1,861     32,219        0        --
Barnett Inc.                         +       0       --   1,600    19,900        0          --       0         --        0        --
Bed Bath & Beyond Inc.               +     200    3,513   2,240    39,340    5,458      95,856   4,564     80,155    8,406   147,630
Best Buy Co. Inc.                    +     130    8,028   1,200    74,100    3,434     212,049   2,698    166,602    6,266   386,925
BJ's Wholesale Club Inc.             +       0       --       0        --    1,472      49,864   1,456     49,322        0        --
Bob Evans Farms Inc.                     5,268   89,556       0        --        0          --       0         --        0        --
Borders Group Inc.                   +       0       --       0        --    3,165      42,134   2,996     39,884        0        --
Boston Chicken Inc.                  +     600        6     500         5      700           7     700          7        0        --
Brinker International Inc.           +       0       --       0        --    1,740      55,245   1,045     33,179        0        --
Cato Corp. "A"                               0       --   1,600    19,800        0          --       0         --        0        --
CBRL Group Inc.                          2,949   35,572       0        --        0          --       0         --        0        --
CDW Computer Centers Inc.            +       0       --       0        --      900      66,150     816     59,976      612    44,982
Charming Shoppes Inc.                +       0       --   2,800    15,225        0          --       0         --        0        --
Circuit City Stores Inc.                   244    6,329   1,508    39,114    2,916      75,634   2,826     73,299    5,740   148,881
Consolidated Stores Corp.            +     458    6,240       0        --        0          --   3,135     42,714    3,132    42,674
CVS Corp.                                  404   14,999       0        --    6,573     244,023   5,108    189,635   10,960   406,890
Darden Restaurants Inc.                     90    1,592  15,784   279,180    4,729      83,644   3,211     56,795    3,613    63,905
Deb Shops Inc.                               0       --   1,800    20,531        0          --       0         --        0        --
Dillards Inc. "A"                          118    1,512       0        --        0          --       0         --    2,925    37,477
Discount Auto Parts Inc.             +       0       --   2,000    17,750        0          --       0         --        0        --
Dollar General Corp.                       363    7,464   2,582    53,092    5,631     115,787   5,051    103,861    9,293   191,087
Dollar Tree Stores Inc.              +       0       --       0        --    1,530      62,061   1,405     56,990    2,764   112,115
eBay Inc.                            +       0       --       0        --    1,000      62,000     800     49,600    1,700   105,400
Family Dollar Stores Inc.                    0       --       0        --    3,533      63,306   3,007     54,126    6,833   122,994
Federated Department Stores Inc.     +       0       --   1,953    53,952    4,336     119,782   2,842     78,510    5,861   161,910
Finlay Enterprises Inc.              +       0       --   1,200    15,150        0          --       0         --        0        --
Footstar Inc.                        +       0       --     500    14,875        0          --       0         --        0        --
Fred's Inc.                                  0       --     800    19,200        0          --       0         --        0        --
Gap Inc.                                   558   12,520   4,728   106,085   14,806     332,210  11,436    256,595   25,430   570,586
Golden State Bancorp Inc.            +     200      263     500       656      800       1,050     900      1,181    1,900     2,494
Guitar Center Inc.                   +       0       --   1,100    16,500        0          --       0         --        0        --
Home Depot Inc.                          1,499   72,046  12,238   588,189   37,675   1,810,755  29,755  1,430,100   68,091 3,272,624
HomeBase Inc.                        +       0       --   6,200    14,338        0          --       0         --        0        --
Intimate Brands Inc.                         0       --       0        --    2,300      37,087   2,400     38,700      300     4,837
Kmart Corp.                          +       0       --   3,732    26,124   11,082      77,574   8,337     58,359   13,711    95,977
Kohls Corp.                          +     214   11,984   1,910   106,960    6,266     350,896   4,212    235,872    9,862   552,272
Limited Inc.                               197    3,940       0        --    8,464     169,280   6,234    124,680   11,962   239,240
Longs Drug Stores Inc.                   1,466   27,671       0        --        0          --       0         --        0        --
Lowe's Companies Inc.                      304   13,623       0        --    6,403     286,934   5,039    225,810   10,733   480,973
May Department Stores Co.                    0       --       0        --    6,677     153,154   4,541    104,159    9,335   214,122

MASTER INVESTMENT PORTFOLIO--
LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules of Investments

                                       LifePath Income   LifePath 2010      LifePath 2020       LifePath 2030       LifePath 2040
                                      ----------------  ----------------  ------------------ ------------------ --------------------
                                      Shares     Value  Shares     Value  Shares       Value  Shares      Value  Shares       Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS, Continued
McDonald's Corp.                         438 $  13,085       0        --   22,712  $ 678,521  17,334  $ 517,853  34,018  $1,016,288
Neiman-Marcus Group Inc. "A"       +     600    20,138     700  $ 23,494        0         --       0         --       0          --
Nordstrom Inc.                           214     3,692   1,590    27,428    4,951     85,405   3,431     59,185   3,812      65,757
Office Depot Inc.                  +     477     3,488   3,095    22,632    6,628     48,467   6,279     45,915   9,265      67,750
Outback Steakhouse Inc.            +       0        --       0        --    1,615     37,044   1,439     33,007   2,982      68,400
Payless Shoesource Inc.            +       0        --       0        --    1,302     69,494     796     42,487       0          --
PC Connection Inc.                 +     300    19,425       0        --        0         --       0         --       0          --
Penney (J.C.) Company Inc.                 0        --   2,863    40,082    6,746     94,444   4,457     62,398   7,295     102,130
Pier 1 Imports Inc.                        0        --       0        --    3,430     40,303   2,689     31,596       0          --
RadioShack Corp.                         132     7,788   1,160    68,440    3,354    197,886   2,584    152,456   5,836     344,324
Rite Aid Corp.                           838     3,352       0        --    8,307     33,228   9,204     36,816   7,281      29,124
Ross Stores Inc.                           0        --       0        --    2,730     41,291   2,400     36,300       0          --
Ruby Tuesday Inc.                      5,468    68,350       0        --        0         --       0         --       0          --
Saks Inc.                          +       0        --       0        --    6,932     69,320   4,777     47,770   5,277      52,770
Sears, Roebuck and Co.                     0        --       0        --    6,312    196,856   4,946    154,253   9,205     287,081
7-Eleven Inc.                      +     560     7,490       0        --        0         --       0         --       0          --
Staples Inc.                       +     511     7,857   3,497    53,766    7,996    122,939   6,950    106,856  13,187     202,750
Starbucks Corp.                    +       0        --   1,836    67,244    3,256    119,251   2,936    107,531   6,708     245,681
Target Corporation                       926    21,530   5,956   138,477   14,662    340,892  11,422    265,562  24,230     563,348
Tiffany & Co.                              0        --   1,560    64,935    2,984    124,209   3,172    132,035   5,860     243,923
TJX Companies Inc.                       176     3,315   2,376    44,699    6,463    121,585   5,014     94,326   8,747     164,553
Toys R Us Inc.                     +       0        --   1,861    33,847    4,670     84,936   4,057     73,787   6,783     123,366
Tricon Global Restaurants Inc.     +       0        --   1,550    45,144    3,375     98,297   2,542     74,036   4,572     133,160
Walgreen Co.                             650    21,369   5,898   193,897   16,964    557,692  13,002    427,441  30,620   1,006,633
Wal-Mart Stores Inc.                   2,906   137,853  23,326 1,106,527   73,470  3,485,233  56,890  2,698,719 129,118   6,125,035
Wendy's International Inc.               131     2,473   9,815   185,258    3,674     69,347   2,523     47,622   3,406      64,288
                                             ---------         ---------          ----------         ----------          ----------
                                               716,840         3,752,933          11,509,734          9,162,556          18,797,025
                                             ---------         ---------          ----------         ----------          ----------
SEMICONDUCTORS
Percent of Net Assets                            1.39%             1.97%               3.75%              4.72%               5.96%
Advanced Micro Devices Inc.        +     460    17,308   1,752    65,919    4,984    187,523   3,734    140,492   8,218     309,202
Altera Corp.                       +     680    44,073   2,448   158,661    8,140    527,574   6,716    435,281  14,500     939,781
Analog Devices Inc.                +     582    58,491   2,056   206,628    5,912    594,156   4,564    458,682   9,760     980,880
Applied Materials Inc.             +     700    60,419   3,760   324,535   13,008  1,122,753   9,855    850,610  24,111   2,081,081
Applied Micro Circuits Corp.       +     300    60,881     800   162,350    1,700    344,994   1,600    324,700   3,600     730,575
Atmel Corp.                        +       0        --       0        --    6,200    124,000   7,600    152,000  20,044     400,880
Broadcom Corp.                     +     300    75,000   1,200   300,000    3,300    825,000   2,600    650,000   4,600   1,150,000
C-Cube Microsystems Inc.           +       0        --       0        --        0         --     357      8,300     718      16,694
Cirrus Logic Inc.                  +   2,434    73,629       0        --        0         --   1,352     40,898       0          --
Conexant Systems Inc.              +       0        --   1,449    53,885    3,864    143,693   2,998    111,488   6,590     245,066
Cree Inc.                          +       0        --       0        --      800    110,200     500     68,875   1,300     179,075
Cypress Semiconductor Corp.        +       0        --       0        --    1,296     64,071   1,371     67,779   3,300     163,144
Elantec Semiconductor Inc.         +     500    44,250       0        --        0         --       0         --       0          --
Emcore Corp.                       +     100    11,150       0        --        0         --       0         --       0          --
Integrated Device Technology Inc.  +       0        --       0        --    1,590    139,523     814     71,429   2,255     197,876
Integrated Silicon Solution Inc.   +     700    20,563       0        --        0         --       0         --       0          --
Intel Corp.                            4,164   311,780  23,984 1,795,802   98,784  7,396,452  86,720  6,493,160 199,748  14,956,132
International Rectifier Corp.      +       0        --       0        --    1,477     92,959     625     39,336   1,072      67,469
Intersil Holding Corp.             +       0        --       0        --        0         --     400     21,600     800      43,200
KLA-Tencor Corp.                   +     388    25,463   1,042    68,381    3,258    213,806   2,470    162,094   5,146     337,706
Lam Research Corp.                 +       0        --       0        --    2,114     63,684   1,338     40,307   3,780     113,873
Lattice Semiconductor Corp.        +       0        --       0        --    1,328    103,418   1,250     97,344   2,674     208,238
Linear Technology Corp.                  204    14,675   1,542   110,928    5,238    376,809   3,992    287,175   9,526     685,277
LSI Logic Corp.                    +     536    19,263   1,758    63,178    4,944    177,675   3,872    139,150   8,360     300,438
Maxim Integrated Products Inc.     +     700    61,381   1,740   152,576    4,682    410,553   4,008    351,452  10,518     922,297
Micron Technology Inc.             +     590    48,233   2,984   243,942    9,102    744,089   7,020    573,885  15,144   1,238,022
MIPS Technologies Inc. "B"         +       0        --       0        --        0         --     498     25,771       0          --
National Semiconductor Corp.       +     586    26,077   1,022    45,479    2,834    126,113   2,179     96,966   4,786     212,977
Novellus Systems Inc.              +       0        --     720    44,325    2,331    143,502   1,812    111,551   5,034     309,906
Pericom Semiconductor Corp.        +     400    29,600       0        --        0         --       0         --       0          --
PMC - Sierra Inc.                  +     400    94,400   1,000   236,000    2,100    495,600   1,700    401,200   4,000     944,000
QLogic Corp.                       +     211    23,949       0        --    3,773    428,236   1,200    136,200   3,549     402,812
Rambus Inc.                        +     200    16,338     300    24,506    1,452    118,610   1,116     91,163   2,168     177,099
Silicon Laboratories Inc.          +       0        --       0        --        0         --     200     12,075     500      30,188
Teradyne Inc.                      +     342    22,166   1,016    65,850    2,962    191,975   2,258    146,347   4,798     310,970
Texas Instruments Inc.                 1,060    70,954   7,868   526,664   27,024  1,808,919  20,880  1,397,655  48,048   3,216,213
Transwitch Corp.                   +       0        --       0        --    2,200    132,413       0         --   1,400      84,263
TriQuint Semiconductor Inc.        +       0        --       0        --    2,000    110,625       0         --   2,800     154,875
Varian Semiconductor Equipment
Associates Inc.                    +     300    17,138       0        --    1,820     103,96     995     56,839   1,659      94,770
Vitesse Semiconductor Corp.        +     500    44,406   1,384   122,917    2,556    227,005   2,336    207,466   5,260     467,154
Xilinx Inc.                        +     408    36,261   1,598   142,022    5,448    484,191   4,072    361,899   9,798     870,797
                                             ---------         ---------          ----------         ----------          ----------
                                             1,327,848         4,914,548          18,134,089         14,631,169          33,542,930
                                             ---------         ---------          ----------         ----------          ----------

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules of Investments

                                          LifePath Income    LifePath 2010   LifePath 2020     LifePath 2030       LifePath 2010
                                       ------------------- ---------------- ---------------- ------------------ --------------------
                                          Shares   Value    Shares   Value  Shares    Value   Shares    Value    Shares     Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS, Continued

SOFTWARE

Percent of Net Assets                                1.36%            2.44%             4.23%             5.27%              6.69%
Adobe Systems Inc.                           374 $  48,620    586 $  76,180  2,376 $  308,880  1,804 $  234,520    3,648 $  474,240
Akamai Technologies Inc.                +      0        --    300    22,669    700     52,894    700     52,894    1,700    128,456
America Online Inc.                     +  1,890   110,801 12,930   758,021 37,246  2,183,547 29,616  1,736,238   68,074  3,990,838
Ariba Inc.                              +    300    47,213    900   141,638  1,900    299,013  1,600    251,800    4,000    629,500
At Home Corp. "A"                       +      0        --      0        --  3,252     47,357  3,172     46,192    7,496    109,161
Autodesk Inc.                                  0        --      0        --  3,521     99,028  1,149     32,316    1,737     48,853
Automatic Data Processing                    408    24,327  3,726   222,163 10,398    619,981  8,073    481,353   19,126  1,140,388
BEA Systems Inc.                        +    400    27,225      0        --  2,652    180,502  2,316    157,633    4,812    327,517
BMC Software Inc.                       +    469    12,663  1,515    40,905  4,959    133,893  3,629     97,983    7,360    198,720
BroadVision Inc.                        +    600    20,700  1,600    55,200  3,200    110,400  2,900    100,050    6,800    234,600
Cadence Design Systems Inc.             +      0        --      0        --  4,825    102,531  3,452     73,355   10,984    233,410
CheckFree Corp.                         +      0        --      0        --      0         --      0         --    1,700     88,081
ChoicePoint Inc.                        +  1,282    60,094      0        --  2,138    100,219    876     41,063      854     40,031
Citrix Systems Inc.                     +      0        --  1,084    23,848  3,800     83,600  2,868     63,096    5,714    125,708
CMGI Inc.                               +      0        --      0        --  2,400    107,400  2,600    116,350    7,700    344,575
Computer Associates International Inc.       566    17,971  3,122    99,124 10,846    344,361  7,989    253,651   18,437    585,375
Compuware Corp.                         +    750     7,922  3,320    35,068  7,390     78,057  6,166     65,128   10,822    114,307
Cyber-Care Inc.                         +      0        --      0        --  2,200     13,063      0         --        0         --
DoubleClick Inc.                        +      0        --      0        --  1,100     44,756  1,200     48,825    3,000    122,033
EarthLink Inc.                          +      0        --      0        --      0         --      0         --        1          6
Edwards (J.D.) & Co.                    +      0        --      0        --      0         --      0         --    1,513     37,541
Electronic Arts Inc.                    +      0        --      0        --  1,302    140,535  1,329    143,449    3,015    325,432
Exodus Communications Inc.              +    700    47,906  2,100   143,719  4,100    280,594  3,400    232,688    8,500    581,719
First Data Corp.                             443    21,126  2,775   132,333  7,073    337,294  5,479    261,280   11,714    558,611
Fiserv Inc.                             +      0        --      0        --  2,183    118,278  1,983    107,454    6,284    340,514
Geoworks Corp.                          +      0        --      0        --      0         --      0         --    3,900     44,606
Globix Corp.                            +    500    13,406  2,000    53,625  1,500     40,219      0         --    2,600     69,713
i2 Technologies Inc.                    +    300    50,756    652   110,310  1,516    256,488  1,396    236,186    3,211    543,261
IMS Health Inc.                              190     3,586  2,124    40,091  5,945    112,212  3,930     74,179    9,265    174,877
Informix Corp.                          +      0        --      0        --      0         --  4,709     28,843    4,775     29,247
Infospace.com Inc.                      +    500    19,500  1,700    66,300  2,900    113,100  2,700    105,300    6,400    249,600
Inktomi Corp.                           +    200    26,075    300    39,113  1,300    169,488  1,100    143,413    2,600    338,975
Internet Capital Group LLC              +      0        --    900    31,388  2,000     69,750  1,900     66,263    4,600    160,425
Internet Pictures Corp.                 +      0        --      0        --  2,000     15,625      0         --        0         --
Intuit Inc.                             +      0        --      0        --  2,467    147,712  2,012    120,469    7,583    454,032
Keane Inc.                              +      0        --      0        --  2,327     40,286  1,696     29,362    3,733     64,628
Legato Systems Inc.                     +      0        --      0        --      0         --  2,008     24,347        0         --
Lycos Inc.                              +      0        --      0        --  1,100     78,100  1,200     85,200    3,200    227,200
Macromedia Inc.                         +    400    27,644      0        --    914     63,166    846     58,467    1,995    137,873
Manugistics Group Inc.                  +    400    35,100      0        --      0         --      0         --    1,200    105,300
Mercury Interactive Corp.               +      0        --      0        --  2,100    256,594  1,500    183,281    3,000    366,563
Microsoft Corp.                         +  3,606   251,744 26,754 1,867,764 86,310  6,025,517 67,486  4,711,366  153,722 10,731,717
National Data Corp.                            0        --      0        --      0         --    893     26,232        0         --
NetSol International Inc.               +    400    10,400      0        --      0         --      0         --        0         --
Network Associates Inc.                 +      0        --      0        --  4,167    107,821  2,432     62,928    7,079    183,169
Niku Corp.                              +      0        --      0        --    800     21,650  1,100     29,769    2,200     59,538
Novell Inc.                             +  1,025    12,556  2,246    27,514  7,070     86,608  5,142     62,990    9,108    111,573
Oracle Corp.                            +  2,342   212,976 14,414 1,310,773 46,026  4,185,489 36,998  3,364,506   83,930  7,632,384
Parametric Technology Corp.             +      0        --      0        --  6,033     80,691  5,139     68,734    8,173    109,314
PeopleSoft Inc.                         +      0        --      0        --  6,620    213,495  4,845    156,251    8,030    258,968
Peregrine Systems Inc.                  +      0        --      0        --      0         --      0         --    3,100     99,006
Phone.com Inc.                          +      0        --      0        --      0         --    800     73,950    1,800    166,388
Prime Response Inc.                     +      0        --      0        --      0         --  1,100      6,600      100        600
PSINET Inc.                             +      0        --      0        --  3,500     61,469  2,300     40,394    5,200     91,325
Rational Software Corp.                 +    300    38,606    792   101,921  1,778    228,806  1,529    196,763    3,226    415,146
RealNetworks Inc.                       +      0        --    800    38,950  1,400     68,163  1,400     68,163    3,300    160,669
Reynolds & Reynolds Co. "A"                    0        --      0        --  3,488     63,220  1,875     33,984    3,468     62,858
Siebel Systems Inc.                     +    400    78,800  1,112   219,064  3,768    742,296  2,832    557,904    6,352  1,251,344
SourcingLink.net Inc.                   +      0        --      0        --  5,000     27,813      0         --        0         --
Sybase Inc.                             +      0        --      0        --  3,227     88,541  1,871     51,336    2,408     66,070
Symantec Corp.                          +      0        --      0        --  1,522     74,293  1,594     77,807    3,603    175,871
TIBCO Software Inc.                     +      0        --      0        --      0         --      0         --    1,400    142,713
Total System Services Inc.                     0        --      0        --      0         --    993     16,385    2,243     37,010
USinternetworking Inc.                  +      0        --      0        --  1,100     11,344      0         --    2,625     27,070
Usurf America Inc.                      +      0        --      0        --    200        263      0         --        0         --
Vicinity Corp.                          +      0        --      0        --      0         --  1,100     12,238        0         --
Vignette Corp.                          +    300    11,438    500    19,063  2,400     91,500  2,300     87,688    5,000    190,625
Yahoo! Inc.                             +    540    65,610  3,318   403,137  8,958  1,088,397  7,144    867,996   16,332  1,984,338
                                                 ---------        ---------        ----------        ----------          ----------
                                                 1,304,765        6,079,881        20,416,299        16,326,612          37,703,642
                                                 ---------        ---------        ----------        ----------          ----------
TELECOMMUNICATION EQUIPMENT

Percent of Net Assets                                 0.60%            1.05%              1.78             2.13%               2.71%
ADC Telecommunications Inc.              +    808    33,078  3,344   136,891 12,148    497,309 9,170     375,397   18,460    755,706

MASTER INVESTMENT PORTFOLIO--
LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules of Investments

                                      LifePath Income      LifePath 2010    LifePath 2020        LifePath 2030     LifePath 2040
                                    -------------------- ----------------- -------------------  ----------------- -----------------
                                     Shares       Value   Shares    Value  Shares      Value    Shares     Value   Shares    Value
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS, Continued
ADTRAN Inc.                       +      0        --        0         --       0          --     368   $ 19,711     718   $ 38,458
Advanced Fibre                                                                                 1,261     66,656   2,673    141,293
  Communications Inc.             +       0        --        0         --   1,227    $ 64,858
American Tower Corp.              +       0        --        0         --   2,028      73,642   1,775     64,455     900     32,681
Andrew Corp.                      +     690  $ 20,441        0         --   2,294      67,960   1,090     32,291   2,313     68,523
Ciena Corp.                       +     300    66,506      628  $ 139,220   1,940     430,074   1,671    370,440   3,861    855,935
Commscope Inc.                    +       0        --        0         --     794      19,800     646     16,110   1,671     41,671
Comverse Technology Inc.          +     200    18,388      760     69,873   2,926     269,009   2,132    196,011   4,708    432,842
Harmonic Inc.                     +       0        --        0         --       0          --       0         --     989     33,132
Harris Corp.                              0        --        0         --   1,720      51,708   1,063     31,956   2,112     63,492
JDS Uniphase Corp.                +   1,200   149,550    4,420    550,843  13,520   1,684,930   9,900  1,233,788  25,824  3,218,316
Lucent Technologies Inc.              2,083    87,095   16,430    686,979  50,046   2,092,548  41,727  1,744,710  96,907  4,051,924
Motorola Inc.                         1,828    65,922   11,801    425,574  35,497   1,280,111  27,570    994,243  56,578  2,040,344
Palm Inc.                         +   1,008    44,352    3,596    158,224   9,146     402,424   7,086    311,784  14,166    623,304
QUALCOMM Inc.                     +     780    46,703    3,866    231,477  12,426     744,007   9,944    595,397  22,520  1,348,385
RF Micro Devices Inc.             +       0        --        0         --   2,400     107,100   1,800     80,325   4,800    214,200
Scientific-Atlanta Inc.                 350    27,278      938     73,105   2,888     225,084   2,100    163,669   4,388    341,990
Sycamore Networks Inc.            +       0        --      300     41,100   1,500     205,500       0         --   2,100    287,700
Tellabs Inc.                      +     264    14,834    2,102    118,106   6,884     386,795   5,252    295,097  12,216    686,387
                                             --------          ----------          ----------          ---------         ----------
                                              574,147           2,631,392           8,602,859          6,592,040         15,276,283
                                             --------          ----------          ----------          ---------         ----------

TELECOMMUNICATIONS

Percent of Net Assets                           0.67%               1.08%               1.99%              2.29%              2.91%
Adaptec Inc.                      +       0        --        0         --   2,450      60,025   1,556     38,122   2,974     72,863
Allegiance Telecom Inc.           +       0        --        0         --   1,850      92,153       0         --   2,300    114,569
Anixter International Inc.        +       0        --        0         --       0          --     625     21,875       0         --
Arch Communications Group Inc.    +       0        --        0         --   7,000      36,313       0         --       0         --
Aspect Communications Corp.       +       0        --        0         --       0          --       0         --   1,260     28,429
Broadwing Inc.                    +       0        --        0         --   2,941      82,164       0         --   4,192    117,114
Cabletron Systems                 +     777    29,089        0         --   4,029     150,836   2,942    110,141   5,071    189,846
Choice One Communications Inc.    +       0        --        0         --       0          --     800     12,800       0         --
Copper Mountain Networks Inc.     +       0        --        0         --     800      47,950     600     35,963   1,500     89,906
Corning Inc.                            275    90,183    1,368    448,619   4,668   1,530,812   3,593  1,178,279   8,366  2,743,525
Cox Communications Inc. "A"       +       0        --        0         --   2,375      84,461   2,405     85,528   7,308    259,891
Digital Lightware Inc.            +       0        --        0         --     500      43,875       0         --   1,000     87,750
Echostar Communications Corp.     +       0        --        0         --   2,800     136,500       0         --   4,300    209,625
Emulex Corp.                      +       0        --        0         --   1,200     125,625       0         --   1,400    146,563
Global Crossing Ltd.              +   1,102    33,129    5,386    161,917  14,586     438,492  13,123    394,510  22,854    687,042
Global Telesystems Group Inc.         1,900    16,388        0         --       0          --   4,586     39,554   4,532     39,089
Hughes Electronics Corp.          +       0        --        0         --   6,084     201,533   5,625    186,328  17,328    573,990
ICG Communications Inc.           +       0        --        0         --       0          --   1,882     11,233   2,231     13,316
InterDigital Communications Corp. +     600    10,725        0         --   1,400      25,025       0         --   1,700     30,388
Leap Wireless International Inc.  +       0        --        0         --   1,094      86,836     879     69,771   2,473    196,294
Level 3 Communications Inc.       +       0        --        0         --   3,400     296,597   2,600    226,809   7,700    671,705
Lightpath Technologies Inc. "B"   +       0        --    1,700     89,675       0          --       0         --       0         --
McLeodUSA Inc. "A"                +       0        --        0         --   5,562      87,949   5,424     85,767  12,096    191,268
Metromedia Fiber Network Inc.     +       0        --        0         --   3,000     119,813   3,100    123,806   6,800    271,575
Mpower Communications Corp.       +       0        --        0         --       0          --       0         --     600     11,063
MRV Communications Inc.           +       0        --    1,000     77,063   1,100      84,769       0         --   2,400    184,950
Natural Microsystems Corp.        +     400    29,825        0         --       0          --       0         --       0         --
Newport Corp.                           200    31,800        0         --       0          --       0         --       0         --
Nextel Communications Inc. "A"    +   1,076    59,651    3,910    216,761  13,366     740,978  10,302    571,117  22,100  1,225,169
NTL Inc.                          +       0        --        0         --   2,005      87,855   1,920     84,120   2,888    126,509
Osicom Technologies Inc.          +     100     5,900      600     35,400     400      23,600       0         --   1,200     70,800
Powerwave Technologies Inc.       +       0        --        0         --   1,300      62,563       0         --   1,600     77,000
Qwest Communications                                                                           21,483  1,109,060  41,734  2,154,518
               International Inc. +     568    29,323    8,537    440,723  27,073   1,397,644
SDL Inc.                          +     100    39,731      500    198,656   1,100     437,044     900    357,581   2,100    834,356
Sprint Corp. (PCS Group)          +   1,464    73,475    5,282    265,090  15,980     801,996  12,098    607,168  26,130  1,311,399
Terayon Communications                                                                              0         --   1,700     94,350
  Systems Inc.                    +       0        --        0         --     800      44,400
Tollgrade Communications Inc.     +     200    22,238        0         --       0          --       0         --       0         --
Verizon Communications                2,665   116,261   16,072    701,141  45,956   2,004,831  34,792  1,517,801  71,016  3,098,073
VerticalNet Inc.                  +       0        --        0         --     600      31,950     800     42,600   1,800     95,850
Voicestream Wireless Corp.        +     452    50,878      489     55,043   2,167     243,923   1,672    188,205   3,245    365,265
Western Wireless Corp. "A"        +       0        --        0         --       0          --       0         --     365     18,661
                                             --------          ----------          ----------          ---------         ----------
                                              638,596           2,690,088           9,608,512          7,098,138         16,402,711
                                             --------          ----------          ----------          ---------         ----------
TELEPHONE

Percent of Net Assets                           0.41%               1.16%               1.69%              2.03%              2.33%
Alltel Corp.                            349    17,646    1,832     92,631   5,349     270,459   4,135    209,076   8,824    446,164
AT&T Corp.                            2,629    82,813   21,876    689,094  59,019   1,859,098  47,299  1,489,918  97,903  3,083,944
BellSouth Corp.                       1,860    69,401   11,159    416,370  31,601   1,179,112  24,435    911,731  52,628  1,963,682
CenturyTel Inc.                         100     2,881    2,230     64,252   3,153      90,846   2,700     77,794   3,890    112,081
Intermedia Communications Inc.    +       0        --        0         --       0          --   3,500     72,625       0         --
NEXTLINK Communications Inc.      +       0        --        0         --   4,000     140,250       0         --   3,400    119,213
SBC Communications Inc.               2,229    93,061   19,841    828,362  53,793   2,245,858  43,394  1,811,700  89,620  3,741,635
Sprint Corp. (FON Group)                860    28,810    5,426    181,771  14,570     488,095  11,418    382,503  24,372    816,462
Telephone & Data Systems Inc.             0        --        0         --   1,325     153,700       0         --     800     92,800

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules of Investments

                                       LifePath Income   LifePath 2010      LifePath 2020        LifePath 2030      LifePath 2040
                                       ---------------  ---------------    ----------------    ----------------    --------------
                                       Shares    Value  Shares    Value    Shares     Value    Shares     Value    Shares   Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS, Continued
WorldCom Inc.                    +    2,771  $ 101,142 16,770  $ 612,105  47,632 $ 1,738,568  36,981   $1,349,807 76,044 $ 2,775,606
                                             ---------         ---------         -----------           ----------        -----------
                                               395,754         2,884,585           8,165,986            6,305,154         13,151,587
                                             ---------         ---------         -----------           ----------        -----------
TEXTILES

Percent of Net Assets                            0.02%             0.02%               0.02%                0.04%              0.05%
Cintas Corp.                              0         --      0         --   1,875      77,930   2,451      101,870  5,458     226,848
G & K Services Inc. "A"                   0         --    800     23,200       0          --       0           --      0          --
Shaw Industries Inc.                      0         --      0         --   3,118      38,780   2,572       31,989  6,329      78,717
UniFirst Corp.                            0         --  2,000     20,250       0          --       0           --      0          --
Westpoint Stevens Inc.                1,500     21,094      0         --       0          --       0           --      0          --
                                             ---------         ---------         -----------           ----------        -----------
                                                21,094            43,450             116,710              133,859            305,565
                                             ---------         ---------         -----------           ----------        -----------
TOBACCO

Percent of Net Assets                            0.01%             0.12%               0.25%                0.35%              0.35%
Philip Morris Companies Inc.            231      6,843      0         --  36,064   1,068,396  29,038      860,251 55,337   1,639,359
R.J. Reynolds Tobacco
  Holdings Inc.                           0         --      0         --   3,848     138,047   3,422      122,764  5,537     198,640
UST Inc.                                 72      1,557 13,348    288,651     913      19,744   5,065      109,531  5,181     112,039
                                             ---------         ---------         -----------           ----------        -----------
                                                 8,400           288,651           1,226,187            1,092,546          1,950,038
                                             ---------         ---------         -----------           ----------        -----------
TOYS / GAMES / HOBBIES
Percent of Net Assets                            0.01%             0.05%               0.03%                0.03%              0.03%
Hasbro Inc.                             167      2,056  7,275     89,573   5,332      65,650   3,513       43,254  4,991      61,452
Marvel Enterprises Inc.
"A" Warrants (Expires 10/02/01)           0         --      5          2      39          17       5            2     16           7
Marvel Enterprises Inc.
"C" Warrants (Expires 10/02/01)           0         --      9          3      66          21       9            3     28           9
Mattel Inc.                             403      3,980  4,111     40,596   7,476      73,826   5,386       53,187 11,803     116,555
                                             ---------        ----------         -----------          -----------        -----------
                                                 6,036           130,174             139,514               96,446            178,023
                                             ---------        ----------         -----------          -----------        -----------

TRANSPORTATION

Percent of Net Assets                            0.04%             0.04%               0.17%                0.21%              0.24%
Airborne Freight Corp.                    0         --      0         --       0          --   1,150       17,178      0          --
Alexander & Baldwin Inc.                  0         --      0         --       0          --     990       26,049      0          --
Burlington Northern
  Santa Fe Corp.                          0         --      0         --   6,757     151,188   6,015      134,586 10,972     245,499
CNF Transportation Inc.                   0         --      0         --   2,436      59,682   1,126       27,587  2,518      61,691
CSX Corp.                                 0         --  1,713     40,898   3,683      87,932   2,898       69,190  6,132     146,402
FedEx Corp.                      +        0         --      0         --   4,906     197,957   3,818      154,056  8,156     329,095
Kansas City Southern
  Industries Inc.                        66        611  2,230     20,628     911       8,427     702        6,494      0          --
Norfolk Southern Corp.                    0         --  2,895     46,501   6,371     102,334   5,058       81,244 10,672     171,419
Union Pacific Corp.                       0         --      0         --   4,145     164,764   3,263      129,704  6,510     258,773
United Parcel Service Inc.                0         --      0         --   1,100      60,981       0           --  2,500     138,594
Wisconsin Central
  Transportation Corp.           +    2,800     37,450      0         --       0          --       0           --      0          --
                                             ---------        ----------         -----------          -----------        -----------
                                                38,061           108,027             833,265              646,088          1,351,473
                                             ---------        ----------         -----------          -----------        -----------

TRUCKING & LEASING
Percent of Net Assets                            0.13%             0.01%               0.02%                0.01%              0.02%
GATX Corporation                          0         --      0         --   2,431      98,911   1,091       44,390  2,679     109,002
Interpool Inc.                            0         --  1,600     19,300       0          --       0           --      0          --
Ryder System Inc.                     1,529     29,338      0         --       0          --       0           --      0          --
Xtra Corp.                       +    2,200     97,625      0         --       0          --       0           --      0          --
                                            ----------        ----------         -----------          -----------        -----------
                                               126,963            19,300              98,911               44,390            109,002
                                            ----------        ----------         -----------          -----------        -----------

WATER

Percent of Net Assets                            0.00%             0.02%               0.01%                0.01%              0.02%
American Water Works Inc.                 0         --      0         --   1,765      43,243   1,707       41,822  3,656      89,572
Middlesex Water Co.                       0         --  1,100     32,038       0          --       0           --      0          --
Southwest Water Co.                       0         --  1,700     23,481       0          --       0           --      0          --
                                            ----------        ----------         -----------          -----------        -----------
                                                    --            55,519              43,243               41,822             89,572
                                            ----------        ----------         -----------          -----------        -----------

TOTAL U.S. COMMON STOCKS
 (Cost $10,643,593, $56,919,625,
 $172,289,611, $121,412,612 and
 $275,04414,121,686 respectively)           14,121,686        78,591,402         242,160,351          188,382,530        408,683,312
                                            ----------        ----------         -----------          -----------        -----------

MASTER INVESTMENT PORTFOLIO--
LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules of Investments

                                 LifePath Income     LifePath 2010        LifePath 2020       LifePath 2030        LifePath 2040
                                 ----------------    ---------------      --------------      ---------------      ----------------
                                 Shares     Value    Shares    Value      Shares   Value      Shares    Value      Shares     Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS, Continued

INTERNATIONAL COMMON STOCKS
Percentage of Net Assets                  5.22%                9.31%               14.33%              17.81%               20.84%
AUSTRALIA
Percent of Net Assets                     0.17%                0.31%                0.45%               0.57%                0.67%
Coles Myer Ltd. ADR             574    $ 19,014    2,682  $   88,841    7,845  $  259,866   6,259  $  207,329   13,149   $ 435,561
National Australia Bank         633      47,159    3,001     223,575    8,732     650,534   6,957     518,297   14,625   1,089,563
News Corporation Ltd.           494      25,997    2,310     121,564    6,734     354,377   5,365     282,333   11,275     593,347
Rio Tinto PLC ADR               540      35,910    2,530     168,245    7,380     490,770   5,890     391,685   12,370     822,605
Westpac Banking Corp. ADR       916      33,377    4,268     155,515   12,439     453,246   9,923     361,569   20,842     759,430
                                     ----------           ----------            ---------           ---------            ---------
                                        161,457              757,740            2,208,793           1,761,213            3,700,506
                                     ----------           ----------            ---------           ---------            ---------
CANADA
Percent of Net Assets                     0.25%                0.63%                1.00%                        1.25%       1.49%
Alcan Aluminium Ltd.              1          16    1,310      42,984    3,700     121,406   2,894      94,959    6,172     202,519
Barrick Gold Corp.              323       5,148    4,188      66,746   10,497     167,296   8,137     129,683   11,004     175,376
Inco Ltd.                    +  166       2,967    5,549      99,188    6,195     110,736   3,485      62,294    5,373      96,042
Nortel Networks Corp.         2,392     195,098   14,748   1,202,884   47,868   3,904,234  38,324   3,125,801   87,792   7,160,535
Placer Dome Inc.              1,021       9,061        0          --   15,616     138,592  11,595     102,906    8,811      78,198
Seagram Co. Ltd.                444      26,723    2,650     159,497    7,241     435,818   5,630     338,856   12,099     728,209
                                     ----------           ----------            ---------           ---------            ---------
                                        239,013            1,571,299            4,878,082           3,854,499            8,440,879
                                     ----------           ----------            ---------           ---------            ---------
DENMARK
Percent of Net Assets                     0.22%                0.39%                0.57%               0.72%                0.82%
Novo-Nordisk A/S ADR          1,482     150,423    6,951     705,527   20,206   2,050,909  16,114   1,635,571   33,857   3,436,486
Tele Denmark A/S ADR          1,858      55,159    8,786     260,834   25,372     753,231  20,234     600,697   42,512   1,262,075
                                     ----------           ----------            ---------           ---------            ---------
                                        205,582              966,361            2,804,140           2,236,268            4,698,561
                                     ----------           ----------            ---------           ---------            ---------
FINLAND
Percent of Net Assets                     0.12%                0.22%                0.32%               0.40%                0.45%
Nokia OYJ                     2,508     112,703   11,844     532,240   34,298   1,541,266  27,358   1,229,400   57,468   2,582,468
                                     ----------           ----------            ---------           ---------            ---------
FRANCE
Percent of Net Assets                     0.70%                1.26%                1.94%               2.40%                2.79%
Alcatel SA ADR                2,239     185,557   10,552     874,497   30,674   2,542,108  24,460   2,027,122   51,393   4,259,195
Aventis SA                    1,344     100,464    6,305     471,299   18,346   1,371,364  14,632   1,093,742   30,735   2,297,441
AXA Financial Inc. ADR            0          --        0          --    3,830     198,203   3,328     172,224    8,426     436,046
AXA-UAP ADR                   1,255      88,242    5,918     416,109   17,187   1,208,461  13,708     963,844   28,790   2,024,297
ELF Aquitaine ADR               460      45,856    2,170     216,322    6,300     628,031   5,030     501,428   10,560   1,052,700
France Telecom SA ADR           350      40,359    1,670     192,572    4,850     559,266   3,870     446,259    8,120     936,338
LVMH Moet-Hennessy Louis
Vuitton ADR                   2,805      43,828   13,415     209,609   38,765     605,703  30,920     483,125   64,945   1,014,766
Total Fina SA                 2,162     161,069   10,226     761,837   29,620   2,206,690  23,618   1,759,541   49,626   3,697,137
Total Fina SA Warrants
(Expires 08/08/03)           +    0          --       81       2,724       81       2,724      81       2,724      162       5,447
                                     ----------           ----------            ---------           ---------           ----------
                                        665,375            3,144,969            9,322,550           7,450,009           15,723,367
                                     ----------           ----------            ---------           ---------           ----------
GERMANY
Percent of Net Assets                     0.25%                0.46%                0.68%               0.84%                0.99%
DaimlerChrysler AG            2,259     117,609   10,648     554,362   30,819   1,604,514  24,585   1,279,957   51,639   2,688,455
Deutsche Telekom AG ADR       2,116      82,392   10,008     389,687   28,975   1,128,214  23,110     899,846   48,540   1,890,026
SAP AG ADR                      640      41,080    3,020     193,846    8,790     564,208   7,010     449,954   14,720     944,840
                                     ----------           ----------            ---------           ---------            ---------
                                        241,081            1,137,895            3,296,936           2,629,757            5,523,321
                                     ----------           ----------            ---------           ---------            ---------
HONG KONG
Percent of Net Assets                     0.07%                0.13%                0.19%               0.25%                0.29%
Pacific Century CyberWorks
Ltd. ADR                     +3,731      70,193   17,646     331,969   49,171     925,031  40,497     761,840   85,456   1,607,635
                                     ----------           ----------            ---------           ---------            ---------
IRELAND
Percent of Net Assets                     0.05%                0.10%                0.14%               0.18%                0.21%
Allied Irish Banks PLC ADR    3,018      50,552   14,276     239,123   41,219     690,418  32,875     550,656   69,063   1,156,805
                                     ----------           ----------            ---------           ---------            ---------
ITALY
Percent of Net Assets                     0.20%                0.35%                0.52%               0.64%                0.75%
Benetton Group SpA ADR        1,297      48,232    6,072     225,803   17,672     657,178  14,096     524,195   29,606   1,100,973
ENI-Ente Nazionale
Idrocarburi SpA ADR             410      23,959    1,900     111,031    5,550     324,328   4,420     258,294    9,290     542,884
Fiat SpA ADR                  1,189      29,353    5,635     139,114   16,190     399,691  12,909     318,679   27,116     669,414
Montedison SpA ADR            1,199      24,879    5,581     115,806   16,317     338,578  13,007     269,895   27,337     567,243
San Paolo-Imi SpA ADR         1,580      56,485    7,480     267,410   21,760     777,920  17,350     620,263   36,450   1,303,088
                                     ----------           ----------            ---------           ---------            ---------
                                        182,908              859,164            2,497,695           1,991,326            4,183,602
                                     ----------           ----------            ---------           ---------            ---------
JAPAN
Percent of Net Assets                     1.34%                1.98%                3.22%               4.04%                4.87%
Canon Inc. ADR                1,040      47,060    4,030     182,358   12,625     571,281  10,145     459,061   22,220   1,005,455
Fuji Photo Film  ADR            785      28,064    3,040     108,680    9,514     340,126   7,646     273,345   16,740     598,455
Hitachi Ltd. ADR                472      56,847    1,834     220,882    5,748     692,275   4,614     555,699   10,116   1,218,346
Honda Motor Company Ltd. ADR    533      38,643    2,055     148,988    6,417     465,233   5,162     374,245   11,304     819,540
Ito-Yokado Co. Ltd. ADR         960      48,000    3,750     187,500   11,730     586,500   9,432     471,600   20,644   1,032,200
Japan Air Lines ADR           6,068      42,855   23,640     166,958   74,125     523,508  59,554     420,600  130,467     921,423
Kirin Brewery Co. Ltd. ADR      767      83,267    2,992     324,819    9,346   1,014,625   7,510     815,304   16,462   1,787,156
Kubota Corp. ADR                884      58,786    3,463     230,290   10,826     719,929   8,695     578,218   19,050   1,266,825
Kyocera Corp. ADR               330      60,019    1,288     234,255    4,022     731,501   3,230     587,456    7,084   1,288,403

MASTER INVESTMENT PORTFOLIO--
LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules of Investments

                                    LifePath Income      LifePath 2010     LifePath 2020      LifePath 2030       LifePath 2040
                                   -----------------  -----------------  -----------------  ------------------  -----------------
                                   Shares      Value  Shares      Value  Shares       Value  Shares       Value  Shares       Value
COMMON STOCKS, Continued
Makita Corp. ADR                      970 $    7,518   3,803 $   29,473  11,989 $    92,915   9,637 $   74,687  21,103  $   163,548
Matsushita Electric Industrial
 Co.                                  237     65,086     943    258,971   2,951     810,418   2,371     651,136   5,196   1,426,952
Mitsubishi Corp. ADR                2,774     41,249  10,825    161,022  33,918     504,530  27,250     405,344  59,700     888,038
Mitsui & Co. ADR                      380     50,920   1,465    196,310   4,592     615,328   3,694     494,996   8,085   1,083,390
NEC Corp. ADR                         713    103,296   2,783    403,187   8,700   1,260,413   6,984   1,011,807  15,309   2,217,891
Nippon Telegraph & Telephone
  Corp. ADR                         1,914    115,199   7,459    448,939  23,350   1,405,378  18,758   1,128,997  41,094   2,473,345
Nissan Motor Co. Ltd. ADR           3,305     32,637  12,916    127,546  40,514     400,076  32,559     321,520  71,317     704,255
Pioneer Corp. ADR                   1,342     57,622   5,217    224,005  16,394     703,917  13,177     565,787  28,856   1,239,005
Ricoh Corp. Ltd. ADR                  407     37,037   1,599    145,509   4,989     453,999   4,015     365,365   8,783     799,253
Sony Corp. ADR                        636     72,663   2,484    283,797   7,740     884,295   6,216     710,178  13,622   1,556,314
Tokio Marine and Fire Insurance
 Co. Ltd. ADR                       2,108    108,826   8,260    426,423  25,806   1,332,235  20,739   1,070,651  45,428   2,345,221
Toyota Motor Corp. ADR              1,378    120,231   5,361    467,747  16,791   1,465,015  13,489   1,176,915  29,554   2,578,587
                                          ----------         ----------         -----------         -----------         -----------
                                           1,275,825          4,977,659          15,573,497          12,512,911          27,413,602
                                          ----------         ----------         -----------         -----------         -----------

NETHERLANDS
Percent of Net Assets                          0.45%              0.94%               1.44%               1.78%               2.01%
Abn Amro Holding NV                 2,462     61,550  11,535    288,375  33,545     838,625  26,774     669,350  56,247   1,406,175
Aegon NV ADR                        1,184     46,472   5,573    218,740  16,174     634,829  12,894     506,089  27,318   1,072,251
Akzo Nobel NV ADR                     700     31,325   3,250    145,438   9,490     424,678   7,570     338,758  15,900     711,525
Elsevier NV ADR                     2,187     53,855  10,271    252,923  29,886     735,943  23,831     586,838  50,076   1,233,122
ING Groep NV ADR                      487     32,842   2,274    153,353   6,526     440,097   5,209     351,282  11,108     749,096
Koninklijke (Royal) Philips
  Electonics NV                     1,216     59,964   5,728    282,462  16,697     823,371  13,309     656,300  27,926   1,377,101
Koninklijke Ahold NV ADR            1,666     47,481   7,810    222,589  22,729     647,765  18,138     516,931  38,106   1,086,026
Royal Dutch Petroleum Co.           1,676    102,550  12,788    782,466  32,302   1,976,479  24,600   1,505,213  49,772   3,045,424
Unilever NV                             0         --       0         --   9,607     453,931   7,253     342,704  13,714     647,986
                                          ----------         ----------         -----------         -----------         -----------
                                             436,039          2,346,346           6,975,718           5,473,465          11,328,706
                                          ----------         ----------         -----------         -----------         -----------

NEW ZEALAND
Percent of Net Assets                          0.01%              0.02%               0.04%               0.05%               0.05%
Telecom Corp. of New Zealand
 Ltd.                                 589     13,105   2,728     60,698   7,963     177,177   6,361     141,532  13,350     297,038
                                          ----------         ----------         -----------         -----------         -----------

PORTUGAL
Percent of Net Assets                          0.02%              0.03%               0.05%               0.06%               0.07%
Banco Comercial Portugues ADR         690     17,854   3,280     84,870   9,580     247,883   7,640     197,685  16,060     415,553
                                          ----------         ----------         -----------         -----------         -----------

SINGAPORE
Percent of Net Assets                          0.03%              0.05%               0.07%               0.09%               0.10%

Chartered Semiconductor
 Manufacturing Ltd. ADR         +     290     24,614   1,370    116,279   4,000     339,500   3,190     270,751   6,700     568,663
                                          ----------         ----------         -----------         -----------         -----------

SPAIN
Percent of Net Assets                          0.20%              0.35%               0.54%               0.67%               0.77%
Banco Bilbao Vizcaya
 Argentaria SA ADR                  2,320     34,655  10,818    161,594  31,515     470,755  25,133     375,424  52,791     788,566
Banco Santander Central
 Hispano SA ADR                     6,694     73,216  31,618    345,822  91,318     998,791  72,828     796,556 152,976   1,673,175
Repsol SA                           1,401     27,757   6,650    131,753  19,095     378,320  15,230     301,744  31,989     633,782
Telefonica SA ADR               +     965     55,307   4,563    261,517  13,186     755,723  10,513     602,526  22,092   1,266,148
                                          ----------         ----------         -----------         -----------         -----------
                                             190,935            900,686           2,603,589           2,076,250           4,361,671
                                          ----------         ----------         -----------         -----------         -----------

SWEDEN
Percent of Net Assets                          0.13%              0.24%               0.36%               0.44%               0.51%
Telefonaktiebolaget LM
 Ericsson                           6,128    125,624  28,904    592,532  83,906   1,720,073  66,912   1,371,696 140,564   2,881,562
                                          ----------         ----------         -----------         -----------         -----------

SWITZERLAND
Percent of Net Assets                          0.05%              0.10%               0.16%               0.19%               0.23%
Adecco SA ADR                         320     30,840   1,562    150,538   4,456     429,447   3,549     342,035   7,470     719,921
Sulzer Medica ADR                     830     23,240   3,930    110,040  11,500     322,000   9,170     256,760  19,260     539,280
                                          ----------         ----------         -----------         -----------         -----------
                                              54,080            260,578             751,447             598,795           1,259,201
                                          ----------         ----------         -----------         -----------         -----------

UNITED KINGDOM
Percent of Net Assets                          0.96%              1.75%               2.64%               3.24%               3.77%
AstraZeneca PLC ADR                 1,403     63,924   6,615    301,396  19,116     870,973  15,246     694,646  32,019   1,458,866
Barclays PLC ADR                      480     49,440   2,250    231,750   6,560     675,680   5,230     538,690  10,990   1,131,970
BP Amoco PLC ADR                    1,288     71,162   6,090    336,473  17,598     972,290  14,038     775,600  29,482   1,628,881
British Sky Broadcasting PLC
 ADR                            +     377     36,004   1,785    170,468   5,177     494,404   4,128     394,224   8,663     827,317
British Telecom PLC ADR               804    102,711   3,803    485,833  11,033   1,409,466   8,795   1,123,561  18,477   2,360,437
Cadbury Schweppes PLC ADR           1,614     37,929   7,634    179,399  21,982     516,577  17,536     412,096  36,828     865,458
Diageo PLC ADR                      2,257     77,725  10,615    365,554  30,842   1,062,121  24,596     847,025  51,678   1,779,661
Glaxo Wellcome PLC ADR              2,120    122,033   9,992    575,165  29,031   1,671,097  23,146   1,332,342  48,632   2,799,380
Hanson PLC ADR                      1,379     40,767   6,456    190,856  18,797     555,686  14,991     443,171  31,496     931,101
Hong Kong & Shanghai Banking
 ADR                                  420     30,424   1,960    141,978   5,710     413,618   4,550     329,591   9,560     692,503
Reuters Group PLC ADR                 394     47,305   1,873    224,877   5,444     653,620   4,336     520,591   9,121   1,095,090
Smithkline Beecham PLC ADR          1,305     85,233   6,125    400,039  17,791   1,161,975  14,188     926,654  29,807   1,946,770
Vodafone Group PLC ADR              3,950    161,703  18,640    763,075  54,010   2,211,034  43,073   1,763,301  90,480   3,704,025
                                          ----------         ----------         -----------         -----------         -----------
                                             926,360          4,366,863          12,668,541          10,101,492          21,221,459
                                          ----------         ----------         -----------         -----------         -----------

MASTER INVESTMENT PORTFOLIO--
LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules of Investments

                                    LifePath Income      LifePath 2010     LifePath 2020      LifePath 2030       LifePath 2040
                                   -----------------  -----------------  -----------------  ------------------  -----------------
                                   Shares      Value  Shares      Value  Shares       Value  Shares       Value  Shares       Value
COMMON STOCKS , Continued
TOTAL INTERNATIONAL COMMON STOCKS
(Cost $3,836,730, $15,599,815,
$51,039,324, $38,400,533 and
$87,428,20 respectively)              $ 4,993,300        $ 23,247,271        $ 69,222,336         $ 55,209,545     $ 117,364,599
                                      -----------        ------------        ------------         ------------     -------------

TOTAL COMMON STOCKS
(Cost $14,480,323, $72,519,440,
$223,328,935, $159,813,145 and
$362,472 respectively)                 19,114,986         101,838,673         311,382,687          243,592,075       526,047,911
                                      -----------        ------------        ------------         ------------     -------------

MASTER INVESTMENT PORTFOLIO--
LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules of Investments

                           LifePath Income         LifePath 2010        LifePath 2020           LifePath 2030       LifePath 2040
                           ---------------         -------------        -------------           -------------       -------------
                          Shares      Value      Shares      Value     Shares       Value     Shares      Value    Shares      Value
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY
 BONDS & NOTES
Percent of Net Assets                55.86%                 48.58%                 30.13%                17.96%                6.44%
U.S. Treasury
 Bonds,  5.25%,
 11/15/28                      0         --           0         --    260,000     239,281    600,000    552,188 1,000,000    920,313
U.S. Treasury
 Bonds,  6.00%,
 02/15/26                      0         --           0         --          0          --    900,000  $ 912,375 1,570,000 $1,591,588
U.S. Treasury
 Bonds,  6.13%,
 11/15/27-08/15/29             0         --     150,000  $ 157,125    500,000   $ 523,750  1,600,000  1,662,563   400,000    413,625
U.S. Treasury
 Bonds,  6.25%,
 08/15/23-05/15/30       200,000  $ 208,188           0         --    500,000     520,469  1,300,000  1,353,219 2,610,000  2,761,879
U.S. Treasury
 Bonds,  6.38%,
 08/15/27                      0         --           0         --          0          --    600,000    639,563 1,400,000  1,492,313
U.S. Treasury
 Bonds,  6.50%,
 11/15/26                      0         --           0         --          0          --    600,000    648,375         0         --
U.S. Treasury
 Bonds,  6.63%,
 02/15/27                      0         --           0         --          0          --    500,000    549,062         0         --
U.S. Treasury
 Bonds,  6.75%,
 08/15/26                      0         --     570,000    634,481          0          --    500,000    556,562         0         --
U.S. Treasury
 Bonds,  6.88%,
 08/15/25                      0         --           0         --    500,000     562,656    600,000    675,188 1,420,000  1,597,945
U.S. Treasury
 Bonds,  7.13%,
 02/15/23                      0         --     350,000    401,516          0          --    910,000  1,043,941 1,500,000  1,720,782
U.S. Treasury
 Bonds,  7.25%,
 05/15/16-08/15/22             0         --           0         --    300,000     348,094  2,650,000  3,018,750   175,000    197,750
U.S. Treasury
 Bonds,  7.50%,
 11/15/16-11/15/24       150,000    180,281           0         --          0          --  1,950,000  2,279,766 1,000,000  1,201,875
U.S. Treasury
 Bonds,  7.63%,
 02/15/07-02/15/25             0         --           0         --  1,500,000   1,624,062  2,120,000  2,481,481 1,000,000  1,219,375
U.S. Treasury
 Bonds,  7.88%,
 02/15/21                      0         --           0         --          0          --    650,000    796,250 1,300,000  1,592,500
U.S. Treasury
 Bonds,  8.00%,
 11/15/21                100,000    124,562           0         --          0          --    500,000    622,812 1,600,000  1,993,000
U.S. Treasury
 Bonds,  8.13%,
 08/15/19-08/15/21             0         --     200,000    251,625  1,250,000   1,559,156  1,010,000  1,269,863 2,130,000  2,659,406
U.S. Treasury
 Bonds,  8.50%,
 02/15/20                      0         --           0         --          0          --    200,000    257,938         0         --
U.S. Treasury
 Bonds,  8.75%,
 11/15/08-08/15/20             0         --           0         --  1,150,000   1,418,610  2,350,000  3,072,625 2,500,000  3,257,188
U.S. Treasury
 Bonds,  8.88%,
 08/15/17-02/15/19             0         --           0         --          0          --    950,000  1,241,531 1,000,000  1,322,188
U.S. Treasury
 Bonds,  9.00%,
 11/15/18                      0         --           0         --          0          --    350,000    466,703         0         --
U.S. Treasury
 Bonds,  9.13%,
 05/15/09-05/15/18             0         --     400,000    436,500    500,000     545,625    600,000    805,125         0         --
U.S. Treasury
 Bonds,  9.25%,
 02/15/16                      0         --           0         --          0          --          0         --   810,000  1,075,781
U.S. Treasury
 Bonds,  9.38%,
 02/15/06                510,000    587,456     600,000    691,125  1,450,000   1,670,219    800,000    921,500 1,000,000  1,151,875
U.S. Treasury
 Bonds,  9.88%,
 11/15/15                      0         --           0         --          0          --          0         -- 1,000,000  1,386,250
U.S. Treasury
 Bonds, 10.00%,
 05/15/10                      0         --           0         --  1,000,000   1,150,938    330,000    379,810         0         --
U.S. Treasury
 Bonds, 10.63%,
 11/15/09-08/15/15             0         --     600,000    689,063          0          --    450,000    612,719 1,950,000  2,637,485
U.S. Treasury
 Bonds, 10.75%,
 02/15/03-08/15/05     3,350,000  3,811,875   2,450,000  2,900,516  2,400,000   2,874,000    400,000    479,000   550,000    658,625
U.S. Treasury
 Bonds, 11.13%,
 08/15/03              1,650,000  1,868,625     400,000    453,000    600,000    679,5000          0         --       0           --
U.S. Treasury
 Bonds, 11.25%,
 02/15/15                200,000    301,000     400,000    602,000    500,000     752,500    600,000    903,000 1,000,000  1,505,000
U.S. Treasury
 Bonds, 11.63%,
 11/15/02-11/15/04             0         --   1,400,000  1,632,547    900,000   1,082,532          0         --         0         --
U.S. Treasury
 Bonds, 11.75%,
 02/15/10-11/15/14             0         --     550,000    665,844    230,000     321,137    710,000    991,338         0         --
U.S. Treasury
 Bonds, 11.88%,
 11/15/03                      0         --   1,490,000  1,734,454    950,000   1,105,860          0         --         0         --
U.S. Treasury
 Bonds, 12.00%,
 05/15/05-08/15/13       200,000    247,875           0         --    500,000     619,687  1,100,000  1,501,844         0         --
U.S. Treasury
 Bonds, 12.38%,
 05/15/04                      0         --   1,500,000  1,805,157    700,000     842,407          0         --         0         --
U.S. Treasury
 Bonds, 12.50%,
 08/15/14                      0         --           0         --    350,000     502,469    350,000    502,469 1,000,000  1,435,625
U.S. Treasury
 Bonds, 13.75%,
 08/15/04                500,000    632,031           0         --    100,000     126,406          0         --         0         --
U.S. Treasury
 Bonds, 15.75%,
 11/15/01                      0         --           0         --          0          --  1,600,000  1,774,000         0         --
U.S. Treasury
 Notes,  4.25%,
 11/15/03                      0         --   1,700,000  1,609,687  1,200,000   1,136,250          0         --         0         --
U.S. Treasury
 Notes,  4.75%,
 02/15/04-11/15/08     1,600,000  1,514,000   4,050,000  3,790,968  3,500,000   3,301,812          0         --         0         --
U.S. Treasury
 Notes,  5.25%,
 08/15/03-05/15/04       600,000    584,063   3,200,000  3,122,313  3,400,000   3,317,407  1,250,000  1,221,875         0         --
U.S. Treasury
 Notes,  5.38%,
 06/30/03              1,000,000    980,938   1,000,000    980,938  2,000,000   1,961,876          0         --         0         --
U.S. Treasury
 Notes,  5.50%,
 08/31/01-05/15/09     2,675,000  2,613,000   8,600,000  8,429,471 12,400,000  12,173,189  1,530,000  1,486,969         0         --
U.S. Treasury
 Notes,  5.63%,
 09/30/01-05/15/08     1,700,000  1,669,187   8,110,000  7,990,174  9,200,000   9,068,378  2,000,000  1,973,360         0         --
U.S. Treasury
 Notes,  5.75%,
 10/31/02-08/15/03     5,350,000  5,302,688   9,450,000  9,364,642  8,000,000   7,926,939  1,300,000  1,287,813         0         --
U.S. Treasury
 Notes,  5.88%,
 10/31/01-11/15/05     3,450,000  3,430,438   7,650,000  7,603,893 16,700,000  16,604,724    750,000    745,547   300,000    298,219
U.S. Treasury
 Notes,  6.00%,
 07/31/02-08/15/09       300,000    301,781   4,200,000  4,206,626  5,200,000   5,207,064  1,900,000  1,892,875         0         --
U.S. Treasury
 Notes,  6.13%,
 12/31/01-08/15/07     4,300,000  4,329,782   6,700,000  6,714,221  4,450,000   4,460,376    450,000    453,656         0         --
U.S. Treasury
 Notes,  6.25%,
 10/31/01-02/15/07     7,500,000  7,514,471   9,250,000  9,288,051  9,350,000   9,385,239  2,710,000  2,720,898         0         --
U.S. Treasury
 Notes,  6.38%,
 09/30/01-08/15/02     3,700,000  3,706,908   8,400,000  8,415,691  6,600,000   6,609,879  2,000,000  2,005,626         0         --
U.S. Treasury
 Notes,  6.50%,
 08/31/01-02/15/10     5,350,000  5,460,440  13,700,000 13,924,784 15,920,000  16,234,190  1,950,000  1,993,454 1,200,000  1,228,688
U.S. Treasury
 Notes,  6.63%,
 03/31/02-05/15/07             0         --   5,300,000  5,393,117  5,950,000   6,065,594  1,500,000  1,537,657   500,000    517,500
U.S. Treasury
 Notes,  6.75%,
 05/15/05                      0         --           0         --  2,000,000   2,061,876          0         --         0         --

MASTER INVESTMENT PORTFOLIO--
LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules of Investments

                                      LifePath Income       LifePath 2010        LifePath 2020   LifePath 2030   LifePath 2040
                                      ---------------       -------------        -------------   -------------   -------------
                                      Shares    Value       Shares  Value        Shares  Value   Shares  Value   Shares  Value
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY BONDS & NOTES
(Continued)

U.S. Treasury Notes,
  6.88%,
  05/15/06             1,400,000 $ 1,457,313 3,000,000 $  3,122,814 2,900,000 $  3,018,720 1,410,000 $ 1,467,723 300,000 $   312,281
U.S. Treasury Notes,
  7.00%,
  07/15/06             2,000,000   2,095,626 3,500,000    3,667,346 4,840,000    5,071,415 1,100,000   1,152,594       0          --
U.S. Treasury Notes,
  7.25%, 05/15/04-
  08/15/04             1,250,000   1,301,563 5,400,000    5,615,532 4,800,000    4,994,563 1,250,000   1,301,563       0          --
U.S. Treasury Notes,
  7.50%, 11/15/01-
  02/15/05             2,350,000   2,424,188 4,150,000    4,240,516 5,850,000    6,043,002 1,400,000   1,477,874 100,000     105,563
U.S. Treasury Notes,
  7.88%, 08/15/01-
  11/15/04               750,000     760,781   700,000      746,158 1,700,000    1,812,095         0          --       0          --
                                 -----------           ------------           ------------           -----------       -----------
TOTAL U.S. TREASURY
BONDS & NOTES
(Cost $53,641,570,
  $121, 513,479,
  $145,213, 784,
  $  54,339,773 and
  $35, 386,067,
  respectively)                   53,409,060            121,281,895            145,523,946            55,691,044        36,254,619
                                 -----------           ------------           ------------           -----------       -----------
SHORT TERM INSTRUMENTS
Percent of Net
  Assets                               2.02%                  6.00%                  8.61%                 7.77%             9.19%
Goldman Sachs
  Financial
Square Prime
  Obligation
  Fund             ++   498,542     498,592 5,596,742     5,596,742 11,713,785  11,7136,656,519  6,656,14,540,82014,540,820
Short Term
Investment
Company Liquid
Assets Portfolio   ++ 1,000,000 1,000,000  6,000,000  6,000,000  20,514,753  20,514.000  12,000,000 12,000,000 26,000,000 26,000,000
Federal Home Loan
Mortgage
Corporation
Discount
Note, 6.43%,
10/24/00           ++   168,906   168,906  1,307,110  1,307,110   3,632,594   3,632,594   2,102,842  2,102,842  4,522,022  4,522,022
Providian Temp Cash
Money Market
Fund               ++   266,277   266,277  2,060,634  2,060,634   5,726,715   5,726,715   3,315,091  3,315,091  6,707,658  6,707,658
TOTAL SHORT TERM
INSTRUMENTS
(Cost $1,933,725,
$14,964,486,
$41,587,
847, $  24,074,452
and $51,770,500,
respectively)                    1,933,725           14,964,486              41,587,847             24,074,452            51,770,500

REPURCHASE AGREEMENT
Percent of Net Assets               23.80%               10.27%                   5.23%                  3.48%                 0.24%

Morgan Stanley Tri
Party Repurchase
Agreement,
dated 8/31/00, due
09/01/00, with
a maturity value of
$  85,816,892 and
an effective
yield of 6.35%.      22,755,814 22,755,814 25,637,236 25,637,236  25,273,471  25,273,471  10,784,020 10,784,20  1,351,216  1,351,216
TOTAL REPURCHASE
AGREEMENT

(Cost $22,755,814,
$25,637,236,
$25,273,471,
$  10,784,020 and
$1,351,216,
respectively)                   22,755,814            25,637,236              25,273,471             10,784,020            1,351,216
                                ==========            ==========              ==========             ==========            ========

TOTAL INVESTMENTS
IN SECURITIES
(Cost
$92,811,432,
$234,634,641,
$435,404,037,
$  249,011,390
and
$450,980,448,
respectively)       101.67%  $97,213,585  105.64% $263,722,290   108.43% $523,767,951     107.77% $ 334,141592  109.27% $615,424,246
Other Assets
and Liabilities,
Net                   (1.67) (1,593,891) (5.64)  (14,070,036)    (8.43)   (40,707,324)  (7.77)    (24,085,460  (9.27)  (52,189,657)
                    ------------------  --------------------   ----------------------  ---------------------- ---------------------
TOTAL NET ASSETS    100.00% $95,619,694 100.00%  $249,652,254  100.00%    $483,060,627 100.00%   $310,056,131 100.00% $ 563,234,589
                    ==================  ====================   ======================  ====================== =====================

 + Non-income earning securities.
 ++ Represents investment of collateral received from securities lending transactions. See Note 4.

The accompanying notes are an integral part of the financial statements.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 2000 (Unaudited)

                                             LifePath Income   LifePath 2010     LifePath 2020     LifePath 2030      LifePath 2040
                                            Master Portfolio  Master Portfolio  Master Portfolio  Master Portfolio  Master Portfolio
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                          $   92,811,432   $  234,634,641    $ 435,404,037    $  249,011,390     $   450,980,448
                                             --------------   --------------    -------------    --------------     ---------------
Investments at market value (Note 1)         $   74,457,771   $  238,085,054    $ 498,494,480    $  323,357,571     $   614,073,030
Repurchase agreements (Note 1)                   22,755,814       25,637,236       25,273,471        10,784,020           1,351,216
                                             --------------   --------------    -------------    --------------     ---------------
Total investments in securities                  97,213,585      263,722,290      523,767,951       334,141,591         615,424,246
Receivables:
     Investment securities sold                          --               --           90,000            66,000             156,000
     Dividends and interest                         599,117        1,546,971        2,037,225           727,045             947,693
                                             --------------   --------------    -------------    --------------     ---------------
Total Assets                                     97,812,702      265,269,261      525,895,176       334,934,636         616,527,939
                                             --------------   --------------    -------------    --------------     ---------------
LIABILITIES
Payables:
     Collateral for securities
     loaned (Note 4)                              1,933,725       14,964,486       41,587,847        24,074,452          51,770,500
     Due to BGI (Note 2)                            259,283          652,521        1,246,702           804,053           1,522,850
                                             --------------   --------------    -------------    --------------     ---------------
Total Liabilities                                 2,193,008       15,617,007       42,834,549        24,878,505          53,293,350
                                             --------------   --------------    -------------    --------------     ---------------
NET ASSETS                                   $   95,619,694   $  249,652,254    $ 483,060,627    $  310,056,131     $   563,234,589
                                             ==============   ==============    =============    ==============     ===============
------------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF OPERATIONS
For the Six Months Ended August 31, 2000 (Unaudited)

                                                 LifePath Income  LifePath 2010    LifePath 2020    LifePath 2030    LifePath 2040
                                                Master Portfolio Master Portfolio Master Portfolio Master Portfolio Master Portfolio
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  Dividends                                +      $     140,717   $    732,721     $  1,994,048     $  1,598,567     $  3,460,059
  Interest                                 ++         2,192,118      3,918,698        4,534,695        1,513,453          468,170
                                                  -------------   ------------     ------------     ------------     ------------
Total investment income                               2,332,835      4,651,419        6,528,743        3,112,020        3,928,229
                                                  -------------   ------------     ------------     ------------     ------------
EXPENSES (Note 2)

  Advisory fees                                         259,282        652,521        1,246,702          804,053        1,522,850
                                                  -------------   ------------     ------------     ------------     ------------
Total expenses                                          259,282        652,521        1,246,702          804,053        1,522,850
                                                  -------------   ------------     ------------     ------------     ------------
Net investment income                                 2,073,553      3,998,898        5,282,041        2,307,967        2,405,379
                                                  -------------   ------------     ------------     ------------     ------------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS

  Net realized gain on sale of investments            3,619,518      8,128,815       12,163,265        6,844,122       23,459,612
  Net change in unrealized appreciation
  (depreciation) of investments                       (662,112)      1,736,694       12,160,995       14,369,713       19,763,487
                                                  -------------   ------------     ------------     ------------     ------------
Net gain on investments                               2,957,406      9,865,509       24,324,260       21,213,835       43,223,099
                                                  -------------   ------------     ------------     ------------     ------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                      5,030,959   $ 13,864,407     $ 29,606,301     $ 23,521,802     $ 45,628,478
                                                  =============   ============     ============     ============     ============

+    Net of foreign withholding tax of:                   5,625   $     24,281     $     60,384     $     57,058     $    107,229
++   Interest income includes securities
      lending income of:                                  1,382   $     12,277     $     37,605     $     26,482     $     60,803

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                               LifePath Income Master Portfolio     LifePath 2010 Master Portfolio
                                                             ------------------------------------ ----------------------------------
                                                               For the Six                          For the Six
                                                               Months Ended        For the         Months Ended      For the
                                                              August 31, 2000     Year Ended      August 31, 2000    Year Ended
                                                                (Unaudited)    February 29, 2000    (Unaudited)    February 29, 2000
                                                             ------------------------------------ ----------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                       $     2,073,553  $     4,330,040    $     3,998,898    $    7,464,247
  Net realized gain                                                 3,619,518        2,506,435          8,128,815        17,805,780
  Net change in unrealized appreciation (depreciation)               (662,112)      (1,106,762)         1,736,694        (6,180,937)
                                                              ---------------  ---------------    ---------------    --------------
Net increase in net assets resulting from operations                5,030,959        5,729,713         13,864,407        19,089,090
                                                              ---------------  ---------------    ---------------    --------------
Interestholder transactions:
  Contributions                                                    13,866,851       43,145,007         45,826,394        94,838,352
  Withdrawals                                                     (17,338,902)     (71,554,344)       (39,270,166)     (128,256,885)
                                                              ---------------  ---------------    ---------------    --------------
Net increase (decrease) in net assets resulting from
 interestholder transactions                                       (3,472,051)     (28,409,337)         6,556,228       (33,418,533)
                                                              ---------------  ---------------    ---------------    --------------
Increase (decrease) in net assets                                   1,558,908      (22,679,624)        20,420,635       (14,329,443)
NET ASSETS:
Beginning of period                                                94,060,786      116,740,410        229,231,619       243,561,062
                                                              ---------------  ---------------    ---------------    --------------
End of period                                                 $    95,619,694  $    94,060,786    $   249,652,254    $  229,231,619
                                                              ===============  ===============    ===============    ==============

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                                               LifePath Income Master Portfolio     LifePath 2010 Master Portfolio
                                                             ------------------------------------ ----------------------------------
                                                               For the Six                          For the Six
                                                               Months Ended        For the         Months Ended      For the
                                                              August 31, 2000     Year Ended      August 31, 2000    Year Ended
                                                                (Unaudited)    February 29, 2000    (Unaudited)    February 29, 2000
                                                             ------------------------------------ ----------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                      $   5,282,041      $     8,682,071   $     2,307,967    $    4,706,083
  Net realized gain                                             12,163,265           33,627,531         6,844,122        31,399,199
  Net change in unrealized appreciation (depreciation)          12,160,995           (2,423,834)       14,369,713        (1,042,385)
                                                             -------------      ---------------   ---------------    --------------
Net increase in net assets resulting from operations            29,606,301           39,885,768        23,521,802        35,062,897
                                                             -------------      ---------------   ---------------    --------------
Interestholder transactions:
  Contributions                                                126,357,753          168,045,167        51,173,633        88,855,257
  Withdrawals                                                  (66,433,754)         180,564,241)      (36,857,981)      128,529,895)
                                                             -------------      ---------------   ---------------    --------------
Net increase (decrease) in net assets resulting from
 interestholder transactions                                    59,923,999          (12,519,074)       14,315,652       (39,674,638)
                                                             -------------      ---------------   ---------------    --------------
Increase (decrease) in net assets                               89,530,300           27,366,694        37,837,454        (4,611,741)
NET ASSETS:
Beginning of period                                            393,530,327          366,163,633       272,218,677       276,830,418
                                                             -------------      ---------------   ---------------    --------------
End of period                                                $ 483,060,627      $   393,530,327   $   310,056,131    $  272,218,677
                                                             =============      ===============   ===============    ==============

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                                                                  LifePath Income Master Portfolio
                                                                                ------------------------------------
                                                                                  For the Six
                                                                                  Months Ended        For the
                                                                                 August 31, 2000     Year Ended
                                                                                   (Unaudited)    February 29, 2000
                                                                                ------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                                         $    2,405,379   $     5,036,306
  Net realized gain                                                                 23,459,612        52,425,320
  Net change in unrealized appreciation (depreciation)                              19,763,487        19,635,208
                                                                                --------------   ---------------
Net increase in net assets resulting from operations                                45,628,478        77,096,834
                                                                                --------------   ---------------
Interestholder transactions:
  Contributions                                                                     61,791,381       194,264,394
  Withdrawals                                                                      (84,045,168)      224,020,215)
                                                                                --------------   ---------------
Net (decrease) in net assets resulting from interestholder transactions            (22,253,787)      (29,755,821)
                                                                                --------------   ---------------
Increase in net assets                                                              23,374,691        47,341,013
NET ASSETS:
Beginning of period                                                                539,859,898       492,518,885
                                                                                --------------   ---------------
End of period                                                                   $  563,234,589   $   539,859,898
                                                                                ==============   ===============

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)(Continued)

1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated October 21, 1993, and had no operations prior to March 1, 1994. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate to the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios").

     The following is a summary of significant accounting policies which are consistently followed by the MIP in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The equity securities of each Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method.

     FEDERAL INCOME TAXES

     MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that each Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in a Master Portfolio will be taxable on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, each Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g. distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     FUTURES CONTRACTS

     The Master Portfolios may purchase long futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)(Continued)

set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolios are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolios as unrealized gains or losses. When the contract is closed, the Master Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolios are required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with long futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

     As of August 31, 2000, there were no open long futures contracts outstanding.

     REPURCHASE AGREEMENTS

     Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Master Portfolio's Schedule of Investments. The advisor to the Master Portfolios may pool each Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. Each Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than the repurchase price.

     The repurchase agreements entered into on August 31, 2000 by the Master Portfolios were fully collateralized by U.S. Government obligations with a rate of 5.50%, a maturity date of 02/28/03 and an aggregate market value of $87,548,481.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFLIATES

     Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is entitled to receive 0.55% of the average daily net assets of each of the Master Portfolios as compensation for its advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.

     Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of each Master Portfolio.

     Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolios.

     The MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolios, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolios. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Certain officers and trustees of MIP are also officers of Stephens. As of August 31, 2000, these officers of Stephens collectively owned less than 1% of the Master Portfolios' outstanding beneficial interests.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     Purchases and sales of investments, exclusive of short-term securities, for each Master Portfolio for the six months ended August 31, 2000, were as follows:

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)(Continued)

  Aggregate Purchases           LifePath Income    LifePath 2010      LifePath 2020       LifePath 2030       LifePath 2040
  and Sales of:                Master Portfolio   Master Portfolio   Master Portfolio    Master Portfolio    Master Portfolio
  ---------------------------------------------  -----------------  -----------------   -----------------   -----------------
  U.S. GOVERNMENT OBLIGATIONS:

  Purchases at cost               $ 2,969,541       $28,194,766        $63,324,207         $22,904,625        $34,096,634
  Sales proceeds                   11,367,132        22,266,375         33,376,181           9,572,016          3,321,569
  OTHER SECURITIES:

  Purchases at cost               $ 9,531,498       $41,636,481        $79,476,353         $35,700,653        $38,325,264
  Sales proceeds                   12,211,307        48,436,996         54,942,885          36,244,240         87,634,003

     As of August 31, 2000 the Master Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

                                              Tax               Unrealized           Unrealized          Net Unrealized
  Master Portfolio                            Cost             Appreciation         Depreciation          Appreciation
  ---------------------------------------------------------------------------------------------------------------------
  LifePath Income Master             $     92,811,432     $      5,724,933     $     (1,322,780)     $      4,402,153
  Portfolio
  LifePath 2010 Master Portfolio          234,634,641           32,730,382           (3,642,733)           29,087,649
  LifePath 2020 Master Portfolio          435,404,037           99,281,379          (10,917,465)           88,363,914
  LifePath 2030 Master Portfolio          249,011,390           94,048,787           (8,918,586)           85,130,201
  LifePath 2040 Master Portfolio          450,980,448          189,508,547          (25,064,749)          164,443,798


4.   PORTFOLIO SECURITIES LOANED

     As of August 31, 2000, the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in U.S. Government Agency obligations and money market mutual funds. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral were as follows:


                                               Value of                    Value of
  Master Portfolio                            Securities                  Collateral
  ------------------------------------------------------------------------------------
  LifePath Income Master Portfolio              $ 1,872,563                $ 1,933,725
  LifePath 2010 Master Portfolio                 14,533,869                 14,964,486
  LifePath 2020 Master Portfolio                 40,313,331                 41,587,847
  LifePath 2030 Master Portfolio                 23,295,075                 24,074,452
  LifePath 2040 Master Portfolio                 50,152,653                 51,770,500


5.   FINANCIAL HIGHLIGHTS

     The ratios of expenses to average net assets, net investment income to average net assets and portfolio turnover rates, excluding short-term securities, for the Master Portfolios were as follows:

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)(Continued)

                                                                                Six                  For the
                                                                            Months Ended            Year Ended
                                                                          August 31, 2000           February 29,
                                                                            (Unaudited)                 2000
-----------------------------------------------------------------------------------------------------------------------
LifePath Income Master Portfolio
     Ratio of expenses to average net assets                      +            0.55%                 0.55%
     Ratio of net investment income to average net assets         +            4.40%                 4.03%
     Portfolio turnover rate                                                     16%                   55%

LifePath 2010 Master Portfolio
     Ratio of expenses to average net assets                      +            0.55%                 0.55%
     Ratio of net investment income to average net assets         +            3.37%                 3.20%
     Portfolio turnover rate                                                     33%                   49%

LifePath 2020 Master Portfolio
     Ratio of expenses to average net assets                      +            0.55%                 0.55%
     Ratio of net investment income to average net assets         +            2.33%                 2.27%
     Portfolio turnover rate                                                     21%                   43%

LifePath 2030 Master Portfolio
     Ratio of expenses to average net assets                      +            0.55%                 0.55%
     Ratio of net investment income to average net assets         +            1.58%                 1.72%
     Portfolio turnover rate                                                     16%                   26%

LifePath 2040 Master Portfolio
     Ratio of expenses to average net assets                      +            0.55%                 0.55%
     Ratio of net investment income to average net assets         +            0.87%                 0.99%
     Portfolio turnover rate                                                     13%                   29%

-----------------------------------------------------------------------------------------------------------------------

+      Annualized for periods of less than one year.